    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 14, 2003


                                                               FILE NO. 33-9504
                                                               FILE NO. 811-4878

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933         / /

                         POST-EFFECTIVE AMENDMENT NO. 41    /X/

                                       AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940     / /

                                AMENDMENT NO. 43            /X/


                                   ----------

                         SEI INSTITUTIONAL MANAGED TRUST
               (Exact Name of Registrant as Specified in Charter)


                               c/o CT CORPORATION
                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of Principal Executive Offices) (Zip Code)
       Registrant's Telephone Number, including Area Code: (800) 342-5734


                               EDWARD D. LOUGHLIN
                           c/o SEI Investments Company
                            Oaks, Pennsylvania 19456
                     (Name and Address of Agent for Service)

                                   COPIES TO:

       Richard W. Grant, Esq.                  Thomas P. Lemke, Esq.
       Morgan Lewis & Bockius LLP              Morgan Lewis & Bockius LLP
       1701 Market Street                      1111 Pennsylvania Avenue, N.W.
       Philadelphia, Pennsylvania 19103        Washington, D.C. 20004

                                   ----------

      Title of Securities Being Registered. . .Units of Beneficial Interest

                                   ----------

       It is proposed that this filing become effective (check appropriate box)

             / /  Immediately upon filing pursuant to paragraph (b)
             /X/ On January 30, 2004 pursuant to paragraph (a)(2) of Rule 485 / / 60 days after filing pursuant to paragraph (a)(1)
             / /  On [date] pursuant to paragraph (a)(1)
             / /  75 days after filing pursuant to paragraph (a)(2)
             / /  On [date] pursuant to paragraph (a)(1)

       If appropriate check the following box:

             / / This post-effective Amendment designates a new effective date for a previously filed post-effective Amendment.

================================================================================

                        SEI INSTITUTIONAL MANAGED TRUST

                                 CLASS A SHARES

                                   PROSPECTUS

                                JANUARY 31, 2004

                           SMALL/MID CAP EQUITY FUND

                              INVESTMENT ADVISER:
                     SEI INVESTMENTS MANAGEMENT CORPORATION

                            INVESTMENT SUB-ADVISERS:
                      ARTISAN PARTNERS LIMITED PARTNERSHIP
                            BLACKROCK ADVISORS, INC.
                          DELAWARE MANAGEMENT COMPANY
                          LEE MUNDER INVESTMENTS, LTD.
                              LSV ASSET MANAGEMENT
                       MARTINGALE ASSET MANAGEMENT, L.P.
                        MAZAMA CAPITAL MANAGEMENT, INC.
              SECURITY CAPITAL RESEARCH & MANAGEMENT INCORPORATED
                       WELLINGTON MANAGEMENT COMPANY, LLP

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
         SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS

The SEI Institutional Managed Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about the Class A Shares of the Small/Mid Cap Equity Fund that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:

                                                                 PAGE
   PRINCIPAL INVESTMENT STRATEGIES AND RISKS,
      PERFORMANCE INFORMATION AND EXPENSES                       XXX
   MORE INFORMATION ABOUT FUND INVESTMENTS                       XXX
   INVESTMENT ADVISER AND SUB-ADVISERS                           XXX
   PURCHASING, SELLING AND EXCHANGING FUND SHARES                XXX
   DIVIDENDS, DISTRIBUTIONS AND TAXES                            XXX
   HOW TO OBTAIN MORE INFORMATION ABOUT
      SEI INSTITUTIONAL MANAGED TRUST                            Back Cover

ASSET ALLOCATION

The Fund has its own distinct risk and reward characteristics, investment objectives, policies and strategies. In addition to managing the Fund, SEI Investments Management Corporation (SIMC) constructs and maintains asset allocation strategies for certain clients, and the Fund is designed in part to implement those strategies. The degree to which an investor's portfolio is invested in the particular market segments and/or asset classes represented by the Fund varies, as does the investment risk/return potential represented by the Fund. Because of the historical lack of correlation among various asset classes, an investment in a portfolio of the Fund representing a range of asset classes as part of an asset allocation strategy may reduce the strategy's overall level of volatility. As a result, an asset allocation strategy may reduce risk.

In managing the Fund, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of managers, and continuous portfolio management. Asset allocation across appropriate asset classes (represented by the Fund) is the central theme of SIMC's investment philosophy. SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class. SIMC then oversees a network of managers who invest the assets of the Fund in distinct segments of the market or class represented by the Fund. These managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates managers for the Fund to ensure that they do not deviate from their stated investment philosophy or process.

RISK/RETURN INFORMATION

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of SIMC and one or more Sub-Advisers who manage portions of the Fund's assets in a way that they believe will help the Fund achieve its goal. SIMC acts as "manager of managers" for the Fund, and attempts to ensure that the Sub-Advisers comply with the Fund's investment policies and guidelines. SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Fund's Board. Still, investing in the Fund involves risks, and there is no guarantee that the Fund will achieve its goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy, and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The estimated level of volatility for the Fund is set forth in the Fund Summary that follows. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

SMALL/MID CAP EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL:                   Long-term capital appreciation

SHARE PRICE VOLATILITY:            High

PRINCIPAL INVESTMENT STRATEGY:     Utilizing multiple sub-advisers, the Fund
                                   invests in the common stocks and other equity securities of small to medium sized issuers


INVESTMENT STRATEGY

Under normal circumstances, the Small/Mid Cap Equity Fund will invest at least 80% of its net assets in equity securities of small and medium sized companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Russell 2500 Index (currently between $67 million and $3.6 billion). The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. For example, the Sub-Advisers may include both value managers (I.E., managers that select stocks they believe are undervalued in light of such fundamental characteristics as earnings, cash flow or book value), and growth managers (I.E., managers that select stocks they believe have significant earnings growth potential based on new product introductions, revenue growth and/or margin improvement and other factors).

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small to medium capitalization securities may underperform other segments of the equity markets or the equity markets as a whole. The smaller and medium capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and medium cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

PERFORMANCE INFORMATION

As of January 31, 2004, the Fund had not commenced operations, and did not have a performance history.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)

                                                     CLASS A SHARES
--------------------------------------------------------------------
Investment Advisory Fees                                  0.65%
Distribution (12b-1) Fees                                 None
Other Expenses                                            0.62%*
                                                          ----
Total Annual Fund Operating Expenses                      1.27%**

----------
*    Other expenses are based on estimated amounts for the current fiscal year.
**   The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser and the Administrator are each voluntarily waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and the Administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

Small/Mid Cap Equity Fund - Class A Shares                           1.10%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                     1 YEAR        3 YEARS
Small/Mid Cap Equity Fund - Class A Shares           $  129         $ 403

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary investment strategies. However, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Sub-Advisers use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund's objectives. The Fund will do so only if the Adviser or Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that the Fund will achieve its investment goal.

INVESTMENT ADVISER AND SUB-ADVISERS

SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) ACTS AS THE MANAGER OF MANAGERS OF THE FUND, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUND SINCE IT ALLOCATES THE FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Fund's investment policies and guidelines, and monitors each Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC. SIMC pays the Sub-Advisers out of the investment advisory fees it receives.

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Fund. As of December 31, 2003, SIMC had approximately $XX.X billion in assets under management. The Fund will pay SIMC advisory fees, as a percentage of the Fund's average net assets, at the annual rate of 0.65%.

SUB-ADVISERS AND PORTFOLIO MANAGERS

SMALL/MID CAP EQUITY FUND:

ARTISAN PARTNERS LIMITED PARTNERSHIP: Artisan Partners Limited Partnership (Artisan), located at 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202, serves as a Sub-Adviser to the Small/Mid Cap Equity Fund. Scott C. Satterwhite and James C. Kieffer, both Managing Directors of Artisan, serve as portfolio managers for the portion of the Small/Mid Cap Equity Fund's assets allocated to Artisan. Prior to joining Artisan in 1997, Mr. Satterwhite was a Portfolio Manager at Wachovia Bank, N.A. and Mr. Kieffer was a research analyst at the investment firm McColl Partners.

BLACKROCK ADVISORS, INC.: BlackRock Advisors, Inc. (BlackRock), located at 40 East 52nd Street, New York, New York 10022, serves as a Sub-Adviser to the Small/Mid Cap Equity Fund. Wayne Archambo, CFA, serves as lead portfolio manager and Kate O'Connor, CFA, serves as co-portfolio manager of the portion of the Small/Mid Cap Equity Fund's assets allocated to BlackRock. Prior to joining BlackRock in 2002, Mr. Archambo was a founding partner and manager of Boston Partners Asset Management, L.P.'s small and mid cap value equity products since the firm's inception in 1995. Prior to joining BlackRock in 2002, Ms. O'Connor served as an equity analyst at Independence Investment LLC from 2000-2001 and a principal at Boston Partners Asset Management L.P. from 1997-2000.

DELAWARE MANAGEMENT COMPANY: Delaware Management Company, a series of Delaware Management Business Trust (DMC), located at One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103-7098, serves as a Sub-Adviser to the Small/Mid Cap Equity Fund. A team of investment professionals at DMC manages the portion of the Small/Mid Cap Equity Fund's assets allocated to DMC. The team members have an average of 14 years of investment experience.

LEE MUNDER INVESTMENTS, LTD.: Lee Munder Investments, Ltd. (LMIL), located at 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116, serves as a Sub-Adviser to the Small/Mid Cap Equity Fund. Andrew Beja, CFA, Managing Director of LMIL, and Jonathan Stone, CFA, Managing Director of LMIL, serve as portfolio managers of the portion of the assets of the Small/Mid Cap Equity Fund allocated to LMIL. Mr. Beja and Mr. Stone each has over 18 and 20 years of investment experience, respectively.

LSV ASSET MANAGEMENT: LSV Asset Management (LSV), located at 1 N. Wacker Drive, Chicago, Illinois 60606, serves as a Sub-Adviser to the Small/Mid Cap Equity Fund. Josef Lakonishok, Robert Vishny and Menno Vermeulen of LSV serve as portfolio managers of the portion of the Small/Mid Cap Equity Fund's assets allocated to LSV. They are all partners of LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.45% of the average monthly market value of the assets of the portion of the Fund managed by LSV.

MARTINGALE ASSET MANAGEMENT, L.P.: Martingale Asset Management, L.P. (Martingale), located at 222 Berkeley Street, Boston, Massachusetts 02116, serves as a Sub-Adviser to the Small/Mid Cap Equity Fund. A team of investment professionals at Martingale manages the portion of the assets of the Small/Mid Cap Equity Fund allocated to Martingale.

MAZAMA CAPITAL MANAGEMENT, INC.: Mazama Capital Management, Inc. (Mazama), located at One Southwest Columbia Street, Suite 1500, Portland, Oregon 97258, serves as a Sub-Adviser to the Small/Mid Cap Equity Fund. Ronald A. Sauer, a founder, President and Senior Portfolio Manager of Mazama, and Stephen C. Brink, CFA, Senior Vice President, Director of Research and Portfolio Manager of Mazama, serve as portfolio managers of the portion of the Small/Mid Cap Equity Fund's assets managed by Mazama. Prior to founding Mazama in October 1997, Mr. Sauer was President and Director of Research at Black & Company, Inc. Mr. Sauer has over 23 years of investment experience. Prior to joining Mazama in 1997, Mr. Brink was Chief Investment Officer at US Trust's Pacific Northwest office. Mr. Brink has over 26 years of investment experience.

SECURITY CAPITAL RESEARCH & MANAGEMENT INCORPORATED: Security Capital Research & Management Incorporated (Security Capital), located at 11 South LaSalle Street, 2nd Floor, Chicago, Illinois 60603, serves as a Sub-Adviser to the Small/Mid Cap Equity Fund. Anthony R. Manno, Jr., Kenneth D. Statz, and Kevin W. Bedell comprise the Portfolio Management Committee of Security Capital. The Portfolio Management Committee is responsible for determining the portfolio composition for the Small/Mid Cap Equity Fund's assets allocated to Security Capital. The members of the Portfolio Management Committee have an average of 19 years of investment experience.

WELLINGTON MANAGEMENT COMPANY, LLP: Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, serves as a Sub-Adviser to the Small/Mid Cap Equity Fund. Jamie A. Rome, CFA, Vice President and Equity Portfolio Manager of Wellington Management, serves as portfolio manager of the portion of the Small/Mid Cap Equity Fund's assets allocated to Wellington Management. Mr. Rome joined Wellington Management in 1994 and has 17 years of investment experience.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called redeem) and exchange Class A Shares of the Fund.

The Fund offers Class A Shares only to financial institutions and intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the day after the order is placed. The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

When you purchase, sell or exchange Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Fund promptly in accordance with the Fund's procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

The Fund calculates its NAV once each Business Day at the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV, the Fund (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m., Eastern time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Fund may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of the Fund's investments may change on days when you cannot purchase or sell Fund shares.

MINIMUM PURCHASES

To purchase Class A Shares for the first time, you must invest at least $100,000 in the Fund with minimum subsequent investments of at least $1,000. The Fund may accept investments of smaller amounts at its discretion.

FOREIGN INVESTORS

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. Accounts for the Fund are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Fund, however, reserves the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary that you open your account through is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under Federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

HOW TO SELL YOUR FUND SHARES

If you hold Class A Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Fund (or its authorized intermediary) receives your request.

RECEIVING YOUR MONEY

Normally, the Fund will make payment on your sale on the Business Day following the day on which it receives your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

HOW TO EXCHANGE YOUR SHARES

You may exchange Class A Shares of the Fund for Class A Shares of any other Fund on any Business Day by contacting the Fund directly by mail or telephone. You may also exchange shares through your financial institution or intermediary by telephone. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions that the Fund reasonably believes to be genuine.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's shares.

For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its investment income quarterly as a dividend to shareholders. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates except to the extent they are designated as qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15 percent (5 percent for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains regardless of how long you have held your Fund shares. Long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale. Currently, any capital gain or loss realized upon a sale or exchange of Fund shares is generally treated as long-term gain or loss if the shares have been held for more than one year. Capital gain or loss realized upon a sale or exchange of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of Fund shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund shares.

MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

                         SEI INSTITUTIONAL MANAGED TRUST

INVESTMENT ADVISER

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated January, 31, 2004, includes more detailed information about the SEI Institutional Managed Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

TO OBTAIN AN SAI

BY TELEPHONE: Call 1-800-DIAL-SEI

BY MAIL: Write to the Funds at:
         1 Freedom Valley Drive
         Oaks, PA 19456

BY INTERNET: www.seic.com

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the SEI Institutional Managed Trust, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Institutional Managed Trust's Investment Company Act registration number is 811-4878.

                         SEI INSTITUTIONAL MANAGED TRUST

Administrator:

   SEI Investments Fund Management

Distributor:

   SEI Investments Distribution Co.

Adviser:

   SEI Investments Management Corporation

Sub-Advisers:


   Analytic Investors, Inc.
   Aronson+Johnson+Ortiz, LP

   Artisan Partners Limited Partnership
   Barclays Global Fund Advisors
   BlackRock Advisors, Inc.

   David J. Greene and Company, LLC
   Delaware Management Company
   Enhanced Investment Technologies, LLC
   Franklin Portfolio Associates, LLC
   Goldman Sachs Asset Management

   Lee Munder Investments, Ltd.
   LSV Asset Management
   Martingale Asset Management, L.P.
   Mazama Capital Management, Inc.
   McKinley Capital Management Inc.
   Metropolitan West Asset Management LLC
   Montag & Caldwell, Inc.

   [Nicholas-Applegate Capital Management]
   Nomura Corporate Research and Asset Management, Inc.

   Parametric Portfolio Associates
   Peregrine Capital Management, Inc.

   Prudential Investment Management, Inc.
   RS Investment Management, L.P.

   Sanford C. Bernstein & Co., LLC

   Security Capital Research & Management Group Incorporated
   [Shenkman Capital Management Inc.]
   Transamerica Investment Management, LLC

   Wellington Management Company, LLP
   Western Asset Management Company

   Wells Capital Management, Inc.

      This STATEMENT OF ADDITIONAL INFORMATION is not a Prospectus. It is intended to provide additional information regarding the activities and operations of the SEI Institutional Managed Trust (the "Trust") and should be read in conjunction with the Trust's Prospectuses dated January 31, 2004. Prospectuses may be obtained by writing the Trust's distributor, SEI Investments Distribution Co., at Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.

      The Trust's financial statements for the fiscal year ended September 30, 2003, including notes thereto and the report of __________________ thereon, are herein incorporated by reference from the Trust's 2003 Annual Report. A copy of the 2003 Annual Report must accompany the delivery of this Statement of Additional Information.

January 31, 2004

                                TABLE OF CONTENTS


The Trust                                                                   S-2
Investment Objectives and Policies                                          S-2
Description of Permitted Investments and Risk Factors                       S-7
Investment Limitations                                                     S-27
The Administrator and Transfer Agent                                       S-30
The Adviser and Sub-Advisers                                               S-31
Distribution, Shareholder Servicing and Administrative Servicing           S-36
Trustees and Officers of the Trust                                         S-37
Performance                                                                S-42
Purchase and Redemption of Shares                                          S-47
Taxes                                                                      S-48
Portfolio Transactions                                                     S-50
Description of Shares                                                      S-54
Limitation of Trustees' Liability                                          S-54
Code of Ethics                                                             S-54
Voting                                                                     S-54
Shareholder Liability                                                      S-54
Control Persons and Principal Holders of Securities                        S-55
Master/Feeder Option                                                       S-59
Custodian                                                                  S-60
Experts                                                                    S-60
Legal Counsel                                                              S-60
Description of Ratings                                                      A-1


January 31, 2004

                                    THE TRUST


      SEI Institutional Managed Trust (the "Trust") is an open-end management investment company that offers shares of diversified portfolios. The Trust was established as a Massachusetts business trust pursuant to a Declaration of Trust dated October 20, 1986. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of units of beneficial interest ("shares") and separate classes of shares of such portfolios. Shareholders may purchase shares in certain portfolios through separate classes. Class A, Class I and Class Y shares may be offered which may provide for variations in transfer agent fees, shareholder servicing fees, administrative servicing fees, dividends and certain voting rights. Except for differences among the classes pertaining to shareholder servicing, administrative servicing, voting rights, dividends and transfer agent expenses, each share of each portfolio represents an equal proportionate interest in that portfolio with each other share of that portfolio.

      This Statement of Additional Information relates to the following portfolios: Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Large Cap Disciplined Equity, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Small/Mid Cap Equity, Mid-Cap, Managed Volatility, Real Estate, Core Fixed Income, and High Yield Bond Funds (each a "Fund" and, together, the "Funds"), including all classes of the Funds.


      The investment adviser and investment sub-advisers to the Funds are referred to collectively as the "advisers."

                       INVESTMENT OBJECTIVES AND POLICIES

      LARGE CAP VALUE FUND--The investment objective of the Large Cap Value Fund is long-term growth of capital and income. There can be no assurance that the Fund will achieve its investment objective.


      Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies (I.E., companies with market capitalizations of more than $1 billion). The Fund will notify its shareholders at least 60 days prior to any change to this policy. The Fund may invest in U.S. dollar denominated obligations and securities of foreign issuers. The Fund may only invest in equity securities if they are listed on registered exchanges or actively traded in the over-the-counter market. The Fund may invest in American Depository Receipts ("ADRs") traded on registered exchanges or on Nasdaq. The Fund will invest primarily in a diversified portfolio of high quality income producing common stocks of large companies which, in the opinion of the advisers, are undervalued in the marketplace at the time of purchase. In general, the advisers characterize high quality securities as those that have above average reinvestment rates. Any remaining assets may be invested in other equity securities and in investment grade fixed income securities. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of real estate investment trusts ("REITs"), and shares of other investment companies, and lend its securities to qualified borrowers.


      LARGE CAP GROWTH FUND--The investment objective of the Large Cap Growth Fund is capital appreciation. There can be no assurance that the Fund will achieve its investment objective.


      Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies (I.E., companies with market capitalizations of more than $1 billion). The Fund will notify its shareholders at least 60 days prior to any change to this policy. The Fund may invest in U.S. dollar denominated obligations and securities of foreign issuers. The Fund also may invest in ADRs traded on registered exchanges or on Nasdaq, as well as ADRs not traded on an established exchange. The Fund will invest primarily in equity securities of large companies which, in the opinion of the advisers, possess significant growth potential. Any remaining assets may be invested in investment grade fixed income securities or in equity securities of smaller companies that the Fund's advisers believe are appropriate in light of the Fund's objective. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs, and shares of other investment companies, and lend its securities to qualified borrowers.

      TAX-MANAGED LARGE CAP FUND--The investment objective of the Tax-Managed Large Cap Fund is to achieve high long-term after-tax returns for its shareholders. The investment objective of the Fund is fundamental, and may not be changed unless authorized by a vote of the Fund's shareholders. There can be no assurance that the Fund will achieve its investment objective.


      Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies (I.E., companies with market capitalizations of more than $1 billion at the time of purchase). The Fund will notify its shareholders at least 60 days prior to any change to this policy. The Fund may invest in U.S. dollar denominated obligations and securities of foreign issuers. The Fund may invest in ADRs traded on registered exchanges or on Nasdaq. Any remaining assets may be invested in investment grade fixed income securities, including tax-exempt securities and variable and floating rate securities, or in equity securities of smaller companies that the Fund's advisers believe are appropriate in light of the Fund's objective. The Fund may acquire shares of other investment companies, when-issued and delayed-delivery securities and zero coupon obligations, and may invest in securities that are illiquid. The Fund may also borrow money and lend its securities to qualified borrowers.


      The Fund is designed for long-term taxable investors, including high net worth individuals. While the Fund seeks to minimize taxes associated with the Fund's investment income and realized capital gains, the Fund is very likely to have taxable investment income and will likely realize taxable gains from time to time.

      The Fund seeks to achieve favorable after-tax returns for its shareholders in part by minimizing the taxes they incur in connection with the Fund's realization of investment income and capital gains. The Fund attempts to maximize after-tax returns by buying undervalued securities, selling stocks with the highest tax cost first and offsetting losses with gains where possible. If this strategy is carried out, the Fund can be expected to distribute relatively low levels of taxable investment income.

      Realized capital gains will be minimized in part by investing primarily in established companies with the expectation of holding these securities for a period of years. The Fund's advisers will generally seek to avoid realizing short-term capital gains, thereby minimizing portfolio turnover. When a decision is made to sell a particular appreciated security, the Fund will attempt to select for sale those share lots with holding periods sufficient to qualify for long-term capital gains treatment and among those, the share lots with the highest cost basis. The Fund may, when prudent, sell securities to realize capital losses that can be used to offset realized capital gains.

      The Fund's exposure to losses during stock market declines may be higher than that of other funds that do not follow a general policy of avoiding sales of highly-appreciated securities.


      LARGE CAP DISCIPLINED EQUITY FUND--The investment objective of the Large Cap Disciplined Equity Fund is capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

      Under normal circumstances, the Large Cap Disciplined Equity Fund will invest at least 80% of its net assets in equity securities of large companies. These securities may include common stocks, preferred stocks, warrants and derivative instruments whose value is based on an underlying equity security or basket of equity securities. The Fund will notify its shareholders at least 60 days prior to any change in this policy.

      The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the S&P 500 Composite Stock Price Index (the "S&P 500 Index") (currently between $387 million and $284 billion). The Fund seeks to exceed the total return of the S&P 500 Index, with a similar level of volatility, by investing primarily in a portfolio of common stocks included in the S&P 500 Index, as well as other equity investments. The Fund also may engage in short sales.

      In addition, the Fund may invest in securities and use investment strategies and techniques included in the section entitled "Description of Permitted Investments and Risk Factors."

      SMALL CAP VALUE FUND--The investment objective of the Small Cap Value Fund is capital appreciation. There can be no assurance that the Fund will achieve its investment objective.


      Under normal circumstances, the Fund will invest at least 80% of its net assets in the equity securities of small companies (I.E., companies with market capitalizations of less than $2 billion). The Fund will notify its shareholders at least 60 days prior to any change to this policy. The Fund may invest in U.S. dollar denominated obligations and securities of foreign issuers. The Fund may invest in ADRs traded on registered exchanges or on Nasdaq. The Fund will invest in equity securities of smaller companies which, in the opinion of the advisers, have prices that appear low relative to certain fundamental characteristics such as earnings, book value, or return on equity. Any remaining assets may be invested in investment grade fixed income securities or equity securities of larger, more established companies that the Fund's advisers believe are appropriate in light of the Fund's objective. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs, and shares of other investment companies, and lend its securities to qualified borrowers.

      The Fund's annual turnover rate may exceed 100%. Such a turnover rate may result in higher transaction costs and may result in additional taxes for shareholders.


      SMALL CAP GROWTH FUND--The investment objective of the Small Cap Growth Fund is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.


      Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small companies (I.E., companies with market capitalizations less than $2 billion). The Fund will notify its shareholders at least 60 days prior to any change to this policy. The Fund may invest in U.S. dollar denominated obligations and securities of foreign issuers. The Fund may only invest in equity securities if they are listed on registered exchanges or actively traded in the over-the-counter market. The Fund may invest in ADRs traded on registered exchanges or on Nasdaq. The Fund will invest in equity securities of smaller companies which, in the opinion of the advisers, are in an early stage or transitional point in their development and have demonstrated or have the potential for above average capital growth. Any remaining assets may be invested in equity securities of more established companies that the advisers believe may offer strong capital appreciation potential due to their relative market position, anticipated earnings growth, changes in management or other similar opportunities. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs, and shares of other investment companies, and lend its securities to qualified borrowers.


      For temporary defensive purposes, the Fund may invest all or a portion of its assets in common stocks or larger, more established companies and in investment grade fixed income securities.


      The Fund's annual turnover rate may exceed 100%. Such a turnover rate may result in higher transaction costs and may result in additional taxes for shareholders.


      TAX-MANAGED SMALL CAP FUND--The investment objective of the Tax-Managed Small Cap Fund is to achieve high long-term after-tax returns for its shareholders. There can be no assurance that the Fund will achieve its investment objective.


      Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small companies (I.E., companies with market capitalizations of less than $4 billion at the time of purchase). The Fund will notify its shareholders at least 60 days prior to any change to this policy. The Fund may invest in U.S. dollar denominated obligations and securities of foreign issuers. The Fund may invest in ADRs traded on registered exchanges or on Nasdaq. Any remaining assets may be invested in other equity securities, and investment grade fixed income securities, including tax-exempt securities and variable and floating rate securities. Investment grade securities are those rated in one of the four highest categories at the time of investment, or determined by an adviser to be of equivalent quality. The Fund may acquire shares of other investment companies, when-issued and delayed-delivery securities and zero coupon obligations, and may invest in securities that are illiquid. The Fund may also borrow money and lend its securities to qualified borrowers.

      The Fund is designed for long-term taxable investors, including high net worth individuals. While the Fund seeks to minimize taxes associated with the Fund's investment income and realized capital gains, the Fund is very likely to have taxable investment income and will likely realize taxable gains from time to time.

      The Fund seeks to achieve favorable after-tax returns for its shareholders in part by minimizing the taxes they incur in connection with the Fund's realization of investment income and capital gains. The Fund attempts to maximize after-tax returns by buying undervalued securities, selling stocks with the highest tax cost first and offsetting losses with gains where possible. If this strategy is carried out, the Fund can be expected to distribute relatively low levels of taxable investment income.

      When a decision is made to sell a particular appreciated security, the Fund will attempt to select for sale those share lots with holding periods sufficient to qualify for long-term capital gains treatment and among those, the share lots with the highest cost basis. The Fund may, when prudent, sell securities to realize capital losses that can be used to offset realized capital gains.

      The Fund's exposure to losses during stock market declines may be higher than that of other funds that do not follow a general policy of avoiding sales of highly-appreciated securities.


      SMALL/MID CAP EQUITY FUND--The investment objective of the Small/Mid Cap Equity Fund is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

      Under normal circumstances, the Small/Mid Cap Equity Fund will invest at least 80% of its net assets in equity securities of small and medium sized companies. The Fund will notify its shareholders at least 60 days prior to any change in this policy. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Russell 2500 Index (currently between $67 million and $3.6 billion). In addition, the Fund may invest in securities and use investment strategies and techniques included in the section entitled "Description of Permitted Investments and Risk Factors."


      MID-CAP FUND--The investment objective of the Mid-Cap Fund is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.


      Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of medium-sized companies (I.E., companies with market capitalizations of $500 million to $5 billion). The Fund will notify its shareholders at least 60 days prior to any change to this policy. Medium-sized companies are typically well established but have not reached full maturity, and may offer significant growth potential. The advisers will seek to identify companies which, in their opinion, will experience accelerating earnings, increased institutional ownership or strong price appreciation relative to their industries and broad market averages. Any remaining assets may be invested in equity securities of larger, more established companies, investment grade fixed income securities or money market securities. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs, and shares of other investment companies, and lend its securities to qualified borrowers.


      For temporary defensive purposes, when the advisers determine that market conditions warrant, the Fund may invest all or a portion of its assets in equity securities of larger companies.

      The Fund's annual turnover rate may exceed 100%. Such a turnover rate may result in higher transaction costs and in additional taxes for shareholders.


      MANAGED VOLATILITY FUND--The investment objective of the Managed Volatility Fund is capital appreciation with less volatility than the broad U.S. equity markets. There can be no assurance that the Fund will achieve its investment objective.

      The Managed Volatility Fund may invest in securities of U.S. companies of all capitalization ranges. These securities may include common stocks, preferred stocks, warrants, equity options and related equity based derivative instruments. The Fund also may invest in futures, options on futures and swap agreements.

      In addition, the Fund may invest in securities and use investment strategies and techniques included in the section entitled "Description of Permitted Investments and Risk Factors."

      REAL ESTATE FUND--The investment objective of the Real Estate Fund is total return, including current income and capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

      Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of real estate companies (E.G., common stocks, rights, warrants, convertible securities and preferred stocks of real estate investment trusts (REITs) and real estate operating companies (REOCs)). The Fund will notify its shareholders at least 60 days prior to any change in this policy. The Fund is non-diversified and may invest more than 5% of its total assets in a single issuer. Generally, the Fund will invest in real estate companies operating in the United States.

      In addition, the Fund may invest in securities and use investment strategies and techniques included in the section entitled "Description of Permitted Investments and Risk Factors."


      CORE FIXED INCOME FUND--The investment objective of the Core Fixed Income Fund is current income consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

      Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities. The Fund will notify its shareholders at least 60 days prior to any change to this policy. The Fund will invest primarily in fixed income securities that are rated investment grade at the time of purchase, or, if not rated, determined to be of comparable quality by the advisers. Fixed income securities in which the Fund may invest consist of: (i) corporate bonds and debentures, (ii) obligations issued by the U.S. Government, its agencies and instrumentalities, (iii) municipal securities of issuers located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions, consisting of municipal bonds, municipal notes, tax-exempt commercial paper and municipal lease obligations, (iv) receipts involving U.S. Treasury obligations, (v) mortgage-backed securities,
(vi) asset-backed securities, (vii) zero coupon, pay-in-kind or deferred payment securities, and (viii) securities issued on a when-issued and a delayed-delivery basis, including TBA mortgage-backed securities.

      Any remaining assets may be invested in: (i) interest-only and principal-only components of mortgage-backed securities, (ii) mortgage dollar rolls, (iii) warrants, (iv) money market securities, (v) construction loans and
(vi) Yankee obligations. In addition, the Fund may purchase or write options, futures (including futures on U.S. Treasury obligations and Eurodollar instruments) and options on futures and enter into swap transactions, including caps, collars, floors and swaptions. The Fund may also borrow money, invest in illiquid securities and shares of other investment companies, and lend its securities to qualified borrowers.

      Duration is a measure of the expected life of a fixed income security on a cash flow basis. Most debt obligations provide interest payments and a final payment at maturity. Some also have put or call provisions that allow the security to be redeemed at special dates prior to maturity. Duration incorporates yield, coupon interest payments, final maturity and call features into a single measure. The advisers therefore consider duration a more accurate measure of a security's expected life and sensitivity to interest rate changes than is the security's term to maturity.

      The Fund invests in a portfolio with a dollar-weighted average duration that will, under normal market conditions, stay within plus or minus 20% of what the advisers believe to be the average duration of the domestic bond market as a whole. The advisers base their analysis of the average duration of the domestic bond market on the bond market indices which they believe to be representative. The advisers currently use the Lehman Aggregate Bond Index for this purpose.


      The Fund's annual turnover rate may exceed 100%. Such a turnover rate may lead to higher transaction costs and may result in additional taxes for shareholders.

      HIGH YIELD BOND FUND--The investment objective of the High Yield Bond Fund is to maximize total return. There can be no assurance that the Fund will achieve its investment objective.


      Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities that are rated below investment grade, I.E., rated below the top four rating categories by a nationally recognized statistical ratings organization ("NRSRO") at the time of purchase, or, if not rated, determined to be of comparable quality by the advisers. The Fund will notify its shareholders at least 60 days prior to any change to this policy. Below investment grade securities are commonly referred to as "junk bonds," and generally entail increased credit and market risk. Securities rated in the lowest rating categories may have predominantly speculative characteristics or may be in default. There is no bottom limit on the ratings of high-yield securities that may be purchased or held by the Fund. In addition, the Fund may invest in unrated securities.


      The Fund may invest in all types of fixed income securities issued by domestic and foreign issuers, including: (i) mortgage-backed securities, (ii) asset-backed securities, (iii) zero coupon, pay-in-kind or deferred payment securities, (iv) variable and floating rate instruments, and (v) Yankee obligations.


      Any assets of the Fund not invested in the fixed income securities described above may be invested in: (i) convertible securities, (ii) preferred stocks, (iii) equity securities, (iv) investment grade fixed income securities,
(v) money market securities, (vi) securities issued on a when-issued and delayed-delivery basis, including TBA mortgage-backed securities, and (vii) forward foreign currency contracts. The Fund may invest in U.S. dollar denominated obligations and securities of foreign issuers. In addition, the Fund may purchase or write options, futures and options on futures. The Fund may invest in ADRs traded on registered exchanges or on Nasdaq. The Fund may also borrow money, invest in illiquid securities and shares of other investment companies, and lend its securities to qualified borrowers.


      The advisers may vary the average maturity of the securities in the Fund without limit, and there is no restriction on the maturity of any individual security.

      The "Appendix" to this Statement of Additional Information sets forth a description of the bond rating categories of several NRSROs. The ratings established by each NRSRO represent its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality, and may not reflect changes in an issuer's creditworthiness. Accordingly, although the advisers will consider ratings, they will perform their own analyses and will not rely principally on ratings. The advisers will consider, among other things, the price of the security and the financial history and condition, the prospects and the management of an issuer in selecting securities for the Fund.

      The achievement of the Fund's investment objective may be more dependent on the adviser's own credit analysis than would be the case if the Fund invested in higher rated securities. There is no bottom limit on the ratings of high yield securities that may be purchased or held by the Fund.

              DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS


      The following are descriptions of the permitted investments and investment practices discussed in the Funds' "Investment Objectives and Policies" section and the associated risk factors. A Fund may purchase any of these instruments and/or engage in any of these investment practices if, in the opinion of an adviser, such investment will be advantageous to the Fund. The Funds are free to reduce or eliminate their activity in any of these areas. Each Fund's advisers will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with and permitted by the Fund's stated investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of the Fund's objectives.

      AMERICAN DEPOSITORY RECEIPTS ("ADRs")--ADRs, as well as other "hybrid" forms of ADRs, including European Depositary Receipts ("EDRs"), Continental Depositary Receipts ("CDRs") and Global Depositary Receipts ("GDRs"), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

      Investments in the securities of foreign issuers may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

      ASSET-BACKED SECURITIES--Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Other asset-backed securities may be created in the future. These securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing debt obligations.

      Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts, and for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

      Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder. There may be a limited secondary market for such securities.

      COMMERCIAL PAPER--Commercial paper is the term used to designate unsecured, short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to 270 days.


      CONSTRUCTION LOANS--In general, construction loans are mortgages on multifamily homes that are insured by the Federal Housing Administration ("FHA") under various federal programs of the National Housing Act of 1934 and its amendments. Several FHA programs have evolved to ensure the construction financing and permanent mortgage financing on multifamily residences, nursing homes, elderly residential facilities, and health care units. Project loans typically trade in two forms: either as FHA- or GNMA-insured pass-through securities. In this case, a qualified issuer issues the pass-through securities while holding the underlying mortgage loans as collateral. Regardless of form, all projects are government-guaranteed by the U.S. Department of Housing and Urban Development ("HUD") through the FHA insurance fund. The credit

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backing of all FHA and GNMA projects derives from the FHA insurance fund, so projects issued in either form enjoy the full faith and credit backing of the U.S. Government.

      Most project pools consist of one large mortgage loan rather than numerous smaller mortgages, as is typically the case with agency single-family mortgage securities. As such, prepayments on projects are driven by the incentives most mortgagors have to refinance, and are very project-specific in nature. However, to qualify for certain government programs, many project securities contain specific prepayment restrictions and penalties.

      Under multifamily insurance programs, the government insures the construction financing of projects as well as the permanent mortgage financing on the completed structures. This is unlike the single-family mortgage market, in which the government only insures mortgages on completed homes. Investors purchase new projects by committing to fund construction costs on a monthly basis until the project is built. Upon project completion, an investor's construction loan commitments are converted into a proportionate share of the final permanent project mortgage loan. The construction financing portion of a project trades in the secondary market as an insured Construction Loan Certificate ("CLC"). When the project is completed, the investor exchanges all the monthly CLCs for an insured Permanent Loan Certificate ("PLC"). The PLC is an insured pass-through security backed by the final mortgage on the completed property. As such, PLCs typically have a thirty-five to forty year maturity, depending on the type of final project. There are vastly more PLCs than CLCs in the market, owing to the long economic lives of the project structures. While neither CLCs or PLCs are as liquid as agency single-family mortgage securities, both are traded on the secondary market and would generally not be considered illiquid. The benefit to owning these securities is a relatively high yield combined with significant prepayment protection, which generally makes these types of securities more attractive when prepayments are expected to be high in the mortgage market. CLCs typically offer a higher yield due to the fact that they are somewhat more administratively burdensome to account for.


      EQUITY SECURITIES--Equity securities represent ownership interests in a company and common stocks, preferred stocks, and warrants to acquire common stock and securities convertible into common stock. Investments in equity securities in general are subject to market risks which may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate. The Funds generally purchase equity securities traded in the United States on registered exchanges or the over-the-counter market. Equity securities are described in more detail below:

      COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

      PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

      WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

      CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

      Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

      SMALL AND MEDIUM CAPITALIZATION ISSUERS. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of small companies are often traded over-the-counter and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

      FIXED INCOME SECURITIES--Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers but may also include structured securities that provide for participation interests in debt obligations. The market value of the fixed income investments in which the Funds invest will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturities are also subject to greater fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect a Fund's net asset value.

      Additional information regarding fixed income securities is described below:

      DURATION. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

      LOWER RATED SECURITIES. Lower-rated bonds are commonly referred to as "junk bonds" or high-yield/high-risk securities. Lower rated securities are defined as securities below the fourth highest rating category by an NRSRO. Such obligations are speculative and may be in default. Fixed income securities are subject to the risk of an issuer's ability to meet principal and interest payments on the obligation (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (I.E., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. The market values of fixed-income securities tend to vary inversely with the level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

      The high yield market is relatively new and its growth has paralleled a long period of economic expansion and an increase in merger, acquisition and leveraged buyout activity. Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, a Fund's advisers could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Furthermore a Fund may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's net asset value.

      Prices for high yield securities may be affected by legislative and regulatory developments. These laws could adversely affect a Fund's net asset value and investment practices, the secondary market value for high yield securities, the financial condition of issuers of these securities and the value of outstanding high yield securities.

      Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the exposure of the Fund to the risks of high yield securities.

      GROWTH OF HIGH-YIELD BOND, HIGH-RISK BOND MARKET. The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector more vulnerable to economic downturns or increased interest rates. Further, an economic downturn could severely disrupt the market for lower rated bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest.

      SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES. Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, a Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and a Fund's net asset value.

      PAYMENT EXPECTATIONS. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value will decrease in a rising interest rate market, as will the value of a Fund's assets. If a Fund experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund's rate of return.

      LIQUIDITY AND VALUATION. There may be little trading in the secondary market for particular bonds, which may affect adversely a Fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the value and liquidity of high-yield, high-risk bonds, especially in a thin market.

      TAXES. A Fund may purchase debt securities (such as zero coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accretes in a taxable year is treated as earned by a fund and therefore is subject to the distribution requirements applicable to regulated investment companies under Sub-chapter M of the Code. Because the original issue discount earned by a Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

      FOREIGN SECURITIES--Foreign securities are issued by non-U.S.
investors. Investments in foreign securities may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

      The value of a Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and a Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Funds.

      FORWARD FOREIGN CURRENCY CONTRACTS--A forward foreign currency contract involves a negotiated obligation to purchase or sell (with delivery generally required) a specific currency amount at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

      A Fund may utilize forward currency contracts to lock in an exchange rate in connection with purchases and sales denominated in foreign securities ("Transaction Hedging") or to lock in the U.S. dollar value of portfolio positions ("Position Hedging"). Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. A Fund may enter into Transaction Hedging out of a desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Fund may be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

      Position Hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. A Fund may use Position Hedging when an adviser reasonably believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar. A Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date its matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

      A Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

      A Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

      To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, a Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund's portfolio is exposed is difficult to hedge or to hedge against the U.S.
dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of a Fund's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree in a direction that is not anticipated. Furthermore, there is risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, the Fund will "cover" its position so as not to create a "senior security" as required by the Investment Company Act of 1940, as amended (the "1940 Act").

      Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

      FUTURES AND OPTIONS ON FUTURES--Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges regulated by the Commodities Futures Trading Commission ("CFTC"). Consistent with CFTC regulations, a Fund may use futures contracts and related options for either (i) "BONA FIDE hedging purposes," as such term is defined by the CFTC, or (ii) for other purposes only to the extent that the aggregate initial margin and premiums on such positions (excluding the amount by which options on futures contracts are in the money) do not exceed 5% of the Fund's net assets. Instances in which a Fund may use futures contracts and related options for purposes other than BONA FIDE hedging include: attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies: attempting to gain exposure to a particular market, index or instrument; or other risk management purposes.

      An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

      When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. To cover its position, a Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position as required by the 1940 Act. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.

      A Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

      A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

      There are significant risks associated with a Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on an adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and futures options. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

      ILLIQUID SECURITIES--Illiquid securities are securities that cannot be disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees. Despite such good faith efforts to determine fair value prices, a Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Trust's Board of Trustees, the advisers determine the liquidity of a Fund's investments. In determining the liquidity of the Fund's investments, an adviser may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). A Fund will not invest more than 15% of its net assets in illiquid securities.

      INVESTMENT COMPANIES--Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, open-end investment companies, and real estate investment trusts represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. Federal securities laws limit the extent to which the Funds can invest in securities of other investment companies. Pursuant to Section 12 of the 1940 Act, a Fund generally is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or
(3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. The Trust and SEI Investments Management Corporation, however, have obtained an order from the Securities and Exchange Commission (the "SEC") that permits the Funds to invest their uninvested cash and cash collateral from securities lending activities in one or more affiliated investment companies, which comply with Rule 2a-7 under the 1940 Act, in excess of the limits of Section 12 of the 1940 Act.

      Each Fund is prohibited from acquiring any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(G) or Section 12(d)(1)(F) of the 1940 Act.

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      MONEY MARKET SECURITIES--Money market securities include short-term
U.S. Government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a NRSRO, such as Standard & Poor's or Moody's, or determined by an adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities is described below. For a description of ratings, see the Appendix to this SAI.

      MORTGAGE-BACKED SECURITIES--Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen- and thirty-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and floating mortgages. Mortgage-backed securities are described in more detail below:

      GOVERNMENT PASS-THROUGH SECURITIES. These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association ("GNMA"), Fannie Mae and the Federal Home Loan Mortgage Corporation ("FHLMC"). GNMA, Fannie Mae and FHLMC each guarantees timely distributions of interest to certificate holders. GNMA and Fannie Mae also guarantee timely distributions of scheduled principal. Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. In the past, FHLMC has only guaranteed the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities ("FHLMC Gold PCS") which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

      Obligations of GNMA are backed by the full faith and credit of the U.S. Government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the U.S. Government but are considered to be of high quality since they are considered to be instrumentalities of the U.S. The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

      PRIVATE PASS-THROUGH SECURITIES. Private pass-through securities are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are

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collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

      COMMERCIAL MORTGAGE-BACKED SECURITIES ("CMBS"). CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan of sale of the property.

      COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOs"). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs are rated in one of the two highest categories by S&P or Moody's. Many CMOs are issued with a number of classes or series which have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

      MORTGAGE DOLLAR ROLLS. Mortgage "dollar rolls" are transactions in which mortgage-backed securities are sold for delivery in the current month and the seller simultaneously contracts to repurchase substantially similar securities on a specified future date. The difference between the sale price and the purchase price (plus any interest earned on the cash proceeds of the sale) is netted against the interest income foregone on the securities sold to arrive at an implied borrowing rate. Alternatively, the sale and purchase transactions can be executed at the same price, with a Fund being paid a fee as consideration for entering into the commitment to purchase. Mortgage dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by a Fund to buy a security. If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security a Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid senior security concerns, a Fund will cover any mortgage dollar roll as required by the 1940 Act.

      REMICs. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by interests in real property. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

      PARALLEL PAY SECURITIES; PAC BONDS. Parallel pay CMOs and REMICS are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

      ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS"). ARMS are a form of pass-through security representing interests in pools of mortgage loans whose interest rates are adjusted from time to time. The adjustments usually

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are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the value of ARMS, like other debt securities, generally varies inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the value of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interests rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

      STRIPPED MORTGAGE-BACKED SECURITIES. Stripped mortgage-backed securities are securities that are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

      ESTIMATED AVERAGE LIFE. Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life.

      MUNICIPAL SECURITIES--Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. Additional information regarding municipal securities is described below:

      MUNICIPAL BONDS. Municipal bonds are debt obligations issued to obtain funds for various public purposes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, tolls from a toll bridge, for example. Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. A Fund may purchase private activity or industrial development bonds if, in the opinion of counsel for the issuers, the interest paid is exempt from Federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-owned or operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking or sewage or solid waste disposal facilities, as well as certain other categories. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

      MUNICIPAL LEASES. Municipal leases are instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities ("municipal lease obligations"). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate funds for, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations are a relatively new form of financing, and the market for such obligations is still developing. Municipal leases will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board of Trustees, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation.

      MUNICIPAL NOTES. Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes, and construction loan notes and participation interests in municipal notes. The maturities of the instruments at the time of issue will generally range from three months to one year.

      OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS--Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

      BANKERS' ACCEPTANCES. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

      CERTIFICATES OF DEPOSIT. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

      TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.


      OPTIONS--A Fund may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

      A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency.

      Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.


      All options written on indices or securities must be covered. When a Fund writes an option on a security, on an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.


      Each Fund may trade put and call options on securities and securities indices, as the advisers determine is appropriate in seeking the Fund's investment objective, except as restricted by each Fund's investment limitations as set forth below. See "Investment Limitations."

      The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

      A Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.


      A Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.


      A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the Securities and Exchange Commission that OTC options are generally illiquid.

      The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

      RISK FACTORS. Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.


      PAY-IN-KIND BONDS--Investments of the Core Fixed Income and High Yield Bond Funds in fixed-income securities may include pay-in-kind bonds. Pay-in-kind bonds are securities which, at the issuer's option, pay interest in either cash or additional securities for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.


      RECEIPTS--Receipts are interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), "Liquid Yield Option Notes" ("LYONs") and "Certificates of Accrual on Treasury Securities" ("CATS"). LYONs, TIGRs and CATS are interests in private proprietary accounts while TRs and Separately Traded Registered Interest and Principal Securities ("STRIPS") (See "U.S. Treasury Obligations") are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying securities. The Core Fixed Income and Large Cap Value Funds may invest in receipts.

      REITs--REITs are trusts that invest primarily in commercial real estate or real estate-related loans. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year.

Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. By investing in REITs indirectly through a Fund, shareholders will bear not only the proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of underlying REITs.

      A Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

      REPURCHASE AGREEMENTS--A repurchase agreement is an agreement in which one party sells securities to another party in return for cash, with an agreement to repurchase equivalent securities at an agreed price and on an agreed future date. A Fund may enter into repurchase agreements with financial institutions. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions deemed creditworthy by an adviser. The repurchase agreements entered into by a Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement. The advisers continually monitor compliance with this requirement, as well as the ongoing financial condition and credit-worthiness of the counter party. Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amounts to more than 15% of the Fund's total assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of an adviser, liquidity or other considerations so warrant.

      RESTRICTED SECURITIES--Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"), or an exemption from registration. Permitted investments for a Fund include restricted securities. Restricted securities, including securities eligible for re-sale under Rule 144A of the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by an adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the particular adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such Restricted Securities, each adviser intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act.


      SECURITIES LENDING--Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

      The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

      By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian);
and, (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.


      SHORT SALES--A short sale is "against the box" if at all times during which the short position is open, a Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to a Fund with respect to the securities that are sold short. Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

      Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund's short position as required by the 1940 Act.


      SWAPS, CAPS, FLOORS, COLLARS AND SWAPTIONS--Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the "underlying") and a predetermined amount (referred to as the "notional amount"). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party's obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.

      A great deal of flexibility is possible in the way swaps may be structured. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other party makes payments calculated with reference to a specified floating interest rate, such as LIBOR or the prime rate. In a currency swap, the parties generally enter into an agreement to pay interest streams in one currency based on a specified rate in exchange for receiving interest streams denominated in another currency. Currency swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

      A Fund may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, a Fund may enter into a swap to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded the desired return; or for various other reasons.

      Caps, floors, collars and swaptions are privately-negotiated option-based derivative products. Like a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. Like swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and, like most swaps (other than currency swaps), the entire notional amount is not exchanged. A collar is a combination product in which one party buys a cap from and sells a floor to the another party. Swaptions give the holder the right to enter into a swap. A Fund may use one or more of these derivative products in addition to or in lieu of a swap involving a similar rate or index.

      Under current market practice, swaps, caps, collars and floors between the same two parties are generally documented under a "master agreement." In some cases, options and forwards between the parties may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted, and only a single payment would be made.


      The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents using standardized swapagreements. As a result, the use of swaps has become more prevalent in comparison with the markets for other similar instruments that are also traded in over-the-counter markets.


      Swaps and other derivatives involve risks. One significant risk in a swap, cap, floor, collar or swaption is the volatility of the specific interest rate, currency or other underlying that determines the amount of payments due to and from a Fund. This is true whether these derivative products are used to create additional risk exposure for a Fund or to hedge, or manage, existing risk exposure. If under a swap, cap, floor, collar or swaption agreement a Fund is obligated to make a payment to the counterparty, the Fund must be prepared to make the payment when due. A Fund could suffer losses with respect to such an agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions. Further, the risks of caps, floors and collars, like put and call options, may be unlimited for the seller if the cap, or floor is not hedged or covered, but is limited for the buyer.

      Because under swap, cap, floor, collar and swaption agreements a counterparty may be obligated to make payments to a Fund, these derivative products are subject to risks related to the counterparty's creditworthiness. If a counterparty defaults, a Fund's risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement (this may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other). Upon default by a counterparty, however, a Fund may have contractual remedies under the swap agreement.


      A Fund will enter into swaps only with counterparties that an adviser believes to be creditworthy. In addition, a Fund will earmark or segregate cash or liquid securities in an amount equal to any liability amount owned under a swap, cap, floor, collar or swaption agreement, or will otherwise cover its position as required by the 1940 Act.

      U.S. GOVERNMENT AGENCY OBLIGATIONS--Examples of types of U.S. Government obligations in which a Fund may invest include U.S. Treasury Obligations and the obligations of U.S. Government agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Fannie Mae, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. Government securities are not guaranteed against price movements due to fluctuating interest rates.

      U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Seperately Traded Registered Interest and Principal Securities ("STRIPS") and Treasury Receipts ("TRs").

      RECEIPTS. Interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates of receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

      U.S. GOVERNMENT ZERO COUPON SECURITIES. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

      U.S. GOVERNMENT AGENCIES. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund's shares.

      VARIABLE OR FLOATING RATE SECURITIES--Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

      WHEN-ISSUED AND DELAYED DELIVERY SECURITIES--When-issued and delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. A Fund will segregate or earmark liquid assets with its custodian in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for their portfolios, the Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems it appropriate.


      YANKEE OBLIGATIONS--Yankee obligations ("Yankees") are U.S.
dollar-denominated instruments of foreign issuers who either register with the Securities and Exchange Commission or issue securities under

Rule 144A of the 1933 Act. These consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and bankers' acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government. Yankee obligations as obligations of foreign issuers, are subject to the same types of risks discussed in "Securities of Foreign Issuers," above.

      The yankee obligations selected for the Funds will adhere to the same quality standards as those utilized for the selection of domestic debt obligations.


      ZERO COUPON SECURITIES--Zero coupon securities are securities that are sold at a discount to par value and securities on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received "phantom income" annually. Because a Fund will distribute its "phantom income" to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, a Fund will have fewer assets with which to purchase income producing securities. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

      Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuations in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. STRIPS and Receipts (TRs, TIGRs and CATS) are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

      Corporate zero coupon securities are: (i) notes or debentures which do not pay current interest and are issued at substantial discounts from par value, or (ii) notes or debentures that pay no current interest until a stated date one or more years into the future, after which date the issuer is obligated to pay interest until maturity, usually at a higher rate than if interest were payable from the date of issuance, and may also make interest payments in kind (E.G., with identical zero coupon securities). Such corporate zero coupon securities, in addition to the risks identified above, are subject to the risk of the issuer's failure to pay interest and repay principal in accordance with the terms of the obligation. A Fund must accrete the discount or interest on high-yield bonds structured as zero coupon securities as income even though it does not receive a corresponding cash interest payment until the security's maturity or payment date. For tax purposes, original issue discount that accretes in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements applicable to the regulated investment companies under Subchapter M of the Code. A Fund may have to dispose of its securities under disadvantageous circumstances to generat cash, or may have to leverage itself by borrowing cash to satisfy distribution requirements. A Fund accrues income with respect to the securities prior to the receipt of cash payments.

                             INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES


      The following investment limitations and the investment limitations in each Prospectus are fundamental policies of the Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Mid-Cap, Core Fixed Income and High Yield Bond Funds and may not be changed without shareholder approval.


      No Fund may:

 1. With respect to 75% of its assets, (i) purchase the securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

 2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

 3. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowings. To the extent that its borrowings exceed 5% of its assets, (i) all borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce income; and (ii) asset coverage of at least 300% is required.

 4. Make loans if, as a result, more than 33 1/3% of its total assets would be loaned to other parties, except that each Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies;
      (ii) enter into repurchase agreements; and (iii) lend its securities.

 5. Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

 6. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

 7. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

 8. With the exception of the Tax-Managed Small Cap Fund, invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

      The foregoing percentages will apply at the time of the purchase of a security (except with respect to the limitation on borrowings) and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security.

NON-FUNDAMENTAL POLICIES


      The following limitations are non-fundamental policies of the Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Mid-Cap, Core Fixed Income and High Yield Bond Funds and may be changed by the Trust's Board of Trustees without a vote of shareholders.

      No Fund may:

 1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund's fundamental limitation on borrowing.

 2.   Invest in companies for the purpose of exercising control.

 3. Purchase securities on margin or effect short sales, except that each Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

 4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or an order of exemption therefrom.

 5. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

 6. Purchase securities which are not readily marketable, if, in the aggregate, more than 15% of its total assets would be invested in such securities.


FUNDAMENTAL POLICIES

      The following investment limitations are fundamental policies of the Managed Volatility, Large Cap Disciplined Equity, Real Estate and Small/Mid Cap Equity Funds and may not be changed without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of an affected Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding share, whichever is less.

      No Fund may:

 1. With respect to 75% of its total assets, (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer. This investment limitation does not apply to the Real Estate Fund.

 2. Purchase any securities which would cause 25% or more of its total assets to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. This investment limitation does not apply to the Real Estate Fund, which as a matter of fundamental policy, concentrates its investments in securities issued by companies primarily engaged in the real estate industry.

 3. Issue any class of senior security (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

 4. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

 5. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts, and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

 6. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

 7. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in an amount not exceeding 5% of its total assets.

NON-FUNDAMENTAL POLICIES

      The following investment limitations are non-fundamental policies of the Managed Volatility, Large Cap Disciplined Equity, Real Estate and Small/Mid Cap Equity Funds and may be changed with the approval of the Board of Trustees.

      No Fund may:

 1. Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the asset segregation requirements imposed by Section 18 of the 1940 Act, or any rule or SEC staff interpretation thereunder.

 2.   Invest in companies for the purpose of exercising control.

 3. Purchase securities on margin or effect short sales, except that the Fund may (i) obtain short-term credits as necessary for the clearance of security transactions, (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts, and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements of section 18 of the 1940 Act.

 4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order thereunder.

 5. Purchase or hold illiquid securities, if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

      The foregoing percentage limitations (except for the limitations on borrowings and investing in illiquid securities) will apply at the time of the purchase of a security. For purposes of the industry concentration limitation specified in the SAI, (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational agencies will be deemed to be issuers conducting their principal business activities in the same industry; and (iv) governmental issuers within a particular country will be deemed to be conducting their principal business activities in that same industry.


      Under rules and regulations established by the SEC, a Fund is typically prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the total Fund's assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. However, certain Funds may rely upon SEC exemptive orders issued to the Trust which permit the Funds to invest in other investment companies beyond these percentage limitations. A Fund's purchase of such investment company securities results in the bearing of expenses such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

      Each of the foregoing percentage limitations (except with respect to the limitation on investing in illiquid securities) apply at the time of purchase.

                      THE ADMINISTRATOR AND TRANSFER AGENT


      GENERAL. SEI Investments Fund Management ("SEI Management" or the "Administrator"), a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

      ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration and transfer agency agreement ("the Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative and transfer agency services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administration Agreement provides that SEI Management shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of SEI Management in the performance of its duties or from reckless disregard of its duties and obligations thereunder.


      The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated: (a) by a vote of a majority of the Trustees of the Trust on not less than 60 days' written notice to the Administrator; or (b) by the Administrator on not less than 90 days' written notice to the Trust.

      If operating expenses of any Fund exceed applicable limitations, SEI Management will pay such excess. SEI Management will not be required to bear expenses of any Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Code. The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses.


      For each Fund, the following table shows: (i) the dollar amount of fees paid to the Administrator by the Fund; and (ii) the dollar amount of the Administrator's voluntary fee waived for the fiscal years ended September 30, 2001, 2002, and 2003:



                                                                                            ADMINISTRATION FEES
                                                 ADMINISTRATION FEES PAID (000)                 WAIVED (000)
                                              ------------------------------------   ------------------------------------
                                                 2001         2002        2003         2001         2002         2003
                                              ----------   ----------   ----------   ----------   ----------   ----------
Large Cap Value Fund                          $   13,491   $   13,335   $       XX   $        0   $        0   $       XX
Large Cap Growth Fund                         $   14,401   $   12,850   $       XX   $        0   $        0   $       XX
Tax-Managed Large Cap Fund                    $    6,544   $    6,203   $       XX   $        0   $        3   $       XX
Small Cap Value Fund                          $    3,198   $    3,103   $       XX   $        0   $        0   $       XX
Small Cap Growth Fund                         $    4,040   $    3,021   $       XX   $        0   $        0   $       XX
Tax-Managed Small Cap Fund                    $      379   $      576   $       XX   $        0   $        0   $       XX
Mid-Cap Fund                                  $      133   $      166   $       XX   $        0   $        0   $       XX
Core Fixed Income Fund                        $    9,193   $   10,085   $       XX   $        0   $        0   $       XX
High Yield Bond Fund                          $    2,664   $    2,716   $       XX   $        0   $        0   $       XX
Managed Volatility Fund                                *            *            *            *            *            *
Large Cap Disciplined Equity Fund                      *            *            *            *            *            *
Real Estate Fund                                       *            *            *            *            *            *
Small/Mid Cap Equity Fund                              *            *            *            *            *            *


----------
* Not in operation during such period.

                          THE ADVISER AND SUB-ADVISERS


      GENERAL. SEI Investments Management Corporation ("SIMC" or the "Adviser") is a wholly-owned subsidiary of SEI Investments, a financial services company. The principal business address of SIMC and SEI Investments is Oaks, Pennsylvania 19456. SEI Investments was founded in 1968, and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. SIMC and its affiliates currently serve as adviser to more than XX investment companies, including more than XX funds, SIMC had more than $XX.X billion in assets as of December 31, 2003.

      MANAGER OF MANAGERS STRUCTURE. SIMC is the investment adviser for each of the Funds, and operates as a "manager of managers." SIMC and the Trust have obtained an exemptive order from the SEC that permits SIMC, with the approval of the Trust's Board of Trustees, to retain unaffiliated investment sub-advisers for a Fund without submitting the sub-advisory agreement to a vote of the Fund's shareholders. Among other things, the exemptive relief permits the non-disclosure of amounts payable by SIMC under such sub-advisory agreements. The Trust will notify shareholders in the event of any change in the identity of the sub-advisers.

      Subject to Board review, SIMC allocates and, when appropriate, reallocates the Funds' assets among sub-advisers (the "Sub-Advisers"), monitors and evaluates Sub-Adviser performance, and oversees Sub-Adviser compliance with the Funds' investment objectives, policies and restrictions. SIMC HAS ULTIMATE RESPONSIBILITY FOR THE INVESTMENT PERFORMANCE OF THE FUNDS DUE TO ITS RESPONSIBILITY TO OVERSEE SUB-ADVISERS AND RECOMMEND THEIR HIRING, TERMINATION AND REPLACEMENT.

      SIMC oversees the investment advisory services provided to the Funds and may manage the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements with SIMC, and under the supervision of SIMC and the Board of Trustees, a number of Sub-Advisers are responsible for the day-to-day investment management of all or a distinct portion of the assets of the Funds. These Sub-Advisers also are selected based primarily upon the research and recommendation of SIMC, which evaluates quantitatively and qualitatively a Sub-Adviser's skills and investment results in managing assets for specific asset classes, investment styles and strategies.


      For these advisory services, SIMC receives a fee, which is calculated daily and paid monthly, at the following annual rates (shown as a percentage of the average daily net assets of each Fund):


Large Cap Value Fund                                           0.35%
Large Cap Growth Fund                                          0.40%
Tax-Managed Large Cap Fund                                     0.40%
Small Cap Value Fund                                           0.65%
Small Cap Growth Fund                                          0.65%
Tax-Managed Small Cap Fund                                     0.65%
Mid-Cap Fund                                                   0.40%
Core Fixed Income Fund                                         0.28%
High Yield Bond Fund                                           0.49%
Managed Volatility Fund                                        0.65%
Large Cap Disciplined Equity Fund                              0.40%
Real Estate Fund                                               0.65%
Small/Mid Cap Equity Fund                                      0.65%


      SIMC pays the Sub-Advisers out of its investment advisory fees.

      The Advisory Agreement and certain of the Sub-Advisory Agreements (the Advisory Agreement and Sub-Advisory Agreement are collectively referred to as the "Investment Advisory Agreements") provide that SIMC (or any Sub-Adviser) shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder. In addition, certain of the Sub-Advisory Agreements provide that the Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder.

      The continuance of each Investment Advisory Agreement must be specifically approved at least annually: (i) by the vote of a majority of the outstanding shares of that Fund or by the Trustees; and (ii) by the vote of a majority of the Trustees who are not parties to such Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Investment Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser (or Sub-Adviser) or by the Adviser (or Sub-Adviser) on 90 days' written notice to the Trust.


      For each Fund, the following table shows: (i) the dollar amount of fees paid to SIMC by the Fund; and (ii) the dollar amount of SIMC's voluntary fee waivers for the fiscal years ended September 30, 2001, 2002, and 2003:



                                                                                                ADVISORY FEES
                                                      ADVISORY FEES PAID (000)                   WAIVED (000)
                                              ------------------------------------   ------------------------------------
                                                 2001          2002        2003         2001         2002        2003
                                              ----------   ----------   ----------   ----------   ----------   ----------
Large Cap Value Fund                          $   11,236   $    9,614   $       XX   $    2,255   $    3,721   $       XX
Large Cap Growth Fund                         $   13,910   $   12,626   $       XX   $    2,548   $    2,060   $       XX
Tax-Managed Large Cap Fund                    $    6,311   $    5,937   $       XX   $    1,168   $    1,155   $       XX
Small Cap Value Fund                          $    5,658   $    5,663   $       XX   $      281   $      100   $       XX
Small Cap Growth Fund                         $    7,360   $    5,540   $       XX   $      162   $       70   $       XX
Tax-Managed Small Cap Fund                    $      614   $      908   $       XX   $       91   $      162   $       XX
Mid-Cap Fund                                  $      152   $      189   $       XX   $        0   $        0   $       XX
Core Fixed Income Fund                        $    7,097   $    8,636   $       XX   $    1,932   $    1,270   $       XX
High Yield Bond Fund                          $    3,013   $    3,307   $       XX   $      698   $      476   $       XX
Managed Volatility Fund                                *            *            *            *            *            *
Large Cap Disciplined Equity Fund                      *            *            *            *            *            *
Real Estate Fund                                       *            *            *            *            *            *
Small/Mid Cap Equity Fund                              *            *            *            *            *            *


----------
* Not in operation during such period.


      For each Fund, the following table shows: (i) the dollar amount of fees paid to the Sub-Advisers by SIMC; and (ii) the dollar amount of the Sub-Advisers' voluntary fee waivers for the fiscal years ended September 30, 2001, 2002, and 2003:



                                                                                              SUB-ADVISORY FEES
                                                   SUB-ADVISORY FEES PAID (000)                  WAIVED (000)
                                              ------------------------------------   ------------------------------------
                                                 2001         2002         2003         2001        2002          2003
                                              ----------   ----------   ----------   ----------   ----------   ----------
Large Cap Value Fund                          $    4,622   $    3,898   $       XX   $        0   $        0   $       XX
Large Cap Growth Fund                         $    7,712   $    7,119   $       XX   $        0   $        0   $       XX
Tax-Managed Large Cap Fund                    $    3,410   $    3,278   $       XX   $        0   $        0   $       XX
Small Cap Value Fund                          $    4,443   $    4,334   $       XX   $        0   $        0   $       XX
Small Cap Growth Fund                         $    5,248   $    4,258   $       XX   $        0   $        0   $       XX
Tax-Managed Small Cap Fund                    $      561   $      661   $       XX   $        0   $        0   $       XX
Mid-Cap Fund                                  $       98   $      120   $       XX   $        0   $        0   $       XX
Core Fixed Income Fund                        $    2,989   $    3,236   $       XX   $        0   $        0   $       XX
High Yield Bond Fund                          $    2,047   $    2,141   $       XX   $        0   $        0   $       XX
Managed Volatility Fund                                *            *   $       XX            *            *   $       XX
Large Cap Disciplined Equity Fund                      *            *   $       XX            *            *   $       XX
Real Estate Fund                                       *            *   $       XX            *            *   $       XX
Small/Mid Cap Equity Fund                              *            *            *            *            *            *


----------
* Not applicable during such period.

      For the fiscal years ended September 30, 2001, 2002, and 2003, SIMC paid LSV, which is an affiliated person of SIMC, as follows:



                                                            FEES PAID (000)                          FEE WAIVERS (000)
                                              ---------------------------------------   ---------------------------------------
FUND                                             2001            2002         2003         2001            2002         2003
----                                          ----------      ----------   ----------   ----------      ----------   ----------
Large Cap Value Fund                          $    1,303      $      914   $       XX   $        0      $        0   $       XX
Tax-Managed Large Cap Fund                             *      $      114   $       XX            *      $        0   $       XX
Small Cap Value Fund                          $      714      $      721   $       XX   $        0      $        0   $       XX
Tax-Managed Small Cap Fund                    $      116***   $      141   $       XX   $        0***   $        0   $       XX
Small/Mid Cap Equity Fund                              *               *            *            *               *            *


----------
*  LSV did not manage any assets of the Fund during such period.
** Not in operation during such period.
***Commenced operations on October 31, 2000.

THE SUB-ADVISERS


      ANALYTIC INVESTORS, INC.--Analytic Investors, Inc. ("Analytic") serves as a Sub-Adviser for a portion of the assets of the Large Cap Disciplined Equity Fund. Analytic, a wholly-owned subsidiary of Old Mutual Assets Managers (US) LLC, was founded in 1970.

      ARONSON+JOHNSON+ORTIZ, LP--Aronson+Johnson+Ortiz, LP ("AJO") serves as a Sub-Adviser for a portion of the assets of the Large Cap and Large Cap Value Funds. AJO is wholly-owned by its seven limited partners. Theodore R. Aronson, Managing Principal, is majority equity owner of AJO.


      ARTISAN PARTNERS LIMITED PARTNERSHIP--Artisan Partners Limited Partnership ("Artisan") serves as a Sub-Adviser for a portion of the assets of the Small Cap Value and Small/Mid Cap Equity Funds. Artisan, a privately owned multidiscipline investment firm, was founded in 1994 and is a registered investment adviser.


      BARCLAYS GLOBAL FUND ADVISORS--Barclays Global Fund Advisors ("BGFA") serves as a Sub-Advisor for a portion of the assets of the Large Cap Disciplined Equity Fund. BGFA is a majority-owned indirect subsidiary of Barclays Bank PLC, which is wholly-owned by Barclays PLC, a publicly listed holding company based in London, England.

      BLACKROCK ADVISORS, INC.--BlackRock Advisors, Inc. ("BlackRock") serves as a Sub-Adviser for a portion of the assets of the Small Cap Value, Tax-Managed Small Cap, Small/Mid Cap Equity and Core Fixed Income Funds. BlackRock is a subsidiary of PNC Financial Services Group, Inc. and is an indirect subsidiary of PNC Bank Corp. BlackRock, a registered investment adviser, is a Delaware corporation.

      DAVID J. GREENE AND COMPANY, LLC--David J. Greene and Company, LLC ("David J. Greene") serves a Sub-Adviser for a portion of the assets of the Small Cap Value and Tax-Managed Small Cap Funds. David J. Greene is a New York limited liability company founded in 1938, and changed from a partnership to an LLC in January 1998. Three family principals, Michael Greene, Alan Greene, and James Greene, collectively own more than 25% of the firm.

      DELAWARE MANAGEMENT COMPANY--Delaware Management Company, a series of Delaware Management Business Trust ("DMC") serves as a Sub-Adviser for a portion of the assets of the Small/Mid Cap Equity Fund. Delaware Investments, which is the marketing name for DMC, is a wholly-owned subsidiary of Lincoln Financial Group, the marketing name for Lincoln National Corporation.

      ENHANCED INVESTMENT TECHNOLOGIES, LLC--Enhanced Investment Technologies, LLC ("INTECH") serves as a Sub-Adviser for a portion of the assets of the Large Cap Disciplined Equity Fund. Janus Capital Group, Inc. owns 77.5% of INTECH and 22.5% of INTECH is owned by its employees. INTECH was founded in 1987.

      FRANKLIN PORTFOLIO ASSOCIATES, LLC--Franklin Portfolio Associates, LLC ("Franklin") serves as a Sub-Adviser for a portion of the assets of the Large Cap and Large Cap Value Funds. Franklin is an indirect, wholly-owned subsidiary of Mellon Financial Corporation.


      GOLDMAN SACHS ASSET MANAGEMENT--Goldman Sachs Asset Management ("Goldman Sachs") serves as a Sub-Adviser for a portion of the assets of the Large Cap Growth and Tax-Managed Large Cap Funds. Goldman Sachs is wholly-owned by The Goldman Sachs Group, Inc.


      LEE MUNDER INVESTMENTS, LTD.--Lee Munder Investments, Ltd. ("LMIL") serves as a Sub-Adviser for a portion of the assets of the Small Cap Value, Small/Mid Cap Equity and Small Cap Growth Funds. LMIL was founded in 2000 and it is owned by Lee Munder Capital Group (LMCG). LMCG is 77% owned by employees and 23% owned by Castanea Partners, Inc.


      LSV ASSET MANAGEMENT--LSV Asset Management ("LSV") serves as a Sub-Adviser for a portion of the assets of the Large Cap Value, Small Cap Value, Tax-Managed Large Cap, Small/Mid Cap Equity and Tax-Managed Small Cap Funds. The general partners of LSV developed a quantitative value investment philosophy that has been used to manage assets over the past 8 years. LSV is a registered investment adviser organized as a Delaware general partnership. An affiliate of SIMC owns an interest in LSV.

      MARTINGALE ASSET MANAGEMENT, L.P.--Martingale Asset Management, L.P. ("Martingale") serves as a Sub-Adviser for a portion of the assets of the Small Cap Value, Small/Mid Cap Equity and Mid-Cap Funds. Martingale is a limited partnership. Martingale Asset Management Corporation is the general partner of Martingale.

      MAZAMA CAPITAL MANAGEMENT, INC.--Mazama Capital Management, Inc. ("Mazama"), serves as a Sub-Adviser for a portion of the assets of the Small Cap Growth, Small/Mid Cap Equity and Tax-Managed Small Cap Funds. Mazama, a registered investment adviser, is 93% employee-owned.

      McKINLEY CAPITAL MANAGEMENT INC.--McKinley Capital Management Inc. ("McKinley Capital") serves a Sub-Adviser for a portion of the assets of the Tax-Managed Small Cap, Small Cap Growth and Large Cap Growth Funds. McKinley Capital was founded in 1990 and is wholly-owned by its employees.

      METROPOLITAN WEST ASSET MANAGEMENT LLC--Metropolitan West Asset Management LLC ("MWAM") serves as a Sub-Adviser for a portion of the assets of the Core Fixed Income Fund. MWAM is a California limited liability corporation founded in 1996 and is 64% majority owned by MWAM's active portfolio management team. Metropolitan West Financial, LLC ("MWFIN"), a holding company, holds a minority 36% ownership interest in MWAM. MWFIN is 99% owned by MW Holdings, LLC, an unregistered entity that has no clients or material business operations.

      MONTAG & CALDWELL, INC.--Montag & Caldwell, Inc. ("Montag") serves as a Sub-Adviser for a portion of the assets of the Large Cap Growth and Tax-Managed Large Cap Funds. Montag was founded in 1945 and is incorporated in Georgia. ABN AMRO Asset Management Holdings, Inc. is the parent company of Montag.

      NICHOLAS-APPLEGATE CAPITAL MANAGEMENT--Nicholas-Applegate Capital Management ("Nicholas-Applegate") serves as a Sub-Adviser for a portion of the assets of the High Yield Bond Fund. Nicholas-Applegate is an affiliate of Allianz AG. Allianz AG owns Allianz of America, Inc., which in turn, through its wholly-owned subsidiary Allianz Dresner Asset Management, owns
Nicholas-Applegate.

      NOMURA CORPORATE RESEARCH AND ASSET MANAGEMENT, INC.--Nomura Corporate Research and Asset Management, Inc. ("Nomura") serves as a Sub-Adviser for a portion of the assets of the High Yield Bond Fund. Nomura, a subsidiary of Nomura Holdings America, Inc., is a registered investment adviser.


      PARAMETRIC PORTFOLIO ASSOCIATES--Parametric Portfolio Associates ("Parametric") serves as a Sub-Adviser for a portion of the assets of the Tax-Managed Large Cap Fund. Parametric is 80% owned by Eaton Vance Corp., a Boston-based investment management firm, and 20% by Parametric's executives and employees.

      PEREGRINE CAPITAL MANAGEMENT, INC.--Peregrine Capital Management, Inc. ("Peregrine") serves as a Sub-Adviser for a portion of the assets of the Tax-Managed Large Cap and Large Cap Growth Funds. Peregrine, a registered investment adviser, is a wholly-owned subsidiary of Wells Fargo Bank Minnesota, N.A.


      PRUDENTIAL INVESTMENT MANAGEMENT, INC.--Prudential Investment Management, Inc. ("PIM") serves as a Sub-Adviser for a portion of the assets of the Large Cap Disciplined Equity Fund. PIM is a wholly-owned subsidiary of Prudential Asset Management Holding Company, Inc., which in turn is wholly owned by Prudential Financial, Inc. PIM was founded in 1875.


      RS INVESTMENT MANAGEMENT, L.P.--RS Investment Management, L.P. ("RSIM") serves as a Sub-Adviser for a portion of the assets of the Small Cap Growth Fund. RSIM, an employee-owned organization, is a registered investment adviser.


      SANFORD C. BERNSTEIN & CO., LLC--Sanford C. Bernstein & Co., LLC ("Bernstein"), serves as a Sub-Adviser for a portion of the assets of the Large Cap Value and Tax-Managed Large Cap Funds. Bernstein, a registered broker-dealer and investment adviser, is a Delaware limited liability company located at 767 Fifth Avenue, New York, New York 10153, and an indirect wholly-owned subsidiary of Alliance Capital Management L.P. ("Alliance Capital"). Bernstein manages value oriented investment portfolios through and with the assistance of the Bernstein Investment Research and Management Unit of Alliance Capital.

      SECURITY CAPITAL RESEARCH & MANAGEMENT INCORPORATED--Security Capital Research & Management Incorporated ("Security Capital") serves as a Sub-Adviser for a portion of the assets of the Real Estate, Small/Mid Cap Equity and Small Cap Value Funds. Security Capital, a registered investment adviser, is 100% owned by GEICA Holdings, Inc., which in turn is indirectly 100% owned by General Electric Company.


      SHENKMAN CAPITAL MANAGEMENT INC.--Shenkman Capital Management Inc. ("Shenkman") serves as a Sub-Adviser for a portion of the assets of the High Yield Bond Fund. Shenkman, a registered investment adviser founded in 1985, specializes in the management of high yield assets and is independently owned.


      TRANSAMERICA INVESTMENT MANAGEMENT, LLC--Transamerica Investment Management, LLC ("TIM") serves as a Sub-Adviser for a portion of the assets of the Large Cap Growth and Tax-Managed Large Cap Funds. TIM was founded in 1999, and is wholly-owned by Transamerica Investment Services, Inc., a subsidiary of AEGON, N.V.

      WELLINGTON MANAGEMENT COMPANY, LLP--Wellington Management Company, LLP ("Wellington Management") serves as a Sub-Adviser for a portion of the assets of the Real Estate, Small Cap Value, Small/Mid Cap Equity and Small Cap Growth Funds. Wellington Management and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. Wellington Management is a Massachusetts limited liability partnership whose managing partners are Laurie A. Gabriel, Duncan M. McFarland and John R. Ryan.

      WELLS CAPITAL MANAGEMENT, INC.--Wells Capital Management, Inc. ("Wells Capital") serves as a Sub-Adviser for a portion of the assets of the Core Fixed Income Fund. Wells Capital was founded in 1981 and is a wholly-owned subsidiary of Wells Fargo Bank, N.A.


      WESTERN ASSET MANAGEMENT COMPANY--Western Asset Management Company ("Western") serves as a Sub-Adviser for a portion of the assets of the Core Fixed Income Fund. Western is a wholly-owned subsidiary of Legg Mason, Inc., a financial services company located in Baltimore, Maryland. Western was founded in 1971 and specializes in the management of fixed income funds.


                     DISTRIBUTION AND SHAREHOLDER SERVICING

      GENERAL. SEI Investments Distribution Co. (the "Distributor"), serves as each Fund's distributor. The Distributor, a wholly-owned subsidiary of SEI Investments, has its principal business offices at Oaks, Pennsylvania 19456.

      DISTRIBUTION AGREEMENT WITH THE TRUST. The Distributor serves as each Fund's Distributor pursuant to a distribution agreement (the "Distribution Agreement") with this Trust. The Distribution Agreement shall be reviewed and ratified at least annually (i) by the Trust's Trustees or by the vote of a majority of the outstanding shares of the Trust, and (ii) by the vote of a majority of the parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of any assignment, as defined in the 1940 Act, and is terminable with respect to a particular Fund on not less than 60 days' notice by the Trust's Trustees, by vote of a majority of the outstanding shares of such Fund or by the Distributor. The Distributor will receive no compensation for the distribution of Fund shares.

      The Trust has adopted shareholder servicing plans for its Class A, Class I and Class Y shares (each a "Service Plan" and collectively the "Service Plans") and administrative servicing plan ("Administrative Service Plan") for the Class I shares of the Funds. Under the Service Plans for Class I and Class Y Shares, the Distributor may perform, or may compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided in investments; and assisting clients in changing dividend options, account designations and addresses. Under the Service Plan for Class A Shares and Administrative Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following administrative services: providing subaccounting with respect to shares beneficially owned by clients; providing information periodically to clients showing their positions in shares; forwarding shareholder communications from a Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to clients; processing purchase, exchange and redemption requests from clients and placing such orders with a Fund or its service providers; processing dividend payments from a Fund on behalf of its clients; and providing such other similar services as a Fund may, through the Distributor, reasonably request to the extent that the service provider is permitted to do so under applicable laws or regulations.

      Under each Service Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

                       TRUSTEES AND OFFICERS OF THE TRUST


      BOARD RESPONSIBILITIES. The management and affairs of the Trust and each of the Funds are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing each of the Funds and each fund of SEI Index Funds, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust (the "Fund Complex"), which currently consists of xx funds and includes funds not described in this SAI. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.


      MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, Oaks, Pennsylvania 19456.

      INTERESTED TRUSTEES.


      ROBERT A. NESHER (DOB 08/17/46)--Chairman of the Board of Trustees* (since
1986)-Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of the Adviser, the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Bishop Street Funds, Expedition Funds, The MDL Funds, SEI Global Master Fund, plc, SEI Global Assets Fund, plc, SEI Global Investments Fund, plc, SEI Investments Global, Limited, SEI Asset Allocation Trust, SEI Index Funds, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

      WILLIAM M. DORAN (DOB 05/26/40)--Trustee* (since 1986)--1701 Market Street, Philadelphia, PA 19103. Self-employed Consultant. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI Investments, the Adviser, the Administrator and the Distributor. Director of SEI Investments since 1974; Secretary of SEI Investments since 1978. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Expedition Funds, The MDL Funds, SEI Asset Allocation Trust, SEI Index Funds, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.


      INDEPENDENT TRUSTEES.


      F. WENDELL GOOCH (DOB 12/03/32)--Trustee (since 1986)--President, Orange County Publishing Co., Inc.; Publisher, Paoli News and Paoli Republican; and Editor, Paoli Republican, October 1981-January 1997. President, H&W Distribution, Inc., July 1984 to January 1997. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981. Trustee of SEI Asset Allocation Trust, SEI Index Funds, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds and STI Classic Variable Trust.

      JAMES M. STOREY (DOB 04/12/31)--Trustee (since 1995)--Attorney, solo Practitioner since 1994. Partner, Dechert Price & Rhoads, September 1987-December 1993. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Expedition Funds, State Street Capital Trust (consisting of 24 portfolios), Massachusetts Health and Education Tax-Exempt Trust, SEI Asset Allocation Trust, SEI Index Funds, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.


----------
* Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Funds as that term is defined in the 1940 Act by virtue of their relationship with the Trust's Adviser and Distributor.

      GEORGE J. SULLIVAN, JR. (DOB 11/13/42)--Trustee (since 1996)--Self Employed Consultant, Newfound Consultants Inc. since April 1997. Hedge Fund Manager, Teton Partners, L.P., June 1991-December 1996; Hedge Fund Manager, Noble Partners, L.P., March 1991-December 1996; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, Navigator Securities Lending Trust, since 1995. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Expedition Funds, MDL Funds, SEI Asset Allocation Trust, SEI Index Funds, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

      ROSEMARIE B. GRECO (DOB 03/31/46)--Trustee (since 1999)--Director, Governor's Office of Health Care Reform, Commonwealth of Pennsylvania (2003); Founder and Principal, Grecoventures Ltd. (1999-2002). Interim President & Chief Executive Officer, Private Industry Council of Philadelphia , April 1998-August 1998. President, Corestates Financial Corp., 1996-1997; Chief Executive Officer and President, Corestates Bank, N.A., 1994-1997; Director, Sunoco, Inc.; Director, Exelon Corporation; Trustee, Pennsylvania Real Estate Investment Trust. Trustee of SEI Asset Allocation Trust, SEI Index Funds, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

      NINA LESAVOY (DOB 07/24/57)--Trustee (since 2003)--Partner, Cue Capital since 2002; Head of Sales, Investorforce, January 2000-December 2001; Global Partner working for the CEO, Invesco Capital, January 1998-January 2000. Head of Sales and Client Services, Chancellor Capital and later LGT Asset Management, 1986-2000. Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Institutional Investments Trust and SEI Tax Exempt Trust.


      BOARD STANDING COMMITTEES. The Board has established the following standing committees:


      - AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent auditor to the Trust and certain other affiliated entities; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Gooch, Storey and Sullivan, Ms. Greco and Ms. Lesavoy currently serve as members of the Audit Committee. The Audit Committee meets periodically,
        as necessary, and met       times during the Trust's most recently
        completed fiscal year.

      - FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available or deemed not eligible. The Fair

        Value Pricing Committee's determinations are reviewed by the Board. Messrs. Nesher and Sullivan currently serves as the Board's delegates on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets
        as necessary, and met       times during the Trust's most recently
        completed fiscal year.

      - NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 (the "1934 Act") in conjunction with a shareholder meeting to consider the election of Trustees. Messrs. Gooch, Storey and Sullivan, Ms. Greco and Ms. Lesavoy currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and met once during the Trust's most recently completed fiscal year.


      BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS. As discussed in the section of this SAI entitled "The Adviser and the Sub-Advisers," the Board's continuance of each Investment Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to each Investment Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew each Investment Advisory Agreement for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser and Sub-Advisers. The Trustees use this information, as well as other information that the Adviser, the Sub-Advisers and other Fund service providers may submit to the Board, as well as other information they obtain independently, to help them decide whether to renew each Investment Advisory Agreement for another year. In addition, at various times during the year, the Trustees review and discuss issues, related to the Investment Advisory Agreements.

      Before meeting for the renewal of the Investment Advisory Agreements, the Board requested and received written materials from the Adviser and each Sub-Adviser about: (a) the quality of the Adviser's and Sub-Advisers' investment management and other services; (b) the Adviser's and Sub-Advisers' investment management personnel; (c) the Adviser's and Sub-Advisers' operations and financial condition; (d) the Adviser's and Sub-Advisers' brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that the Adviser and each Sub-Adviser charges a Fund compared with the fees each charges to comparable mutual funds or accounts (if any); (f) a Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of the Adviser's and Sub-Advisers' profitability from its Fund-related operations; (h) the Adviser's and Sub-Advisers' compliance systems; (i) the Adviser's and Sub-Advisers' policies on and compliance procedures for personal securities transactions; (j) the Adviser's and Sub-Advisers' reputation, expertise and resources in domestic financial markets; and (k) each Fund's performance compared with similar mutual funds.

      At the meeting, representatives from the Adviser and Sub-Advisers presented additional oral and written information to the Board to help the Board evaluate the Adviser's and Sub-Advisers' fee and other aspects of the agreements. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees discussed the written materials that the Board received before the meeting and the Adviser's and Sub-Advisers' oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of each Investment Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling or determinative of its decision.

      Based on the Board's deliberation and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously agreed to approve the continuation of each Investment Advisory Agreement for another year in consideration that: (i) the terms of the each Investment Advisory Agreement are fair and reasonable; and (ii) the Adviser's and Sub-Advisers' fees are reasonable in light of the services that the Adviser and the Sub-Advisers provide to the Funds.

      FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC.

      "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.


                                                                AGGREGATE DOLLAR RANGE OF
NAME                  DOLLAR RANGE OF FUND SHARES (FUND)*         SHARES (FUND COMPLEX)*
----                  -----------------------------------       -------------------------
Mr. Nesher            xx                                                    xx
Mr. Doran             xx                                                   None
Mr. Gooch             xx                                                    xx
Mr. Storey            None                                                 None
Mr. Sullivan          None                                                 None
Ms. Greco             None                                                 None
Ms. Lesavoy+          None                                                 None


----------

* Valuation date is December 31, 2003.
+ Ms. Lesavoy was appointed a Trustee as of September 17, 2003.


      BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.


                                                       PENSION OR
                                                       RETIREMENT       ESTIMATED
                                                    BENEFITS ACCRUED      ANNUAL      TOTAL COMPENSATION
                                     AGGREGATE         AS PART OF     BENEFITS UPON     FROM THE TRUST
NAME                                COMPENSATION     FUND EXPENSES      RETIREMENT     AND FUND COMPLEX*
----                                ------------    ----------------  -------------   -------------------
Mr. Nesher                            $      0            N/A                N/A            $      0
Mr. Doran                             $      0            N/A                N/A            $      0
Mr. Gooch                             $     xx            N/A                N/A            $     xx
Mr. Storey                            $     xx            N/A                N/A            $     xx
Mr. Sullivan                          $     xx            N/A                N/A            $     xx
Ms. Greco                             $     xx            N/A                N/A            $     xx
Ms. Lesavoy                                  *              *                  *                   *


----------

* Ms. Lesavoy was appointed a Trustee as of September 17, 2003.


      TRUST OFFICERS. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each Officer is SEI Investments Company, Oaks, Pennsylvania 19456. None of the Officers receive compensation from the Trust for their services.


      Certain officers of the Trust also serve as officers to one or more mutual funds to which SEI Investments or its affiliates act as investment adviser, administrator or distributor.


      EDWARD D. LOUGHLIN (DOB 03/07/51)--President and Chief Executive Officer (since 1986)--Executive Vice President and President--Asset Management Division of SEI Investments since 1993. Executive Vice President of the Adviser and the Administrator since 1994. Senior Vice President of the Distributor, 1986-1991; Vice President of the Distributor, 1981-1986.

      TIMOTHY D. BARTO (DOB 03/28/68)--Vice President and Secretary (since
2002)--Vice President and Assistant Secretary of the Trust, 1999-2002. Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of the Adviser, the Administrator and the Distributor since December 1999. Associate, Dechert Price & Rhoads (law firm), 1997-1999. Associate, Richter, Miller & Finn (law firm), 1993-1997.

      LYDIA A. GAVALIS (DOB 06/05/64)--Vice President and Assistant Secretary (since 1998)--Vice President and Assistant Secretary of SEI Investments, the Adviser, the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

      CHRISTINE M. McCULLOUGH (DOB 12/02/60)--Vice President and Assistant Secretary (since 1999)--Employed by SEI Investments since November 1999. Vice President and Assistant Secretary of the Adviser, the Administrator and the Distributor since December 1999. Associate, White and Williams LLP (law firm), 1991-1999. Associate, Montgomery, McCracken, Walker & Rhoads (law firm), 1990-1991.


      SHERRY KAJDAN VETTERLEIN (DOB 06/22/62)--Vice President and Assistant Secretary (since 2002)--Vice President and Secretary of the Trust, 2001-2002. Vice President and Assistant Secretary of the Adviser, the Administrator and the Distributor since January 2001. Shareholder/Partner, Buchanan Ingersoll Professional Corporation, 1992-2000.


      WILLIAM E. ZITELLI, JR. (DOB 06/14/68)--Vice President and Assistant Secretary (since 2001)--Vice President and Assistant Secretary of the Adviser, the Administrator and the Distributor since August 2000. Vice President, Merrill Lynch & Co. Asset Management Group, 1998-2000. Associate, Pepper Hamilton LLP (law firm), 1997-1998. Associate, Reboul, MacMurray, Hewitt, Maynard & Kristol (law firm), 1994-1997.


      JOHN C. MUNCH (DOB 05/07/71)--Vice President and Assistant Secretary (since 2002)--Vice President and Assistant Secretary of the Adviser, the Administrator and the Distributor since November 2001. Associate, Howard, Rice, Nemorvoski, Canady, Falk & Rabkin (law firm), 1998-2001. Associate, Seward & Kissel LLP (law firm), 1996-1998.

      JOHN MUNERA (DOB 01/14/63)--Vice President and Assistant Secretary (since
2002)--Middle Office Compliance Officer at SEI Investments since 2000. Supervising Examiner at Federal Reserve Bank of Philadelphia (1998-2000).


      PEDRO A. RODRIGUEZ (DOB 01/18/62)--Controller and Chief Financial Officer--Director, Fund Accounting and Administration, SEI Investments Global Funds Services (March 1997 to April 2002 and September 2002 to present). Vice President, Fund Administration, BlackRock Financial Management (April 2002 to September 2002).

      CORI DAGGETT (DOB 10/03/61)--Vice President and Assistant
Secretary-Employed by SEI Investments since 2003. Associate at Drinker Biddle & Reath, LLP (law firm) (1998-2003).

                      PROXY VOTING POLICIES AND PROCEDURES

      The Funds have delegated proxy voting responsibilities to SIMC, subject to the Board's general oversight. In delegating proxy voting responsibilities, each Fund has directed that proxies be voted consistent with a Fund's best economic interests. SIMC has adopted its own proxy voting policies and guidelines for this purpose (the "Procedures"). As required by applicable regulations, SIMC has provided this summary of its Procedures concerning proxies voted by SIMC on behalf of each investment advisory client who delegates voting responsibility to SIMC, which includes the Funds (each a "Client"). The Procedures may be changed as necessary to remain current with regulatory requirements and internal policies and procedures.

      SIMC votes proxies in the best economic interests of Clients. SIMC has elected to retain an independent proxy voting service (the "Service") to vote proxies for Client accounts, which votes proxies in accordance with Proxy Voting Guidelines (the "Guidelines") approved by SIMC's Proxy Voting Committee (the "Committee"). The Guidelines set forth the manner in which SIMC will vote on matters that may come up for shareholder vote. The Service will review each matter on a case-by-case basis, and vote the proxies in accordance with the Guidelines. For example, the Guidelines provide that SIMC will vote in favor of proposals to require shareholder ratification of any poison pill, shareholder proposals that request companies to adopt confidential voting, and for management proposals to do so, and shareholder social, workforce, and environmental proposals that create good corporate citizens while enhancing long-term shareholder value, and will vote against director nominees (or a Board) if it believes that a nominee (or the Board) has not served the economic long-term interests of shareholders.

      Prior to voting a proxy, the Service makes available to SIMC its recommendation on how to vote in light of the Guidelines. SIMC retains the authority to overrule the Service's recommendation on any specific proxy proposal and to instruct the Service to vote in a manner determined by the Committee. Before doing so, the Committee will determine whether SIMC may have a material conflict of interest regarding the proposal. If the Committee determines that SIMC has such a material conflict, SIMC shall instruct the Service to vote in accordance with the Service's recommendation unless SIMC, after full disclosure to the Client of the nature of the conflict, obtains the Client's consent to voting in the manner determined by the Committee (or otherwise obtains instructions from the client as to how to vote on the proposal).

      For each proxy, SIMC maintains all related records as required by applicable law. A Client may obtain a copy of SIMC's Procedures and Guidelines, or a copy of the specific voting record for their account, by calling SIMC at 1-800-DIAL-SEI, or writing to SIMC at One Freedom Valley Drive, Oaks, Pennsylvania 19456.


                                   PERFORMANCE

      From time to time, each of the Funds may include the Fund's yield, effective yield, total return (on a before taxes basis, after taxes on distributions or after taxes on distributions and redemption) or any other type of performance information permitted by applicable regulatory requirements in advertisements or reports to shareholders or prospective shareholders. The yield of the Funds refers to the annualized income generated by an investment in that Fund over a specified 30-day period. Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a period of at least one, five, and ten years (up to the life of the Fund) (the ending date of the period will be stated). Total return of a Fund is calculated from two factors: the amount of dividends earned by each Fund share and by the increase or decrease in value of the Fund's share price. Performance figures are based on historical results and are not intended to indicate future performance. See "Computation of Yield" and "Calculation of Total Return" for more information on methodology of calculations.

      Performance information for each of the Funds contained in reports to shareholders or prospective shareholders, advertisements, and other promotional literature may be compared to the record of various unmanaged indices. Such unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for operating costs and expenses. In addition, a Fund's total return may be compared to the performance of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper Analytical Services, Inc. ("Lipper"), among others. When Lipper's tracking results are used, the Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

      In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appear in numerous financial publications such as MONEY, FORBES, KIPLINGER'S MAGAZINE, PERSONAL INVESTOR, MORNINGSTAR, INC., and similar sources.

COMPUTATION OF YIELD

      The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. Yield will be calculated according to the following formula:

      Yield = 2[((a-b)/cd + 1)(TO THE POWER OF 6)-1], where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

      Based on the foregoing, the 30-day yield for the Funds for the 30-day period ended September 30, 2003 were as follows:



FUND                                                           30-DAY YIELD
----                                                           ------------
CLASS A
     Large Cap Value Fund                                           x.xx%
     Large Cap Growth Fund                                          x.xx%
     Tax-Managed Large Cap Fund                                     x.xx%
     Small Cap Value Fund                                           x.xx%
     Small Cap Growth Fund                                          x.xx%
     Tax-Managed Small Cap Fund                                     x.xx%
     Mid-Cap Fund                                                   x.xx%
     Core Fixed Income Fund                                         x.xx%
     High Yield Bond Fund                                           x.xx%
     Managed Volatility Fund                                        x.xx%
     Large Cap Disciplined Equity Fund                              x.xx%
     Real Estate Fund                                               x.xx%
     Small/Mid Cap Equity Fund                                      x.xx%

FUND                                                           30-DAY YIELD
----                                                           ------------
CLASS I
     Large Cap Value Fund                                           x.xx%
     Large Cap Growth Fund                                          x.xx%
     Small Cap Growth Fund                                          x.xx%
     Core Fixed Income Fund                                         x.xx%
CLASS Y
     Tax-Managed Large Cap Fund                                     x.xx%


CALCULATION OF TOTAL RETURN

      TOTAL RETURN QUOTATION (BEFORE TAXES). The total return of a Fund refers to the average annual compounded rate of return of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula:
P (1 + T)(TO THE POWER OF n) = ERV, where P = a hypothetical initial investment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 investment made at the beginning of the designated time period.

      TOTAL RETURN QUOTATION (AFTER-TAXES ON DISTRIBUTIONS). The total return (after-taxes on distributions) of a Fund refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming no liquidation of the investment at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas:
P(1+T)(TO THE POWER OF n) = ATV(TO THE POWER OF n), where P = a hypothetical initial investment of $1,000; T = average annual total return (after-taxes on distributions); n = number of years; and ATV SUB(D) = value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, and assuming no liquidation of the investment at the end of the measurement periods. The calculation assumes that all distributions by the Funds are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (I.E., return of capital). Taxes due on distributions by the Funds are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (E.G., ordinary income, short-term capital gain, long-term capital gain, etc.). Applicable tax rates may vary over the measurement period. Potential tax liabilities other than federal tax liabilities (E.G., state and local taxes) are not factored into the calculation.

      TOTAL RETURN QUOTATION (AFTER-TAXES ON DISTRIBUTIONS AND REDEMPTION). The total return (after-taxes on distributions and redemption) of a Fund refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas: P (1+T)(TO THE POWER OF n) = ATV SUB(DR), where P = a hypothetical initial investment of $1,000; T = average annual total return (after-taxes on distributions and redemption); n = number of years; and ATV SUB(DR) = value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, assuming that the entire investment is redeemed at the end of each measurement period. The calculation assumes that all distributions by the Funds are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (I.E., return of capital). Taxes due on distributions by the Funds are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (E.G., ordinary income, short-term capital gain, long-term capital gain, etc.). Taxes due on redemptions by shareholders are calculated by subtracting the capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. Applicable tax rates may vary over the measurement period. Potential tax liabilities other than federal tax liabilities (E.G., state and local taxes) are not factored into the calculation.

      The average annual total return (before taxes), total return (after-taxes on distributions) and total return (after-taxes on distributions and redemption) for each of the following Funds was as follows for the one-year, five-year, ten-year and since inception periods ended September 30, 2002.


                                                                       AVERAGE ANNUAL TOTAL RETURN
                                                            ------------------------------------------------
                                                                                                     SINCE
FUND (INCEPTION DATE)                                       ONE YEAR     FIVE YEAR    TEN YEAR     INCEPTION
---------------------                                       --------     ---------    --------     ---------
LARGE CAP VALUE
   CLASS A (10/03/1994)
    BEFORE TAX
   AFTER-TAX ON DISTRIBUTIONS**
   AFTER-TAX ON DISTRIBUTIONS
    AND REDEMPTION**
   CLASS I (08/06/2001)
    BEFORE TAX
LARGE CAP GROWTH
   CLASS A (12/20/1994)
    BEFORE TAX
   AFTER-TAX ON DISTRIBUTIONS**
   AFTER-TAX ON DISTRIBUTIONS
    AND REDEMPTION**
   CLASS I (08/06/2001)
    BEFORE TAX
TAX-MANAGED LARGE CAP
   CLASS A (03/05/1998)
    BEFORE TAX
   AFTER-TAX ON DISTRIBUTIONS**
   AFTER-TAX ON DISTRIBUTIONS
    AND REDEMPTION**
   CLASS Y (04/08/2002)
    BEFORE TAX
SMALL CAP VALUE
   CLASS A (12/20/1994)
    BEFORE TAX
   AFTER-TAX ON DISTRIBUTIONS**
   AFTER-TAX ON DISTRIBUTIONS
    AND REDEMPTION**
   CLASS I (2/11/2002)
SMALL CAP GROWTH
   CLASS A (04/20/1992)
    BEFORE TAX
   AFTER-TAX ON DISTRIBUTIONS**
   AFTER-TAX ON DISTRIBUTIONS
    AND REDEMPTION**
   CLASS I (08/06/2001)
    BEFORE TAX
TAX-MANAGED SMALL CAP
   CLASS A (10/31/2000)
    BEFORE TAX
   AFTER-TAX ON DISTRIBUTIONS**
   AFTER-TAX ON DISTRIBUTIONS
    AND REDEMPTION**

MID-CAP FUND
   CLASS A (02/16/1993)
    BEFORE TAX
   AFTER-TAX ON DISTRIBUTIONS**
   AFTER-TAX ON DISTRIBUTIONS**
CORE FIXED INCOME
   CLASS A (05/01/1987)
    BEFORE TAX
   AFTER-TAX ON DISTRIBUTIONS**
   AFTER-TAX ON DISTRIBUTIONS
    AND REDEMPTION**
   CLASS I (08/06/2001)
    BEFORE TAX
HIGH YIELD BOND
   CLASS A (01/11/1995)
    BEFORE TAX
   AFTER-TAX ON DISTRIBUTIONS**
   AFTER-TAX ON DISTRIBUTIONS
    AND REDEMPTION**
MANAGED VOLATILITY
   CLASS A (xx/xx/xx)
    BEFORE TAX
   AFTER-TAX ON DISTRIBUTIONS**
   AFTER-TAX ON DISTRIBUTIONS
    AND REDEMPTION**
LARGE CAP DISCIPLINED EQUITY
   CLASS A (xx/xx/xx)
    BEFORE TAX
   AFTER-TAX ON DISTRIBUTIONS**
   AFTER-TAX ON DISTRIBUTIONS
    AND REDEMPTION**
REAL ESTATE
   CLASS A (xx/xx/xx)
    BEFORE TAX
   AFTER-TAX ON DISTRIBUTIONS**
   AFTER-TAX ON DISTRIBUTIONS
    AND REDEMPTION**
SMALL/MID CAP EQUITY
   CLASS A (xx/xx/xx)
    BEFORE TAX
   AFTER-TAX ON DISTRIBUTIONS**
   AFTER-TAX ON DISTRIBUTIONS
    AND REDEMPTION**


----------
*   Not in operation during period.
** After tax returns are shown for Class A only. After-tax returns for other classes will vary.
*** Returns for the period have not been annualized.

                        PURCHASE AND REDEMPTION OF SHARES


      The purchase and redemption price of shares is the net asset value of each share. A Fund's securities are valued by SEI Management pursuant to valuations provided by an independent pricing service (generally the last quoted sale price). Fund securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day on which the New York Stock Exchange ("NYSE") is open for business ("Business Day") or, if there is no such reported sale, at the most recently quoted bid price. Securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. If such prices are not available or are deemed to be unreliable, the security will be valued at fair value as determined in good faith by the Board of Trustees. Additional information about valuing securities at fair value is provided under the sub-section "Fair Value Committee."


      Information about the market value of each portfolio security may be obtained by SEI Management from an independent pricing service. The pricing services relies primarily on prices of actual market transactions as well as trader quotations. However, the pricing services may use a matrix system to determine valuations. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures used by the pricing services and their valuation methodologies are reviewed by the officers of the Trust under the general supervision of the Trustees.


      Securities with remaining maturities of 60 days or less may be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Trust would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield that would result from investment in a company utilizing solely market values, and existing shareholders in the Fund would experience a lower yield. The converse would apply during a period of rising interest rates.


      It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of readily marketable securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

      A gain or loss for federal income tax purposes may be realized by a taxable shareholder upon an in-kind redemption depending upon the shareholder's basis in the shares of the Trust redeemed.

      Purchases and redemptions of shares of the Funds may be made on a Business Day. Currently, the following holidays are observed by the Trust:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the NYSE, the Administrator, the Distributor, and/or the Custodian are not open for business.

                                      TAXES

      The following is only a summary of certain additional federal tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' prospectuses. No attempt is made to present a detailed explanation of the federal, state and local, or foreign tax treatment of the Funds or their shareholders and the discussion here and in the Funds' prospectuses is not intended as a substitute for careful tax planning.

      This discussion of federal income tax consequences is based on the Code, and the regulations issued thereunder, in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

      Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other Funds. Each Fund intends to qualify as a regulated investment company ("RIC") under Subchapter M of the Code so that it will be relieved of federal income tax on that part of its income that is distributed to shareholders. In order to qualify for treatment as a RIC, a Fund must distribute annually to its shareholders at least 90% of its net interest income excludable from net income, 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or other income derived with respect to its business of investing in such stock or securities;
(ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers engaged in the same, similar, or related trades or businesses if the Fund owns at least 20% of the voting power of such issuers.

      Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions to avoid liability for the federal excise tax, but can make no assurances that all such taxes will be eliminated. A Fund may in certain circumstances be required to liquidate portfolio investments in order to make sufficient distributions to avoid federal excise tax liability when the investment advisor might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC.

      If a Fund fails to qualify as a RIC for any year, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) out of its accumulated or current earnings and profits generally will be taxable as ordinary income dividends to its shareholders, subject to the dividends received deduction for corporate shareholders. The board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

      Each Fund receives income generally in the form of dividends and interest on its investments. Each Fund's income, less expenses incurred in the operation of such Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions of dividends by a Fund will be taxable as ordinary income, whether you take them in cash or additional shares. Except for dividends paid by the High Yield and Core Fixed Income Funds, all or a portion of such dividends may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets)) to the extent that a Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A Fund may derive capital gains and losses in connection with sale or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term gains will be taxable to you as long-term capital gain at a maximum rate of 15%, regardless of how long you have held your shares in a Fund. Long term capital gains are currently taxed at a maximum rate of 15%.

      The Funds will inform you of the amount of your distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held fund shares for a full year the a Fund may designate and distribute to you as ordinary income, qualified dividend income, or capital gains a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

      Any gain or loss recognized on a sale, exchange or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, will be treated as either long-term or short-term capital gain or loss depending upon how long you have held your shares. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution.

      All or a portion of any loss that you realize upon the redemption of your shares of a Fund will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemptions. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

      For corporate investors in some of the Funds, dividend distributions such Funds designated to be from dividends received from qualifying domestic corporations will be eligible for the 70% corporate dividends-received deduction to the extent they would qualify if such Funds were regular corporations.

      A Fund will be required in certain cases to withhold at applicable withholding rates and remit to the United States Treasury the amount witheld on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) failed to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien).

      With respect to investments in STRIPS, TRs, TIGRs, LYONs, CATS and other Zero Coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Advisers would not have chosen to sell such securities and which may result in taxable gain or loss.

      The Funds may use a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

      The Funds may invest in complex securities. These investments may be subject to numerous special tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gains, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, these may affect the amount, timing, or character of the income distributed to you by a Fund.

STATE TAXES

      A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. Depending upon state and local law, distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes. Some of the Funds may invest a portion of their portfolios in obligations of the U.S. Government. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by a fund. Investment in Ginnie Mae or Fannie Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders. Shareholders are urged to consult their tax advisers regarding the affect of federal, state, and local taxes in their own individual circumstances.

                             PORTFOLIO TRANSACTIONS

      The Trust has no obligation to deal with any broker-dealer or group of brokers or dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the advisers are responsible for placing orders to execute Fund transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the advisers generally seek reasonably competitive spreads or brokerage commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

      The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Fund's advisers may select a broker based upon brokerage or research services provided to the advisers. The advisers may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

      Section 28(e) of the 1934 Act ("Section 28(e)") permits the advisers, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. Brokerage and research services include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the advisers and sub-advisers believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Fund. In addition to agency transactions, the advisers may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance.

      To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the advisers might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The advisers may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the advisers will be in addition to and not in lieu of the services required to be performed by the Funds' advisers under the Advisory and Sub-Advisory Agreements. Any advisory or other fees paid to the advisers are not reduced as a result of the receipt of research services.

      In some cases an adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the adviser faces a potential conflict of interest, but the adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.


      Since the Trust does not market its shares through intermediary brokers or dealers, it is not the Trust's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Fund's advisers may place Fund orders with qualified broker-dealers who recommend the Trust to clients, and may, when a number of brokers and dealers can provide best price and execution on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.


      From time to time, a Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the advisers with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

      In connection with transactions effected for Funds operating within the "Manager of Managers" structure, SIMC and the various firms that serve as Sub-Advisers to certain Funds of the Trust, in the exercise of joint investment discretion over the assets of a Fund, may direct a substantial portion of a Fund's brokerage to the Distributor. All such transactions directed to the Distributor must be accomplished in a manner that is consistent with the Trust's policy to achieve best net results, and must comply with the Trust's procedures regarding the execution of transactions through affiliated brokers.


      For the fiscal year ended September 30, 2003, the Funds paid the following brokerage fees:



                                                          TOTAL $ AMOUNT
                                        TOTAL $ AMOUNT      OF BROKERAGE           % OF TOTAL            % OF TOTAL
                                         OF BROKERAGE       COMMISSIONS             BROKERAGE             BROKERED
                                         COMMISSIONS          PAID TO              COMMISSIONS          TRANSACTIONS
                                           PAID IN       AFFILIATED BROKERS           PAID TO          EFFECTED THROUGH
FUND                                     FYE 9/30/03       IN FYE 9/30/03       AFFILIATED BROKERS    AFFILIATED BROKERS
----                                    --------------   ------------------     ------------------    ------------------
Large Cap Value Fund                       $  xx               $  xx                    xx%                   xx%
Large Cap Growth Fund                         xx                  xx                    xx%                   xx%
Tax-Managed Large Cap Fund                    xx                  xx                    xx%                   xx%
Small Cap Value Fund                          xx                  xx                    xx%                   xx%
Small Cap Growth Fund                         xx                  xx                    xx%                   xx%
Tax-Managed Small Cap Fund                    xx                  xx                    xx%                   xx%
Mid-Cap Fund                                  xx                  xx                    xx%                   xx%
Core Fixed Income Fund                        xx                  xx                    xx%                   xx%
High Yield Bond Fund                          xx                  xx                    xx%                   xx%
Managed Volatility Fund
Large Cap Discipline Equity Fund
Real Estate Fund
Small/Mid Cap Equity Fund

      For the fiscal years ended September 30, 2001 and 2002, the Funds paid the following brokerage fees:



                                                                                TOTAL $ AMOUNT
                                                     TOTAL $ AMOUNT              OF BROKERAGE
                                                      OF BROKERAGE             COMMISSIONS PAID
                                                    COMMISSIONS PAID            TO AFFILIATES
                                             ---------------------------   ---------------------------
FUND                                              2001          2002           2001          2002
----                                         ------------   ------------   ------------   ------------
Large Cap Value Fund                         $  6,598,928   $  2,581,810   $     30,135   $    163,172
Large Cap Growth Fund                        $  6,978,524   $  5,639,784   $     41,709   $    474,752
Tax-Managed Large Cap Fund                   $  3,311,012   $  3,806,402   $     16,532   $    719,267
Small Cap Value Fund                         $  2,989,468   $  1,933,302   $     12,502   $     25,374
Small Cap Growth Fund                        $  3,084,962   $  4,057,049   $     17,021   $     32,558
Tax-Managed Small Cap Fund                   $    400,096   $    445,930   $      1,591   $     44,176
Mid-Cap Fund                                 $    258,572   $    104,187   $        635   $        615
Core Fixed Income Fund                       $    750,178   $    557,978   $    265,986   $    206,831
High Yield Bond Fund                         $      9,688   $     19,196   $      2,117   $      8,964
Managed Volatility Fund                                 *              *              *              *
Large Cap Discipline Equity Fund                        *              *              *              *
Real Estate Fund                                        *              *              *              *
Small/Mid Cap Equity Fund                               *              *              *              *


----------
* Not in operation during such period.

      For certain of the Funds, the reason for the difference between the percentage of brokerage commissions paid to the Distributor as compared to all brokerage commissions and the percentage of the amount of brokered transactions as compared to the aggregate amount of all brokered transactions for the most recent fiscal year versus the previous fiscal year is the increase in assets for those funds.


      The portfolio turnover rate for each Fund for the fiscal years ending September 30, 2002 and 2003 was as follows:



                                                                    TURNOVER RATE
                                                                   ---------------
FUND                                                                2002     2003
----                                                               ------   ------
      Large Cap Value Fund                                             41%      xx%
      Large Cap Growth Fund                                            62%      xx%
      Tax-Managed Large Cap Fund                                       80%      xx%
      Small Cap Value Fund                                             48%      xx%
      Small Cap Growth Fund                                           156%      xx%
      Tax-Managed Small Cap Fund                                       86%      xx%
      Mid-Cap Fund                                                    222%      xx%
      Core Fixed Income Fund                                          379%      xx%
      High Yield Bond Fund                                            126%      xx%
      Managed Volatility Fund                                           *
      Large Cap Disciplined Equity Fund                                 *
      Real Estate Fund                                                  *
      Small/Mid Cap Equity Fund                                         *


----------

* Not in operation during such period.

      The Trust is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act) which the Trust has acquired during its most recent fiscal year. As of September 30, 2003, the Trust held the following securities:

      [TO BE UPDATED]



FUND                                  NAME OF ISSUER           TYPE OF SECURITY       AMOUNT (000)
----                                 ----------------          ----------------       ------------
LARGE CAP VALUE FUND                 Morgan Stanley            Debt                    $  17,100
                                     Goldman Sachs             Equity                  $   7,098
                                     Lehman Brothers           Equity                  $  15,721
                                     Merrill Lynch             Equity                  $  12,794
                                     J.P. Morgan               Equity                  $  22,042
                                     Banc of America           Equity                  $  78,658
                                     Morgan Stanley            Equity                  $  23,154

LARGE CAP GROWTH FUND                J.P. Morgan               Debt                    $   9,379
                                     Morgan Stanley            Equity                  $  11,740
                                     Merrill Lynch             Equity                  $   5,331
                                     Morgan Stanley            Debt                    $  46,181
                                     Goldman Sachs             Equity                  $  34,692
                                     Banc of America           Equity                  $   7,611

TAX-MANAGED LARGE CAP FUND           Morgan Stanley            Debt                    $  27,990
                                     Goldman Sachs             Equity                  $   8,328
                                     J.P. Morgan               Equity                  $   8,135
                                     Bear Sterns               Equity                  $   5,595
                                     Lehman Brothers           Equity                  $   2,916
                                     Banc of America           Equity                  $  17,666
                                     Merrill Lynch             Equity                  $  13,288
                                     Morgan Stanley            Equity                  $   2,281

SMALL CAP VALUE FUND                 Morgan Stanley            Debt                    $  13,608

SMALL CAP GROWTH FUND                Morgan Stanley            Debt                    $  21,216

TAX-MANAGED SMALL CAP FUND           Morgan Stanley            Debt                    $   5,158
                                     Bear Sterns               Equity                  $     395
MID-CAP FUND                         Morgan Stanley            Debt                    $     530
                                     Bear Sterns               Equity                  $     259

CORE FIXED INCOME FUND               Bear Stearns              Debt                    $   1,039
                                     J.P. Morgan               Debt                    $  13,512
                                     Lehman Brothers           Debt                    $   9,232
                                     Merrill Lynch             Debt                    $   1,633
                                     Goldman Sachs             Debt                    $   9,402
                                     Morgan Stanley            Debt                    $   4,720
                                     Citibank                                          $  17,649

HIGH YIELD BOND FUND                 Morgan Stanley            Debt                    $   7,348

MANAGED VOLATILITY FUND

LARGE CAP DISCIPLINED EQUITY FUND

REAL ESTATE FUND

SMALL/MID CAP EQUITY FUND

                              DESCRIPTION OF SHARES

      The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in that Fund. Each share upon liquidation entitles a shareholder to a PRO RATA share in the net assets of that Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of portfolios. Share certificates representing the shares will not be issued.

                        LIMITATION OF TRUSTEES' LIABILITY

      The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her wilful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

                                 CODE OF ETHICS

      The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the adviser, sub-advisers, and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are reasonably designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in intial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

                                     VOTING

      Each share held entitles the shareholder of record to one vote. The shareholders of each Fund or class will vote separately on matters pertaining solely to that Fund or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

      Where the Trust's Prospectuses or Statement of Additional Information state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of: (i) 67% or more of the affected Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of the affected Fund's outstanding shares, whichever is less.

                              SHAREHOLDER LIABILITY

      The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


      As of January 13, 2004, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. The Trust believes that most of the shares referred to below were held by the below persons in accounts for their fiduciary, agency, or custodial customers.

      [TO BE UPDATED]


                                                                                          PERCENTAGE OF
      FUND                                   NAME AND ADDRESS OF BENEFICIAL OWNER         FUND'S SHARES
      ----                                   ------------------------------------         -------------
      LARGE CAP VALUE FUND--CLASS A          SEI Trust Company                                79.50%
                                             One Freedom Valley Drive
                                             OAKS, PA 19403

      LARGE CAP VALUE FUND--CLASS I          Sentrust/Sentry Trust Company                    10.36%
                                             785 5th Avenue
                                             Chambersburg, PA 17201-4232

                                             SEI Private Trust Co FBO Beneficial              52.18%
                                             Life Insurance Company Agent's
                                             Retirement Plan
                                             C/O PFPC
                                             Attn: RKU Dept.
                                             3507 E Frontage Road, Suite 200
                                             Tampa, FL 33607-1793

                                             SEI Private Trust Company FBO                    22.83%
                                             The Clarks Companies NA Employee
                                             Savings Plan
                                             1700 W 82nd Street, Suite 125
                                             Bloomington, MN 55431-1404

                                             SEI Private Trust Company FBO                     9.79%
                                             Qantas Airways Limited Capital
                                             Accumulation Plan
                                             C/O Doug Kelly
                                             1700 W 82nd Street, Suite 125
                                             Bloomington, MN 55431-1404

      LARGE CAP GROWTH FUND--CLASS A         SEI Private Trust Company                        79.03%
                                             680 East Swedesford Road
                                             Wayne, PA 19087-1610

                                                                                          PERCENTAGE OF
      FUND                                   NAME AND ADDRESS OF BENEFICIAL OWNER         FUND'S SHARES
      ----                                   ------------------------------------         -------------
                                             SEI Private Trust Company FBO                    53.74%
                                             Beneficial Life Insurance Company
                                             Agent's Retirement Plan
                                             C/O PFPC
                                             ATTN: RKU Dept.
                                             3507 E Frontage Road, Suite 200
                                             Tampa, FL 33607-1793

                                             SEI Private Trust Company FBO                    29.98%
                                             The Clarks Companies NA Employee
                                             Savings Plan
                                             1700 W 82nd Street, Suite 125
                                             Bloomington, MN 55431-1404

                                             SEI Private Trust Company FBO                    12.30%
                                             Qantas Airways Limited Capital
                                             Accumulation Plan
                                             C/O Doug Kelly
                                             1700 W 82nd Street, Suite 125
                                             Bloomington, MN 55431-1404

      TAX-MANAGED LARGE CAP FUND--CLASS A    SEI Private Trust Company                        91.70%
                                             One Freedom Valley Drive
                                             Oaks, PA 19403

      TAX-MANAGED LARGE CAP FUND--CLASS Y    SEI Private Trust Company                       100.00%
                                             One Freedom Valley Drive
                                             Oaks, PA 19403

      SMALL CAP VALUE FUND--CLASS A          SEI Private Trust Company                        75.56%
                                             680 East Swedesford Road
                                             Wayne, PA 19087-1610

      SMALL CAP VALUE FUND--CLASS I          Sentrust/Sentry Company                          17.88%
                                             785 5th Avenue
                                             Chambersburg, PA 17201-1793

                                             SEI Private Trust Company FBO                    27.26%
                                             Beneficial Life Insurance Company
                                             Agent's Retirement Plan
                                             C/O PFPC
                                             Attn: RKU Dept.
                                             3507 E Frontage Road, Suite 200
                                             Tampa, FL 33607-1793

                                                                                          PERCENTAGE OF
      FUND                                   NAME AND ADDRESS OF BENEFICIAL OWNER         FUND'S SHARES
      ----                                   ------------------------------------         -------------
                                             SEI Private Trust Company FBO                    15.15%
                                             The Clarks Companies NA Employee
                                             Savings Plan
                                             1700 W 82nd Street, Suite 125
                                             Bloomington, MN 55431-1404

                                             SEI Private Trust Company FBO                     6.18%
                                             LVR Inc. Profit Sharing Plan
                                             Attn PFPC C/O Doug Kelly
                                             1700 W 82nd Street, Suite 125
                                             Bloomington, MN 55431-1404

                                             SEI Private Trust Company FBO                    19.53%
                                             Qantas Airways Limited Capital
                                             Accumulation Plan
                                             C/O Doug Kelly
                                             1700 W 82nd Street, Suite 125
                                             Bloomington, MN 55431-1404

      SMALL CAP GROWTH FUND--CLASS A         SEI PRIVATE TRUST COMPANY                        62.74%
                                             ONE FREEDOM VALLEY DRIVE
                                             OAKS, PA 19403

      SMALL CAP GROWTH FUND--CLASS I         Sentrust/Sentry Company                           8.05%
                                             785 5th Avenue
                                             Chambersburg, PA 17201-1793

                                             SEI Private Trust Company FBO                     7.87%
                                             Beneficial Life Insurance Company
                                             Agent's Retirement Plan
                                             C/O PFPC
                                             Attn: RKU Dept.
                                             3507 E Frontage Road, Suite 200
                                             Tampa, FL 33607-1793

                                             SEI Private Trust Company FBO                    64.49%
                                             The Clarks Companies NA Employee
                                             Savings Plan
                                             1700 W 82nd Street, Suite 125
                                             Bloomington, MN 55431-1404

                                             SEI Private Trust Company FBO                    10.47%
                                             Qantas Airways Limited Capital
                                             Accumulation Plan
                                             C/O Doug Kelly
                                             1700 W 82nd Street, Suite 125
                                             Bloomington, MN 55431-1404

                                                                                          PERCENTAGE OF
      FUND                                   NAME AND ADDRESS OF BENEFICIAL OWNER         FUND'S SHARES
      ----                                   ------------------------------------         -------------
      TAX-MANAGED SMALL CAP FUND--CLASS A    SEI Private Trust Company                         5.43%
                                             One Freedom Valley Drive
                                             Oaks, PA 19456

                                             SEI Private Trust Company                        88.32%
                                             One Freedom Valley Drive
                                             Oaks, PA 19456

      MID-CAP FUND--CLASS A                  NCT of Fargo                                      7.70%
                                             Attn: Trust Operations Manager
                                             253 10th Street North
                                             Fargo, ND 58102-4614

                                             SEI Private Trust Company                         7.50%
                                             One Freedom Valley Drive
                                             Oaks, PA 19456

                                             SEI Private Trust Company                        52.45%
                                             One Freedom Valley Drive
                                             Oaks, PA 19456

                                             Wells Fargo Bank MN NA FBO                        5.56%
                                             SAC & FOX Minors Trust
                                             IMA Equity
                                             Wells Fargo BIN #10940101
                                             PO Box 1533
                                             Minneapolis, MN 55480-1533

      CORE FIXED INCOME FUND--CLASS A        SEI Private Trust Company                        78.22%
                                             One Freedom Valley Drive
                                             Oaks, PA 19403

      CORE FIXED INCOME FUND--CLASS I        SEI Private Trust Company FBO                    41.03%
                                             Beneficial Life Insurance Company
                                             Agent's Retirement Plan
                                             C/O PFPC
                                             Attn: RKU Dept.
                                             3507 E Frontage Road, Suite 200
                                             Tampa, FL 33607-1793

                                             SEI Private Trust Company FBO                     7.33%
                                             Beneficial Life Insurance Company
                                             Pl/High Comp Agt
                                             C/O PFPC
                                             Attn: RKU Dept.
                                             3507 E Frontage Road, Suite 200
                                             Tampa, FL 33607-1793

                                                                                          PERCENTAGE OF
      FUND                                   NAME AND ADDRESS OF BENEFICIAL OWNER         FUND'S SHARES
      ----                                   ------------------------------------         -------------
                                             SEI Private Trust Company FBO                     6.21%
                                             The Clarks Companies NA Employee
                                             Savings Plan
                                             1700 W 82nd Street, Suite 125
                                             Bloomington, MN 55431-1404

                                             SEI Private Trust Company FBO                     5.24%
                                             Cascade Ear Nose & Throat 401K
                                             Profit Sharing Plan
                                             1700 W 82nd Street, Suite 125
                                             Bloomington, MN 55431-1404

                                             SEI Private Trust Company                         9.52%
                                             FBO Keener Sand & Clay Company
                                             Retirement Plan
                                             Attn PFPC C/O Doug Kelly
                                             1700 W 82nd Street, Suite 125
                                             Bloomington, MN 55431-1404

                                             SEI Private Trust Company FBO                    15.01%
                                             Qantas Airways Limited Capital
                                             Accumulation Plan
                                             C/O Doug Kelly
                                             1700 W 82nd Street, Suite 125
                                             Bloomington, MN 55431-1404

      HIGH YIELD BOND FUND--CLASS A          SEI Private Trust Company                        71.15%
                                             680 East Swedesford Road
                                             Wayne, PA 19087-1610

      MANAGED VOLATILITY FUND--CLASS A

      LARGE CAP DISCIPLINED EQUITY FUND--CLASS A

      REAL ESTATE FUND--CLASS A

      SMALL/MID CAP EQUITY FUND--CLASS A


                              MASTER/FEEDER OPTION

      The Tax-Managed Small Cap Fund may in the future seek to achieve its investment objective by investing all of its assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. It is expected that any such investment company would be managed by SIMC in substantially the same manner as the Fund. The initial shareholder(s) of the Fund voted to vest such authority in the sole discretion of the Trustees and such investment may be made without further approval of the shareholders of the Fund. However, shareholders of the Fund will be given 30 days' prior notice of any such investment. Such investment would be made only if the Trustees determine it to be in the best interests of the Fund and its shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although the Fund believes that the Trustees will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.

                                    CUSTODIAN

      Wachovia, N.A. (formerly, First Union National Bank), located at Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101 (the "Custodian"), acts as custodian and wire agent of the assets. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

                                     EXPERTS


      The financial statements incorporated by reference into this Statement of Additional Information have been incorporated by reference in reliance on the
report of [               ] independent accountants, given on the authority
of said firm as experts in auditing and accounting.


                                  LEGAL COUNSEL

      Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, Pennsylvania 19103, serves as counsel to the Trust.

                             DESCRIPTION OF RATINGS

DESCRIPTION OF CORPORATE BOND RATINGS

      The following descriptions of corporate bond ratings have been published by Moody's, S&P, and Fitch, Inc., ("Fitch"), respectively.

DESCRIPTION OF MOODY'S LONG-TERM RATINGS

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

DESCRIPTION OF S&P'S LONG-TERM RATINGS

INVESTMENT GRADE

AAA Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

DESCRIPTION OF FITCH'S LONG-TERM RATINGS

INVESTMENT GRADE BOND

AAA Bonds rated AAA are judged to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times greater than interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions.

AA Bonds rated AA are judged to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

A Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

The following descriptions of commercial paper ratings have been published by Moody's, Standard and Poor's, and Fitch, Inc., respectively.

DESCRIPTION OF MOODY'S SHORT-TERM RATINGS

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

-      Leading market positions in well-established industries.

-      High rates of return on funds employed.

- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

- Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P'S SHORT-TERM RATINGS

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Debt determined to possess extremely strong safety characteristics is denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

DESCRIPTION OF FITCH'S SHORT-TERM RATINGS

F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+"

F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

LOC The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

                            PART C. OTHER INFORMATION

ITEM 23. EXHIBITS:

        (a)(1)   Agreement and Declaration of Trust dated October 17, 1986 as originally filed with Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on October 17, 1986 is herein incorporated by reference to Exhibit 1 filed with the SEC on January 28, 1998.
        (a)(2)   Amendment to the Declaration of Trust dated December 23, 1988 is herein incorporated by reference to Exhibit 1(a) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on December 19, 1997.
        (b)      By-Laws are herein incorporated by reference to Exhibit (b)(3)
                   of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878), filed with the SEC on January 28, 2002.
        (c)      Not Applicable.
        (d)(1)   Investment Advisory Agreement between the Trust and SEI
                   Investments Management Corporation (the "Adviser") is herein incorporated by reference to Exhibit 5(cc) of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 1997.

        (d)(2)   Schedule B to the Investment Advisory Agreement between the
                   Trust and the Adviser is herein incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

        (d)(3)   Investment Sub-Advisory Agreement between the Adviser and LSV
                   Asset Management with respect to the Trust's Large Cap Value and Small Cap Value Portfolios is herein incorporated by reference to Exhibit (5)(q) of Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 30, 1995.
        (d)(4)   Investment Sub-Advisory Agreement between the Adviser and
                   Martingale Asset Management, L.P. with respect to the Trust's Mid-Cap Portfolio is herein incorporated by reference to Exhibit (5)(u) of Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 30, 1995.
        (d)(5)   Investment Sub-Advisory Agreement between the Adviser and
                   Western Asset Management Company with respect to the Core Fixed Income Portfolio is herein incorporated by reference to
                   Exhibit 5(dd) of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 1998.
        (d)(6)   Investment Sub-Advisory Agreement between the Adviser and
                   BlackRock Advisors, Inc. with respect to the Trust's Core Fixed Income Portfolio is herein incorporated by reference to Exhibit (d)(19) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 25, 1998.
        (d)(7)   Schedule B to the Sub-Advisory Agreement between the Adviser and BlackRock Advisors, Inc. with respect to the Core Fixed Income Portfolio is herein incorporated by reference to Exhibit (d)(45) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed on January 28, 2000.

        (d)(8)   Investment Sub-Advisory Agreement between the Adviser and
                   Mazama Capital Management, Inc. with respect to the Small Cap Growth Portfolio is herein incorporated by reference to Exhibit (d)(37) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed on January 28, 2000.
        (d)(9)   Investment Sub-Advisory Agreement between the Adviser and
                   Nomura Corporate Research and Asset Management, Inc. with respect to the High Yield Bond Portfolio is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed on January 28, 2000.
        (d)(10)  Investment Sub-Advisory Agreement between the Adviser and David
                   J. Greene & Company, LLC with respect to the Tax-Managed Small Cap Portfolio is herein incorporated by reference to Exhibit (d)(47) of Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed on November 28, 2000.
        (d)(11)  Investment Sub-Advisory Agreement between the Adviser and LSV
                   Asset Management with respect to the Tax-Managed Small Cap Portfolio is herein incorporated by reference to Exhibit
                   (d)(48) of Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed on November 28, 2000.
        (d)(12)  Investment Sub-Advisory Agreement between the Adviser and
                   McKinley Capital Management Inc. with respect to the Small Cap Growth Portfolio is herein incorporated by reference to Exhibit (d)(54) of Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 28, 2000.
        (d)(13)  Investment Sub-Advisory Agreement between the Adviser and
                   McKinley Capital Management Inc. with respect to the Tax-Managed Small Cap Portfolio is herein incorporated by reference to Exhibit (d)(49) of Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed on November 28, 2000.
        (d)(14)  Investment Sub-Advisory Agreement between the Adviser and
                   Peregrine Capital Management, Inc. with respect to the Large Cap Growth Portfolio is herein incorporated by reference to Exhibit (d)(57) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 29, 2001.
        (d)(15)  Investment Sub-Advisory Agreement between the Adviser and LSV
                   Asset Management with respect to the Tax-Managed Large Cap Portfolio is herein incorporated by reference to Exhibit
                   (d)(63) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2002.

        (d)(16)  Investment Sub-Advisory Agreement between the Adviser and
                   Parametric Portfolio Associates with respect to the Tax-Managed Large Cap Portfolio is herein incorporated by reference to Exhibit (d)(16) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

        (d)(17)  Investment Sub-Advisory Agreement between the Adviser and
                   Shenkman Capital Management Inc. with respect to the High Yield Bond Portfolio is herein incorporated by reference to Exhibit (d)(61) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2002.

        (d)(18)  Investment Sub-Advisory Agreement between the Adviser and
                   Transamerica Investment Management, LLC with respect to the Large Cap Growth and Tax-Managed Large Cap Portfolios is herein incorporated by reference to Exhibit (d)(62) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2002.
        (d)(19)  Investment Sub-Advisory Agreement between the Adviser and
                   Artisan Partners Limited Partnership with respect to the Small Cap Value Portfolio is herein incorporated by reference to Exhibit (d)(23) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.
        (d)(20)  Investment Sub-Advisory Agreement between the Adviser and David
                   J. Greene and Company, LLC with respect to the Small Cap Value Portfolio is herein incorporated by reference to Exhibit (d)(25) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.
        (d)(21)  Investment Sub-Advisory Agreement between the Adviser and Lee
                   Munder Investments, Ltd. with respect to the Small Cap Growth Portfolio is herein incorporated by reference to Exhibit
                   (d)(26) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.
        (d)(22)  Investment Sub-Advisory Agreement between the Adviser and
                   Martingale Asset Management, L.P. with respect to the Small Cap Value Portfolio is herein incorporated by reference to Exhibit (d)(27) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.
        (d)(23)  Investment Sub-Advisory Agreement between the Adviser and
                   Mazama Capital Management, Inc. with respect to the Tax-Managed Small Cap Portfolio is herein incorporated by reference to Exhibit (d)(28) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.
        (d)(24)  Investment Sub-Advisory Agreement between the Adviser and
                   McKinley Capital Management Inc. with respect to the Large Cap Growth Portfolio is herein incorporated by reference to Exhibit (d)(29) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.
        (d)(25)  Investment Sub-Advisory Agreement between the Adviser and
                   Metropolitan West Asset Management LLC with respect to the Core Fixed Income Portfolio is herein incorporated by reference to Exhibit (d)(30) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.
        (d)(26)  Investment Sub-Advisory Agreement between the Adviser and
                   Montag & Caldwell, Inc. with respect to the Large Cap Growth and Tax-Managed Large Cap Portfolios is herein incorporated by reference to Exhibit (d)(31) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.
        (d)(27)  Investment Sub-Advisory Agreement between the Adviser and
                   Nicholas-Applegate Capital Management with respect to the High Yield Bond Portfolio is herein incorporated by reference to Exhibit (d)(32) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

        (d)(28)  Investment Sub-Advisory Agreement between the Adviser and
                   Peregrine Capital Management, Inc. with respect to the Tax-Managed Large Cap Portfolio is herein incorporated by reference to Exhibit (d)(33) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.
        (d)(29)  Investment Sub-Advisory Agreement between the Adviser and RS
                   Investments with respect to the Small Cap Growth Portfolio is herein incorporated by reference to Exhibit (d)(34) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.
        (d)(30)  Investment Sub-Advisory Agreement between the Adviser and
                   Sanford C. Bernstein & Co., LLC with respect to the Large Cap Value and Tax-Managed Large Cap Portfolios is herein incorporated by reference to Exhibit (d)(35) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.
        (d)(31)  Investment Sub-Advisory Agreement between the Adviser and
                   Security Capital Research & Management Incorporated with respect to the Small Cap Value Portfolio is herein incorporated by reference to Exhibit (d)(37) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.
        (d)(32)  Investment Sub-Advisory Agreement between the Adviser and
                   Wellington Management Company, LLP with respect to the Small Cap Growth Portfolio is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

        (d)(33)  Investment Sub-Advisory Agreement between the Adviser and
                   Goldman Sachs Asset Management with respect to the Large Cap Growth and Tax-Managed Large Cap Portfolios is herein incorporated by reference to Exhibit (d)(33) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

        (d)(34)  Investment Sub-Advisory Agreement between the Adviser and
                   Aronson+Johnson+Ortiz, LP with respect to the Large Cap Value and Tax-Managed Large Cap Portfolios is herein incorporated by reference to Exhibit (d)(33) of Post-Effective Amendment No. 39 and 811-4878) filed with the SEC on August 29, 2003.
        (d)(35)  Investment Sub-Advisory Agreement between the Adviser and
                   Franklin Portfolio Associates, LLC with respect to the Large Cap Value and Tax-Managed Large Cap Portfolios is herein incorporated by reference to Exhibit (d)(34) of Post-Effective Amendment No.39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.
        (d)(36)  Investment Sub-Advisory Agreement between the Adviser and
                   Barclays Global Fund Advisors with respect to the Large Cap Disciplined Equity Portfolio is herein incorporated by reference to Exhibit (d)(35) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.
        (d)(37)  Form of Investment Sub-Advisory Agreement between the Adviser and Enhanced Investment Technologies, LLC with respect to the Large Cap Disciplined Equity Portfolio is herein incorporated by reference to Exhibit (d)(36) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.

        (d)(38)  Investment Sub-Advisory Agreement between the Adviser and
                   Analytic Investors, Inc. with respect to the Large Cap Disciplined Equity Portfolio is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.
        (d)(39)  Investment Sub-Advisory Agreement between the Adviser and
                   Prudential Investment Management, Inc. with respect to the Large Cap Disciplined Equity Portfolio is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.
        (d)(40)  Investment Sub-Advisory Agreement between the Adviser and
                   Delaware Management Company, a series of Delaware Management Business Trust, with respect to the Small Cap Growth and Tax-Managed Small Cap Portfolios is herein incorporated by reference to Exhibit (d)(39) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.
        (d)(41)  Investment Sub-Advisory Agreement between the Adviser and
                   Wellington Management Company, LLP with respect to the Small Cap Value and Real Estate Portfolios is herein incorporated by reference to Exhibit (d)(40) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.
        (d)(42)  Investment Sub-Advisory Agreement between the Adviser and
                   Security Capital Research & Management Incorporated with respect to the Real Estate Portfolio is herein incorporated by reference to Exhibit (d)(41) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.
        (d)(43)  Investment Sub-Advisory Agreement between the Adviser and
                   BlackRock Advisors, Inc. with respect to the Small Cap Value and Tax-Managed Small Cap Portfolios is herein incorporated by reference to Exhibit (d)(42) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.
        (d)(44)  Investment Sub-Advisory Agreement between the Adviser and Lee
                   Munder Investments Ltd. with respect to the Small Cap Value Portfolio is herein incorporated by reference to Exhibit
                   (d)(43) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.
        (d)(45)  Assumption Agreement dated March 28, 2003 between Goldman,
                   Sachs & Co. and Goldman Sachs Asset Management, L.P. with respect to the Large Cap Growth and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(44) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.

        (d)(46)  Amendment to Investment Sub-Advisory Agreement between SIMC and
                   Sanford C. Bernstein & Co. LLC with respect to the Large Cap Value and Tax-Managed Large Cap Portfolios is herein incorporated by reference to Exhibit (d)(46) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

        (d)(47)  Amendment to Investment Sub-Advisory Agreement between SIMC and
                   Artisan Partners Limited Partnership with respect to the Small Cap Value Portfolio is herein incorporated by reference to Exhibit (d)(47) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.
        (d)(48)  Amendment to Investment Sub-Advisory Agreement between SIMC and
                   BlackRock Advisors, Inc. with respect to the Cored Fixed Income Portfolio is herein incorporated by reference to Exhibit (d)(48) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.
        (d)(49)  Amendment to Investment Sub-Advisory Agreement between SIMC and
                   David J. Greene & Co., LLC with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(49) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.
        (d)(50)  Amendment to Investment Sub-Advisory Agreement between SIMC and
                   David J. Greene & Co., LLC with respect to the Tax-Managed Small Cap Fund is herein incorporated by reference to Exhibit (d)(50) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.
        (d)(51)  Amendment to Investment Sub-Advisory Agreement between SIMC and
                   Goldman Sachs Asset Management, L.P. with respect to the Large Cap Growth and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(51) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.
        (d)(52)  Amendment to Investment Sub-Advisory Agreement between SIMC and
                   Lee Munder Investments Ltd. with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(52) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.
        (d)(53)  Amendment to Investment Sub-Advisory Agreement between SIMC and
                   LSV Asset Management with respect to the Large Cap Value and Small Cap Value Portfolios is herein incorporated by reference to Exhibit (d)(53) of Post-Effective Amendment
                   No. 40 to the Registrant's Registration Statement on
                   Form N-1A (File Nos. 33-9504 and 811-4878) filed with the
                   SEC on November 12, 2003.
        (d)(54)  Amendment to Investment Sub-Advisory Agreement between SIMC and
                   LSV Asset Management with respect to the Tax-Managed Large Cap Portfolio is herein incorporated by reference to Exhibit (d)(54) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.
        (d)(55)  Amendment to Investment Sub-Advisory Agreement between SIMC and
                   LSV Asset Management with respect to the Tax-Managed Small Cap Fund is herein incorporated by reference to Exhibit (d)(55) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.
        (d)(56)  Amendment to Investment Sub-Advisory Agreement between SIMC and
                   Martingale Asset Management, L.P. with respect to the Mid Cap Portfolio is herein incorporated by reference to Exhibit (d)(56) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

        (d)(57)  Amendment to Investment Sub-Advisory Agreement between SIMC and
                   Martingale Asset Management, L.P. with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(57) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.
        (d)(58)  Amendment to Investment Sub-Advisory Agreement between SIMC and
                   Mazama Capital Management, Inc. with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(58) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.
        (d)(59)  Amendment to Investment Sub-Advisory Agreement between SIMC and
                   Mazama Capital Management, Inc. with respect to the Tax-Managed Small Cap Fund is herein incorporated by reference to Exhibit (d)(59) of Post-Effective Amendment
                   No. 40 to the Registrant's Registration Statement on
                   Form N-1A (File Nos. 33-9504 and 811-4878) filed with the
                   SEC on November 12, 2003.
        (d)(60)  Amendment to Investment Sub-Advisory Agreement between SIMC and
                   McKinley Capital Management, Inc. with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(60) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.
        (d)(61)  Amendment to Investment Sub-Advisory Agreement between SIMC and
                   McKinley Capital Management, Inc. with respect to the Tax-Managed Small Cap Fund is herein incorporated by reference to Exhibit (d)(61) of Post-Effective Amendment
                   No. 40 to the Registrant's Registration Statement on
                   Form N-1A (File Nos. 33-9504 and 811-4878) filed with the
                   SEC on November 12, 2003.
        (d)(62)  Amendment to Investment Sub-Advisory Agreement between SIMC and
                   McKinley Capital Management, Inc. with respect to the Large Cap Growth Fund is herein incorporated by reference to Exhibit (d)(62) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.
        (d)(63)  Amendment to Investment Sub-Advisory Agreement between SIMC and
                   Metropolitan West Asset Management LLC with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(63) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.
        (d)(64)  Amendment to Investment Sub-Advisory Agreement between SIMC and
                   Montag & Caldwell Inc. with respect to the Large Cap Growth and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(64) of Post-Effective Amendment
                   No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.
        (d)(65)  Amendment to Investment Sub-Advisory Agreement between SIMC and
                   Nomura Corporate Research and Asset Management, Inc. with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(65) of Post-Effective
                   Amendment No. 40 to the Registrant's Registration
                   Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.
        (d)(66)  Amendment to Investment Sub-Advisory Agreement between SIMC and
                   Peregrine Capital Management, Inc. with respect to the Tax-Managed Large Cap Portfolio is herein incorporated by reference to Exhibit (d)(66) of Post-Effective Amendment
                   No. 40 to the Registrant's Registration Statement on
                   Form N-1A (File Nos. 33-9504 and 811-4878) filed with the
                   SEC on November 12, 2003.

        (d)(67)  Amendment to Investment Sub-Advisory Agreement between SIMC and
                   Peregrine Capital Management, Inc. with respect to the Large Cap Growth Portfolio is herein incorporated by reference to Exhibit (d)(67) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

        (d)(68)  Amendment to Investment Sub-Advisory Agreement between SIMC and
                   RS Investment Management, LP with respect to the Small Cap Growth Portfolio is herein incorporated by reference to Exhibit (d)(68) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.
        (d)(69)  Amendment to Investment Sub-Advisory Agreement between SIMC and
                   Security Capital Research and Management Incorporated with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(69) of Post-Effective
                   Amendment No. 40 to the Registrant's Registration
                   Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.
        (d)(70)  Amendment to Investment Sub-Advisory Agreement between SIMC and
                   Transamerica Investment Management, LLC with respect to the Large Cap Growth and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(70) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.
        (d)(71)  Amendment to Investment Sub-Advisory Agreement between SIMC and
                   Wellington Management Company, LLP with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(71) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.
        (d)(72)  Amendment to Investment Sub-Advisory Agreement between SIMC and
                   Western Asset Management Company with respect to the Core Fixed Income Portfolio is herein incorporated by reference to Exhibit (d)(72) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.
        (d)(73)  Investment Sub-Advisory Agreement between SIMC and Wells
                   Capital Management, Inc. with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(73) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.
        (d)(74)  Investment Sub-Advisory Agreement between SIMC and Artisan
                   Partners Limited Partnership with respect to the Small/Mid Cap Equity Fund to be filed by later amendment.
        (d)(75)  Investment Sub-Advisory Agreement between SIMC and BlackRock
                   Advisors, Inc. with respect to the Small/Mid Cap Equity
                   Fund to be filed by later amendment.
        (d)(76)  Investment Sub-Advisory Agreement between SIMC and Delaware
                   Management Company with respect to the Small/Mid Cap Equity Fund to be filed by later amendment.
        (d)(77)  Investment Sub-Advisory Agreement between SIMC and Lee
                   Munder Investments, Ltd. with respect to the Small/Mid Cap Equity Fund to be filed by later amendment.
        (d)(78)  Investment Sub-Advisory Agreement between SIMC and LSV Asset
                   Management with respect to the Small/Mid Cap Equity Fund to be filed by later amendment.

        (d)(79)  Investment Sub-Advisory Agreement between SIMC and
                   Martingale Asset Management, L.P. with respect to the Small/Mid Cap Equity Fund to be filed by later amendment.
        (d)(80)  Investment Sub-Advisory Agreement between SIMC and Mazama
                   Capital Management, Inc. with respect to the Small/Mid Cap Equity Fund to be filed by later amendment.
        (d)(81)  Investment Sub-Advisory Agreement between SIMC and Security
                   Capital Research & Management Incorporated with respect to the Small/Mid Cap Equity Fund to be filed by later amendment.
        (d)(82)  Investment Sub-Advisory Agreement between SIMC and
                   Wellington Management Company, LLP with respect to the Small/Mid Cap Equity Fund to be filed by later amendment.

        (e)(1)   Amended and Restated Distribution Agreement between the Trust and SEI Investments Distribution Co. dated September 16, 2002 is herein incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

        (e)(2)   Amended and Restated Schedule A to the Distribution Agreement
                   between the Trust and SEI Investments Distribution Co. dated September 17, 2003 is herein incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

        (f)      Not Applicable.
        (g)(1)   Custodian Agreement between the Trust and CoreStates Bank, N.A.
                   (formerly Philadelphia National Bank) as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on January 29, 1987 is herein incorporated by reference to Exhibit 8(a) filed with the SEC on January 28, 1998.
        (g)(2)   Custodian Agreement between the Trust and United States
                   National Bank of Oregon filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on January 29, 1987 is herein incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 28.

        (h)(1)   Amended and Restated Administration and Transfer Agency
                   Agreement between the Trust and SEI Investments Fund Management dated September 16, 2002 is herein incorporated by reference to Exhibit (h) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

        (h)(2)   Amended and Restated Schedule C to the Amended and Restated
                   Administrative and Transfer Agency Agreement between the Trust and SEI Investments Fund Management dated September 17, 2003 is herein incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.
        (i)      Opinion and Consent of Counsel is to be filed by later
                   amendment.
        (j)      Consent of Independent Accountants is to be filed by later amendment.


        (k)      Not Applicable.
        (l)      Not Applicable.

        (m)(1)   Shareholder Service Plan and Agreement with respect to the
                   Class A shares is incorporated by reference to Exhibit 15(e) of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on January 28, 1997.

        (m)(2)   Shareholder Service Plan and Agreement with respect to Class I shares is herein incorporated by reference to Exhibit (m)(6) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on January 29, 2001.
        (m)(3)   Shareholder Service Plan and Agreement with respect to Class Y shares is herein incorporated by reference to Exhibit (m)(7) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on January 29, 2001.
        (m)(4)   Administrative Service Plan and Agreement with respect to Class
                   I shares is herein incorporated by reference to Exhibit
                   (m)(8) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878), filed with the SEC on January 28, 2002.
        (n)      Rule 18f-3 Multiple Class Plan is herein incorporated by
                   reference to Exhibit (n) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.
        (o)      Not applicable.
        (p)(1)   The Code of Ethics for SEI Investments Company is herein
                   incorporated by reference to Exhibit (p)(4) of Post-Effective Amendment No. 42 of SEI Daily Income Trust's Registration Statement on Form N-1A (File Nos. 2-77048 and 811-3451), filed with the SEC on May 30, 2000 (Accession #0000912057-00-026756).
        (p)(2)   The Code of Ethics for SEI Institutional Managed Trust is
                   herein incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed on July 3, 2000.

        (p)(3)   The Code of Ethics for Artisan Partners Limited Partnership is
                   herein incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No.39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.

        (p)(4)   The Code of Ethics for Barclays Global Fund Advisors is herein incorporated by reference to Exhibit (p)(42) of Post-Effective Amendment No. 9 to SEI Institutional Investments Trust's Registration Statement (File Nos. 33-58041 and 811-7257) on Form N1-A, filed with the SEC on March 29, 2002 (Accession #0000912057-02-012707).
        (p)(5)   The Code of Ethics for BlackRock Advisors, Inc. is herein
                   incorporated by reference to Exhibit (p)(6) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File No. 33-9504), filed with the SEC on January 28, 2002.
        (p)(6)   The Code of Ethics for David J. Greene & Company, LLC is herein incorporated by reference to Exhibit (p)(24) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed on July 14, 2000.
        (p)(7)   The Code of Ethics for Goldman Sachs Asset Management is herein incorporated by reference to Exhibit (p)(9) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.
        (p)(8)   The Code of Ethics for Lee Munder Investments, Ltd. is herein incorporated by reference to Exhibit (p)(11) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

        (p)(9)   The Code of Ethics for LSV Asset Management is herein
                   incorporated by reference to Exhibit (p)(9) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

        (p)(10)  The Code of Ethics for Martingale Asset Management, L.P. is
                   herein incorporated by reference to Exhibit (p)(10) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed on July 3, 2000.

        (p)(11)  The Code of Ethics for Mazama Capital Management Inc. is herein incorporated by reference to Exhibit (p)(11) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed on July 3, 2000.
        (p)(12)  The Code of Ethics for McKinley Capital Management Inc. is
                   herein incorporated by reference to Exhibit (p)(25) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File No. 33-9504), filed with the SEC on January 28, 2002.

        (p)(13)  The Code of Ethics for Metropolitan West Asset Management LLC
                   is herein incorporated by reference to Exhibit (p)(21) of Post-Effective Amendment No. 10 to SEI Institutional Investments Trust's Registration Statement (File Nos. 33-58041 and 811-7257) on Form N1-A, filed with the SEC on September 30, 2002.
        (p)(14)  The Code of Ethics for Montag & Caldwell, Inc. is herein incorporated by reference to Exhibit (p)(20) of Post-Effective Amendment No. 13 to SEI Institutional Investments Trust's Registration Statement (File Nos. 33-58041 and 811-7257) on Form N1-A, filed with the SEC on September 30, 2003
        (p)(15)  The Code of Ethics for Nicholas-Applegate Capital Management is
                   filed herewith. Herein incorporated by reference to Exhibit
                   (p)(15) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.

        (p)(16)  The Code of Ethics for Nomura Corporate Resesarch and Asset
                   Management, Inc. is herein incorporated by reference to Exhibit (p)(14) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed on July 3, 2000.
        (p)(17)  The Code of Ethics for Parametric Portfolio Associates dated
                   June 15, 2001, is herein incorporated by reference to Exhibit
                   (p)(34) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File No. 33-9504), filed with the SEC on January 28, 2002.
        (p)(18)  The Code of Ethics for Peregrine Capital Management, Inc. is
                   herein incorporated by reference to Exhibit (p)(31) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on January 29, 2001.
        (p)(19)  The Code of Ethics for RS Investments is herein incorporated by reference to Exhibit (p)(16) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed on July 3, 2000.
        (p)(20)  The Code of Ethics for Sanford Bernstein & Co., Inc. is herein incorporated by reference to Exhibit (p)(17) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed on July 3, 2000.

        (p)(21)  The Code of Ethics for Security Capital Research & Management
                   Incorporated is herein incorporated by reference to Exhibit
                   (p)(21) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.

        (p)(22)  The Code of Ethics for Shenkman Capital Management, Inc. is
                   herein incorporated by reference to Exhibit (p)(38) of Post-Effective Amendment No. 7 to SEI Institutional Investments Trust's Registration Statement on Form N-1A (File Nos. 33-58041 and 811-7257) filed with the SEC on September 28, 2001 (Accession #0000912057-00-043038).

        (p)(23)  The Code of Ethics for Transamerica Investment Management, LLC
                   herein incorporated by reference to Exhibit (p)(23) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.

        (p)(24)  The Code of Ethics for Wellington Management Company, LLP is
                   herein incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 43 to SEI Daily Income Trust's Registration Statement (File Nos. 2-77048 and 811-03451) on Form N1-A, filed with the SEC on January 19, 2001 (Accession #0000912057-01-002396).

        (p)(25)  The Code of Ethics for Western Asset Management Company is
                   herein incorporated by reference to Exhibit (p)(25) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.

        (p)(26)  The Code of Ethics for Aronson+Johnson+Ortiz, LP is herein incorporated by reference to Exhibit (p)(32) of Post-Effective Amendment No. 12 to SEI Institutional Investments Trust's Registration Statement on Form N-1A (File Nos. 33-58041 and 811-7257) filed with the SEC on July 29, 2003.
        (p)(27)  The Code of Ethics for Franklin Portfolio Associates, LLC is
                   herein incorporated by reference to Exhibit (p)(33) of Post-Effective Amendment No. 12 to SEI Institutional Investments Trust's Registration Statement on Form N-1A (File Nos. 33-58041 and 811-7257) filed with the SEC on July 29, 2003.
        (p)(28)  The Code of Ethics for Enhanced Investment Technologies, LLC is
                   herein incorporated by reference to Exhibit (p)(34) of Post-Effective Amendment No. 12 to SEI Institutional Investments Trust's Registration Statement on Form N-1A (File Nos. 33-58041 and 811-7257) filed with the SEC on July 29, 2003.
        (p)(29)  The Code of Ethics for Analytic Investors, Inc. is herein incorporated by reference to Exhibit (p)(35) of Post-Effective Amendment No. 12 to SEI Institutional Investments Trust's Registration Statement on Form N-1A (File Nos. 33-58041 and 811-7257) filed with the SEC on July 29, 2003.
        (p)(30)  The Code of Ethics for Prudential Investment Management, Inc.
                   is herein incorporated by reference to Exhibit (p)(36) of Post-Effective Amendment No. 12 to SEI Institutional Investments Trust's Registration Statement on Form N-1A (File Nos. 33-58041 and 811-7257) filed with the SEC on July 29, 2003.
        (p)(31)  The Code of Ethics for Delaware Management Company, a series of
                   Delaware Management Business Trust, is herein incorporated by reference to Exhibit (p)(37) of Post-Effective Amendment No. 12 to SEI Institutional Investments Trust's Registration Statement on Form N-1A (File Nos. 33-58041 and 811-7257) filed with the SEC on July 29, 2003.

        (p)(32)  The Code of Ethics for Wells Capital Management, Inc. is herein incorporated by reference to Exhibit (p)(31) of Post-Effective Amendment No. 13 to SEI Institutional Investments Trust's Registration Statement on Form N-1A (File Nos. 33-58041 and 811-7257) filed with the SEC on September 20, 2003.

        (q)      Powers of Attorney for Robert A. Nesher, William M. Doran,
                   George J. Sullivan, Jr., F. Wendell Gooch, Rosemarie B. Greco, Pedro A. Rodriguez, James M. Storey, Nina Lesavoy and Edward D. Loughlin are herein incorporated by reference to Exhibit (q) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.



ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

     See the Prospectus and Statement of Additional Information regarding the Registrant's control relationships. SIMC is a subsidiary of SEI Investments Company which also controls the distributor of the Registrant (SEI Investments Distribution Co.) and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors and investment managers.

ITEM 25. INDEMNIFICATION:

     Article VIII of the Agreement and Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

     Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of each Investment Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:




ANALYTIC INVESTORS, INC.


     Analytic Investors, Inc. ("Analytic") is a sub-adviser for the Registrant's Large Cap Disciplined Equity Fund. The principal business address of Analytic is 700 South Flower Street, Suite 2400, Los Angeles, California 90017. Analytic is a registered investment adviser under the Advisers Act.



      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
Roger G. Clarke                    Ensign Peak Advisors                    President
   Chairman

Scott Powers                       Old Mutual (US) Holdings, Inc.          Chief Executive Officer
   Director                        Old Mutual Asset Managers               Chief Executive Officer
                                      (US) LLC

Marie Nastasi Arlt                                   --                                      --
   Director

Harinda de Silva                                     --                                      --
   Director

ARONSON+JOHNSON+ORTIZ, LP

     Aronson+Johnson+Ortiz, LP ("Aronson") is a sub-adviser for the Registrant's Large Cap Value and Tax-Managed Large Cap Funds. The principal business address of Aronson is 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102. Aronson is a registered investment adviser under the Advisers Act.

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
Theodore R. Aronson                                  --                                      --
   Managing Principal
   Portfolio Manager

Kevin M. Johnson                                     --                                      --
   Principal Portfolio Manager

Martha E. Ortiz                                      --                                      --
   Principal Portfolio Manager

Stefani Cranston                                     --                                      --
   Principal Accounting

Paul Dodge                                           --                                      --
   Principal Operations

Gina Marie N. Moore                                  --                                      --
   Principal Research

Gregory J. Rogers                                    --                                      --
   Principal Trading


ARTISAN PARTNERS LIMITED PARTNERSHIP

     Artisan Partners Limited Partnership ("Artisan") is a sub-adviser for the Registrant's Small Cap Value and Small/Mid Cap Equity Funds. The principal business address of Artisan is 1000 North Water Street, Suite 1770,
Milwaukee, Wisconsin 53202. Artisan is an investment adviser registered under the Adviser Act.


      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                 POSITION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
Andrew A. Ziegler                  Artisan Distributors LLC                Officer
   Chief Executive Officer

Lawrence A Totsky                  Artisan Distributors LLC                Officer
   Chief Financial Officer

Carlene M. Ziegler                 Heidrick & Struggles                    Independent Director
   Portfolio Manager                  International, Inc.

BARCLAYS GLOBAL FUND ADVISORS

     Barclays Global Fund Advisors ("BGFA") is a sub-adviser for the Registrant's Large Cap Disciplined Equity Fund. The principal business address of BGFA is 45 Fremont Street, San Francisco, California 94105. BGFA is a registered investment adviser under the Advisers Act.

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                 POSITION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
Blake Grossman                     Barclays Global Investors, N.A.         Director, Chairman
   Director and Managing
   Director

Andrew Skirton                     Barclays Global Investors, N.A.         Director
   Director

Andrea Zulberti                    Barclays Global Investors, N.A.         Chief Administrative Officer
   Director and Chief
   Administrative Officer

Frank Ryan                         Barclays Global Investors, N.A.         Chief Financial Officer
   Chief Financial Officer

BLACKROCK ADVISORS, INC.

     BlackRock Advisors, Inc. ("BlackRock") is a sub-adviser for the Registrant's Core Fixed Income, Small Cap Value, Tax-Managed Small Cap and Small/Mid Cap Equity Funds. The principal address of BlackRock is 40 East 52nd Street, New York, New York 10022. BlackRock is an investment adviser registered under the Advisers Act.

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                 POSITION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
Laurence Fink                      BlackRock, Inc.                         Chairman, CEO
                                   BlackRock Asia Limited                  Chairman, CEO
                                   BlackRock Financial                     Chairman, CEO
                                      Management, Inc.
                                   BlackRock International, Ltd.           Chairman, CEO
                                   BlackRock Investments, Inc.             Chairman, CEO
                                   BlackRock (Japan), Inc.                 Chairman, CEO
                                   BlackRock Overseas                      Chairman, CEO
                                      Investment Corp.
                                   Risk Monitors, Inc.                     Chairman, CEO
                                   Advanced Investment                     Chairman, CEO
                                      Management, Inc.
                                   BlackRock Advisors, Inc.                CEO
                                   BlackRock Capital                       CEO
                                      Management, Inc.
                                   BlackRock Funding, Inc.                 CEO
                                   BlackRock Institutional                 CEO
                                      Management Corp.
                                   BlackRock Japan Holdings, Inc.          CEO

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                 POSITION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
                                   Nomura BlackRock Asset                  Chairman
                                      Management Co., Ltd.
                                   Anthracite Capital, Inc.                Chairman
                                   BlackRock Funds                         President, Trustee
                                   BlackRock's Offshore Funds              Director
                                   New York Stock Exchange                 Director

Ralph Schlosstein                  BlackRock, Inc.                         President, Director
                                   BlackRock Asia Limited                  President, Director
                                   BlackRock Financial                     President, Director
                                      Management, Inc.
                                   BlackRock International, Ltd.           President, Director
                                   BlackRock (Japan), Inc.                 President, Director
                                   BlackRock Overseas Investment           President, Director
                                      Corp.
                                   Risk Monitors, Inc.                     President, Director
                                   Advanced Investment                     President, Director
                                      Management, Inc.
                                   BlackRock Advisors, Inc.                President, Director
                                   BlackRock Capital Management,           President, Director
                                      Inc.
                                   BlackRock Funding, Inc.                 President, Director
                                   BlackRock Institutional                 President, Director
                                      Management Corp.
                                   BlackRock Japan Holdings, Inc.          President, Director
                                   BlackRock Closed-End Mutual             President, Director, Chairman
                                      Funds
                                   BlackRock Provident                     President, Chairman
                                      Institutional Funds
                                   BlackRock Investments, Inc.             Director
                                   Anthracite Capital, Inc.                Director
Robert Kapito                      BlackRock, Inc.                         Vice Chairman
                                   BlackRock Advisors, Inc.                Vice Chairman, Director
                                   BlackRock Capital Management,           Vice Chairman, Director
                                      Inc.
                                   BlackRock Funding, Inc.                 Vice Chairman, Director
                                   BlackRock Institutional                 Vice Chairman, Director
                                      Management Corp.
                                   BlackRock Japan Holdings, Inc.          Vice Chairman, Director
                                   BlackRock Asia Limited                  Vice Chairman, Director
                                   BlackRock Financial                     Vice Chairman, Director
                                      Management, Inc.
                                   BlackRock International, Ltd.           Vice Chairman, Director
                                   BlackRock (Japan), Inc.                 Vice Chairman, Director

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                 POSITION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
                                   BlackRock Overseas                      Vice Chairman, Director
                                      Investment Corp.
                                   Risk Monitors, Inc.                     Vice Chairman, Director
                                   Advanced Investment                     Vice Chairman, Director
                                      Management, Inc.
                                   BlackRock Closed-End Mutual             President, Director
                                      Funds
                                   Smith Barney Adjustable Rate            President, Director
                                      Government Income Fund
                                   I-Cruise.com, Corp.                     Director

Robert Connolly                    BlackRock, Inc.                         General Counsel, Secretary,
                                                                             Managing Director
                                   BlackRock Financial                     General Counsel, Secretary,
                                      Management, Inc.                       Managing Director
                                   BlackRock International, Ltd.           General Counsel, Secretary,
                                                                             Managing Director
                                   BlackRock (Japan), Inc.                 General Counsel, Secretary,
                                                                             Managing Director
                                   BlackRock Overseas                      General Counsel, Secretary,
                                      Investment Corp.                       Managing Director
                                   Risk Monitors, Inc.                     General Counsel, Secretary,
                                                                             Managing Director
                                   Advanced Investment                     General Counsel, Secretary,
                                      Management, Inc.                       Managing Director
                                   BlackRock Advisors, Inc.                General Counsel, Secretary,
                                                                             Managing Director
                                   BlackRock Capital                       General Counsel, Secretary,
                                      Management, Inc.                       Managing Director
                                   BlackRock Funding, Inc.                 General Counsel, Secretary,
                                                                             Managing Director
                                   BlackRock Institutional                 General Counsel, Secretary,
                                      Management Corp.                       Managing Director
                                   BlackRock Japan Holdings, Inc.          General Counsel, Secretary,
                                                                             Managing Director
                                   BlackRock Investments, Inc.             General Counsel, Secretary

Paul Audet                         BlackRock, Inc.                         Chief Financial Officer
                                   BlackRock Financial                     Chief Financial Officer
                                      Management, Inc.
                                   BlackRock International, Ltd.           Chief Financial Officer
                                   BlackRock (Japan), Inc.                 Chief Financial Officer

                                   BlackRock Overseas                      Chief Financial Officer
                                      Investment Corp.
                                   Risk Monitors, Inc.                     Chief Financial Officer

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                 POSITION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
                                   Advanced Investment                     Chief Financial Officer
                                      Management, Inc.
                                   BlackRock Advisors, Inc.                Director
                                   BlackRock Capital Management,           Director
                                      Inc.
                                   BlackRock Funding, Inc.                 Director
                                   BlackRock Institutional                 Director
                                      Management Corp.
                                   BlackRock Japan Holdings, Inc.          Director
                                   BlackRock Provident                     Treasurer
                                      Institutional Funds
                                   BlackRock Funds                         Treasurer

Laurence Carolan                   BlackRock Advisors, Inc.                Managing Director, Director
                                   BlackRock Capital Management,           Managing Director, Director
                                      Inc.
                                   BlackRock Funding, Inc.                 Managing Director, Director
                                   BlackRock Institutional                 Managing Director, Director
                                      Management Corp.
                                   BlackRock Japan Holdings, Inc.          Managing Director, Director
                                   BlackRock, Inc.                         Managing Director
                                   BlackRock Financial                     Managing Director
                                      Management, Inc.
                                   BlackRock (Japan), Inc.                 Managing Director
                                   BlackRock Overseas Investment           Managing Director
                                      Corp.
                                   Risk Monitors, Inc.                     Managing Director

Kevin Klingert                     BlackRock Advisors, Inc.                Managing Director, Director
                                   BlackRock Capital Management,           Managing Director, Director
                                      Inc.
                                   BlackRock Funding, Inc.                 Managing Director, Director
                                   BlackRock Institutional                 Managing Director, Director
                                      Management Corp.
                                   BlackRock Japan Holdings, Inc.          Managing Director, Director
                                   BlackRock, Inc.                         Managing Director
                                   BlackRock Financial                     Managing Director
                                      Management, Inc.
                                   BlackRock (Japan), Inc.                 Managing Director
                                   BlackRock Overseas Investment           Managing Director
                                      Corp.
                                   Risk Monitors, Inc.                     Managing Director

John Moran                         BlackRock Advisors, Inc.                Managing Director, Director
                                   BlackRock Capital Management,           Managing Director, Director
                                      Inc.

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                 POSITION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
                                   BlackRock Funding, Inc.                 Managing Director, Director
                                   BlackRock Institutional                 Managing Director, Director
                                      Management Corp.
                                   BlackRock Japan Holdings, Inc.          Managing Director, Director
                                   BlackRock, Inc.                         Managing Director
                                   BlackRock Financial                     Managing Director
                                      Management, Inc.
                                   BlackRock (Japan), Inc.                 Managing Director
                                   BlackRock Overseas Investment           Managing Director
                                      Corp.
                                   Risk Monitors, Inc.                     Managing Director
                                   BlackRock Investments, Inc.             President

Thomas Nevin                       BlackRock Advisors, Inc.                Managing Director, Director
                                   BlackRock Capital Management,           Managing Director, Director
                                      Inc.
                                   BlackRock Funding, Inc.                 Managing Director, Director
                                   BlackRock Institutional                 Managing Director, Director
                                      Management Corp.
                                   BlackRock Japan Holdings, Inc.          Managing Director, Director
                                   BlackRock, Inc.                         Managing Director
                                   BlackRock Financial                     Managing Director
                                      Management, Inc.
                                   BlackRock (Japan), Inc.                 Managing Director
                                   BlackRock Overseas Investment           Managing Director
                                      Corp.
                                   Risk Monitors, Inc.                     Managing Director


DAVID J. GREENE AND COMPANY, LLC

     David J. Greene and Company, LLC ("David J. Greene") is a sub-adviser for the Registrant's Small Cap Value and Tax-Managed Small Cap Funds. The principal business address of David J. Greene is 599 Lexington Avenue, 12th Floor New York, New York 10022. David J. Greene is an investment adviser registered under the Advisers Act.

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                 POSITION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
Michael C. Greene                                    --                                      --
   Chief Executive Officer

Alan I. Greene                                       --                                      --
   Chairman of Investment
   Committee

Marcia R. Dachs, CPA                                 --                                      --
   Chief Financial Officer

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                 POSITION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
E. Stephen Walsh                                     --                                      --
   Chief Administrative Officer

David R. Pedowitz                                    --                                      --
   Director of Research

Erwin A. Zeuschner                                   --                                      --
   Director of Portfolio
   Management

Ralph Ruiz                                           --                                      --
   Director of Trading

Robert J. Ravitz, CFA                                --                                      --
   Senior Vice President

Benjamin H. Nahum                                    --                                      --
   Executive Vice President

Jordan F. Posner                                     --                                      --
   Vice President

James R. Greene                                      --                                      --
   Senior Vice President

Stanley G. Lee, CFA                                  --                                      --
   Vice President

Pong Chan                                            --                                      --
   Director, MIS

Clarissa Moore                                       --                                      --
   Director of Marketing/ Client
   Service

Jack Estes                                           --                                      --
   Vice President



DELAWARE MANAGEMENT COMPANY

     Delaware Management Company ("DMC"), a series of Delaware Management Business Trust, is a sub-adviser for the Registrant's Small Cap Growth, Small/Mid Cap Equity and Tax-Managed Small Cap Funds. The principal business address of DMC is One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103. DMC is a registered investment adviser under the Advisers Act.


      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
Jude T. Driscoll                   Delaware Management                     CEO, Trustee
   President, CEO                     Company
                                   DIAL Holding Company, Inc.              CEO, Trustee
                                   Delaware General                        CEO, Trustee
                                      Management, Inc.

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
                                   Delaware Management                     CEO, Trustee
                                      Company, Inc.
                                   Delaware Investments Fund               Chairman, Trustee
                                      Family
                                   Delaware Management                     President, CEO, Director/Trustee
                                      Holdings, Inc.
                                   DMH Corp                                President, CEO, Director/Trustee
                                   Delaware Investments U.S., Inc.         President, CEO, Director/Trustee
                                   Delaware Distributors, Inc.             President, CEO, Director/Trustee
                                   Lincoln National Investment             President, CEO, Director/Trustee
                                      Companies, Inc.
                                   Delaware Investment Advisers            President, CEO
                                   Delaware Capital Management             President, CEO
                                   Delaware Distributors, L.P.             President, CEO
                                   Delaware Lincoln Cash                   President
                                      Management
                                   Delaware Service Company, Inc.          Director
                                   Retirement Financial, Inc.              Director
                                   LNC Administrative Services             Director
                                      Corporation
                                   HYPPCO Finance Company Ltd.             Director

David K. Downes                    Delaware Management                     President
   Executive Vice President,          Company
   COO, CFO
                                   Delaware Services                       Chairman, President, CEO,
                                      Company, Inc.                          Director/Trustee
                                   Retirement Financial                    Chairman, President, CEO,
                                      Service, Inc.                          Director/Trustee
                                   LNC Administrative Services             Chairman, President, CEO,
                                      Corporation                            Director/Trustee
                                   Delaware Management Trust               Chairman, CEO, Director/
                                      Company                                Trustee
                                   Delaware Investments Funds              President, CEO, CFO
                                      Family
                                   Delaware International Holdings         President, COO, CFO,
                                      Ltd.                                   Director/Trustee
                                   Delaware General                        President, COO, Director/
                                      Management, Inc.                       Trustee
                                   Delaware Management                     President, Director
                                      Company, Inc.
                                   Delaware Management                     Executive Vice President, COO,
                                      Holdings, Inc.                         CFO, Director/Trustee
                                   DMH Corp.                               Executive Vice President, COO,
                                                                             CFO, Director/Trustee

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
                                   Delaware Distributors, Inc.             Executive Vice President, COO,
                                                                             CFO, Director/Trustee
                                   DIAL Holding Company, Inc.              Executive Vice President, COO,
                                                                             CFO, Director/Trustee
                                   Delaware Investments U.S., Inc.         Executive Vice President, COO,
                                                                             CFO, Director/Trustee
                                   Lincoln National Investment             Executive Vice President, COO,
                                      Companies, Inc.                        CFO, Director/Trustee
                                   Delaware Investment Advisers            Executive Vice President, COO,
                                                                             CFO
                                   Delaware Capital Management             Executive Vice President, COO,
                                                                             CFO
                                   Delaware Lincoln Cash                   Executive Vice President, COO,
                                      Management                             CFO
                                   Delaware Distributors, L.P.             Executive Vice President, COO,
                                                                             CFO
                                   Delaware International Advisers         Director
                                      Ltd.
                                   Lincoln National Income                 President, Director
                                      Fund, Inc.
                                   Lincoln National Convertible            President, Director
                                      Securities Fund, Inc.

Patrick P. Coyne                   Delaware Management                     Managing Director, CEO
   Senior Vice President,             Company
   Deputy Chief Investment
   Officer--Fixed Income,
   Managing Director
                                   Delaware Investments Funds              Managing Director, CEO
                                      Family
                                   Delaware Investment Advisers            Managing Director, Deputy CIO
                                   Delaware Capital Management             Managing Director, Deputy CIO
                                   Delaware Management                     Managing Director--Fixed
                                      Holdings, Inc.                         Income
                                   Lincoln National Investment             Managing Director--Fixed
                                      Companies, Inc.                        Income

Gerald S. Frey                     Delaware Management                     Managing Director/
   Managing Director/                 Company                                CIO--Growth Investing
   CIO--Growth Investing
                                   Delaware Investment Advisers            Managing Director/
                                                                             CIO--Growth Investing
                                   Delaware Capital Management             Managing Director/
                                                                             CIO--Growth Investing

                                   Delaware Management                     Managing Director/
                                      Holdings, Inc.                         CIO--Growth Investing

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
                                   Lincoln National Investment             Managing Director/
                                      Companies, Inc.                        CIO--Growth Investing
                                   Delaware Investments Funds              Managing Director/
                                      Family                                 CIO--Growth Investing

Lisa O. Brinkley                   Delaware Management                     Senior Vice President,
   Senior Vice President,             Company                                Compliance Director
   Compliance Director
                                   Delaware Investment Advisers            Senior Vice President,
                                                                             Compliance Director
                                   Delaware Capital Management             Senior Vice President,
                                                                             Compliance Director
                                   Delaware Lincoln Cash                   Senior Vice President,
                                      Management                             Compliance Director
                                   Delaware Management                     Senior Vice President,
                                      Holdings, Inc.                         Compliance Director
                                   DMH Corp.                               Senior Vice President,
                                                                             Compliance Director
                                   Delaware Management                     Senior Vice President,
                                      Company, Inc.                          Compliance Director
                                   Delaware Service Company, Inc.          Senior Vice President,
                                                                             Compliance Director
                                   Retirement Financial                    Senior Vice President,
                                      Services, Inc.                         Compliance Director
                                   Delaware Distributors, L.P.             Senior Vice President,
                                                                             Compliance Director
                                   Delaware Distributors, Inc.             Senior Vice President,
                                                                             Compliance Director
                                   Delaware General                        Senior Vice President,
                                      Management, Inc.                       Compliance Director
                                   DIAL Holding Company, Inc.              Senior Vice President,
                                                                             Compliance Director
                                   Lincoln National Investment             Senior Vice President,
                                      Companies, Inc.                        Compliance Director
                                   LNC Administrative Services             Senior Vice President,
                                      Corporation                            Compliance Director
                                   Delaware Investments Funds              Senior Vice President,
                                      Family                                 Compliance Director
                                   Delaware Management Trust               Senior Vice President,
                                      Company                                Compliance Director,
                                                                             Assistant Secretary

Joseph H. Hastings                 Delaware Management                     Senior Vice President,
   Senior Vice President,             Company                                Treasurer, Controller
   Treasurer, Controller

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
                                   Delaware Lincoln Cash                   Senior Vice President, Treasurer,
                                      Management                             Controller
                                   Delaware Capital Management             Senior Vice President, Treasurer,
                                                                             Controller
                                   Delaware Management                     Senior Vice President, Treasurer,
                                      Holdings, Inc.                         Controller
                                   DMH Corp.                               Senior Vice President, Treasurer,
                                                                             Controller
                                   Delaware Management                     Senior Vice President, Treasurer,
                                      Company, Inc.                          Controller
                                   Delaware Service Company, Inc.          Senior Vice President, Treasurer,
                                                                             Controller
                                   Delaware Distributors, L.P.             Senior Vice President, Treasurer,
                                                                             Controller
                                   Delaware Distributors, Inc.             Senior Vice President, Treasurer,
                                                                             Controller
                                   Delaware General                        Senior Vice President, Treasurer,
                                      Management, Inc.                       Controller
                                   Delaware Investments U.S., Inc.         Senior Vice President, Treasurer,
                                                                             Controller
                                   DIAL Holding Company, Inc.              Senior Vice President, Treasurer,
                                                                             Controller
                                   Lincoln National Investment             Senior Vice President, Treasurer,
                                      Companies, Inc.                        Controller
                                   LNC Administrative Services             Senior Vice President, Treasurer,
                                      Corporation                            Controller

Joanne O. Hutcheson                Delaware Management Company             Senior Vice President, Human
   Senior Vice President,                                                    Resources
   Human Resources
                                   Delaware Investment Advisers            Senior Vice President, Human
                                                                             Resources
                                   Delaware Capital Management             Senior Vice President, Human
                                                                             Resources
                                   Delaware Lincoln Cash                   Senior Vice President, Human
                                      Management                             Resources
                                   Delaware Management                     Senior Vice President, Human
                                      Holdings, Inc.                         Resources
                                   DMH Corp.                               Senior Vice President, Human
                                                                             Resources
                                   Delaware Management                     Senior Vice President, Human
                                      Company, Inc.                          Resources
                                   Delaware Service Company, Inc.          Senior Vice President, Human
                                                                             Resources
                                   Retirement Financial                    Senior Vice President, Human
                                      Services, Inc.                         Resources

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
                                   Delaware Management Trust               Senior Vice President, Human
                                      Company                                Resources
                                   Delaware Distributors, L.P.             Senior Vice President, Human
                                                                             Resources
                                   Delaware Distributors, Inc.             Senior Vice President, Human
                                                                             Resources
                                   Delaware General                        Senior Vice President, Human
                                      Management, Inc.                       Resources
                                   Delaware Investments U.S., Inc.         Senior Vice President, Human
                                                                             Resources
                                   DIAL Holding Company, Inc.              Senior Vice President, Human
                                                                             Resources
                                   Lincoln National Investment             Senior Vice President, Human
                                      Companies, Inc.                        Resources
                                   LNC Administrative Services             Senior Vice President, Human
                                      Corporation                            Resources
                                   Delaware Investments Funds              Senior Vice President, Human
                                      Family                                 Resources

Richelle S. Maestro                Delaware Management                     Senior Vice President, General
   Senior Vice President,             Company                                Counsel, Secretary
   General Counsel, Secretary
                                   Delaware Investment Advisers            Senior Vice President, General
                                                                             Counsel, Secretary
                                   Delaware Lincoln Cash                   Senior Vice President, General
                                      Management                             Counsel, Secretary
                                   Delaware Management                     Senior Vice President, General
                                      Holdings, Inc.                         Counsel, Secretary
                                   DMH Corp., Inc.                         Senior Vice President, General
                                                                             Counsel, Secretary
                                   Delaware Management Trust               Senior Vice President, General
                                      Company                                Counsel, Secretary
                                   Delaware Management Business            Senior Vice President, General
                                      Trust                                  Counsel, Secretary
                                   Lincoln National Investment             Senior Vice President, Deputy
                                      Companies, Inc.                        General Counsel, Secretary
                                   DIAL Holding Company                    Senior Vice President, Deputy
                                                                             General Counsel, Secretary
                                   Delaware Investments U.S., Inc.         Senior Vice President, Deputy
                                                                             General Counsel, Secretary
                                   Delaware General                        Senior Vice President, Deputy
                                      Management, Inc.                       General Counsel, Secretary
                                   Delaware Management                     Senior Vice President, Deputy
                                      Company, Inc.                          General Counsel, Secretary
                                   Delaware Service Company, Inc.          Senior Vice President, Deputy
                                                                             General Counsel, Secretary

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
                                   Retirement Financial                    Senior Vice President, Deputy
                                      Services, Inc.                         General Counsel, Secretary
                                   LNC Administrative Services             Senior Vice President, Deputy
                                      Corporation                            General Counsel, Secretary
                                   Delaware Investments Funds              Senior Vice President, Deputy
                                      Family                                 General Counsel, Secretary
                                   Delaware International                  Senior Vice President, Deputy
                                      Holdings Ltd.                          General Counsel,
                                                                             Assistant Secretary
                                   Delaware Distributors, Inc.             Senior Vice President, General
                                                                             Counsel, Secretary, Director
                                   Delaware Capital Management             Senior Vice President, General
                                                                             Counsel, Secretary, Director
                                   Delaware Distributors, L.P.             Senior Vice President, General
                                      Tri-R Associates                       Counsel, Secretary, General
                                                                             Partner

David F. Connor                    Delaware Management                     Vice President, Deputy General
   Vice President,                    Company                                Counsel, Assistant Secretary
   Deputy General Counsel,
   Assistant Secretary
                                   Delaware Investment Advisers            Vice President, Deputy General
                                                                             Counsel, Assistant Secretary
                                   Delaware Lincoln Cash                   Vice President, Deputy General
                                      Management                             Counsel, Assistant Secretary
                                   Delaware Capital Management             Vice President, Deputy General
                                                                             Counsel, Assistant Secretary
                                   Delaware Management                     Vice President, Deputy General
                                      Holdings, Inc.                         Counsel, Assistant Secretary
                                   DMH Corp.                               Vice President, Deputy General
                                                                             Counsel, Assistant Secretary
                                   DIAL Holding Company, Inc.              Vice President, Deputy General
                                                                             Counsel, Assistant Secretary
                                   Delaware Investments U.S., Inc.         Vice President, Deputy General
                                                                             Counsel, Assistant Secretary
                                   Delaware Management                     Vice President, Deputy General
                                      Company, Inc.                          Counsel, Assistant Secretary
                                   Delaware Service Company, Inc.          Vice President, Deputy General
                                                                             Counsel, Assistant Secretary
                                   Retirement Financial Services, Inc.     Vice President, Deputy General
                                                                             Counsel, Assistant Secretary
                                   Delaware Management Trust               Vice President, Deputy General
                                      Company                                Counsel, Assistant Secretary
                                   Delaware Distributors, L.P.             Vice President, Deputy General
                                                                             Counsel, Assistant Secretary

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
                                   Delaware Distributors, Inc.             Vice President, Deputy General
                                                                             Counsel, Assistant Secretary
                                   Delaware General                        Vice President, Deputy General
                                      Management, Inc.                       Counsel, Assistant Secretary
                                   Lincoln National Investment             Vice President, Deputy General
                                      Companies, Inc.                        Counsel, Assistant Secretary
                                   LNC Administrative Services             Vice President, Deputy General
                                      Corporation                            Counsel, Assistant Secretary
                                   Delaware Investments Fund               Vice President, Deputy General
                                      Family                                 Counsel, Assistant Secretary
                                   Lincoln National Income                 Secretary
                                      Fund, Inc.
                                   Lincoln National Convertible            Secretary
                                      Securities Fund, Inc.

David P. O'Connor                  Delaware Management                     Vice President, Associate General
   Vice President, Associate          Company                                Counsel, Assistant Secretary
   General Counsel,
   Assistant Secretary
                                   Delaware Investment Advisers            Vice President, Associate General
                                                                             Counsel, Assistant Secretary
                                   Delaware Capital Management             Vice President, Associate General
                                                                             Counsel, Assistant Secretary
                                   Delaware Management                     Vice President, Associate General
                                      Holdings, Inc.                         Counsel, Assistant Secretary
                                   DMH Corp.                               Vice President, Associate General
                                                                             Counsel, Assistant Secretary
                                   Delaware Management                     Vice President, Associate General
                                      Company, Inc.                          Counsel, Assistant Secretary
                                   Delaware Service Company Inc.           Vice President, Associate General
                                                                             Counsel, Assistant Secretary
                                   Delaware Distributors, L.P.             Vice President, Associate General
                                                                             Counsel, Assistant Secretary
                                   Delaware Distributors, Inc.             Vice President, Associate General
                                                                             Counsel, Assistant Secretary
                                   Delaware General                        Vice President, Associate General
                                      Management, Inc.                       Counsel, Assistant Secretary
                                   Delaware Investments U.S., Inc.         Vice President, Associate General
                                                                             Counsel, Assistant Secretary
                                   DIAL Holding Company, Inc.              Vice President, Associate General
                                                                             Counsel, Assistant Secretary
                                   Lincoln National Investment             Vice President, Associate General
                                      Companies, Inc.                        Counsel, Assistant Secretary
                                   LNC Administrative Services             Vice President, Associate General
                                      Corporation                            Counsel, Assistant Secretary

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
                                   Delaware Investments Funds              Vice President, Associate General
                                      Family                                 Counsel, Assistant Secretary

Kevin S. Lee                       Delaware Management                     Vice President, Assistant
   Vice President,                    Company                                Controller
   Assistant Controller
                                   Delaware Investment Advisers            Vice President, Assistant
                                                                             Controller
                                   Delaware Lincoln Cash                   Vice President, Assistant
                                      Management                             Controller
                                   Delaware Capital                        Vice President, Assistant
                                      Management, Inc.                       Controller
                                   Delaware Management                     Vice President, Assistant
                                      Holdings, Inc.                         Controller
                                   DMH Corp.                               Vice President, Assistant
                                                                             Controller
                                   DIAL Holding Company, Inc.              Vice President, Assistant
                                                                             Controller
                                   Delaware Investments U.S., Inc.         Vice President, Assistant
                                                                             Controller
                                   Delaware Management                     Vice President, Assistant
                                      Company, Inc.                          Controller
                                   Delaware Service Company, Inc.          Vice President, Assistant
                                                                             Controller
                                   Retirement Financial                    Vice President, Assistant
                                      Services, Inc.                         Controller
                                   Delaware Management Trust               Vice President, Assistant
                                      Company                                Controller
                                   Delaware Distributor, L.P.              Vice President, Assistant
                                                                             Controller
                                   Delaware Distributors, Inc.             Vice President, Assistant
                                                                             Controller
                                   Delaware General                        Vice President, Assistant
                                      Management, Inc.                       Controller
                                   Lincoln National Investment             Vice President, Assistant
                                      Companies, Inc.                        Controller
                                   LNC Administrative Services             Vice President, Assistant
                                      Corporation                            Controller

Brian L. Murray. Jr.               Delaware Management                     Vice President, Associate
   Vice President, Associate          Company                                General Counsel, Assistant
   General Counsel,                                                          Secretary
   Assistant Secretary
                                   Delaware Investment Advisers            Vice President, Associate General
                                                                             Counsel, Assistant Secretary

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
                                   Delaware Capital Management             Vice President, Associate General
                                                                             Counsel, Assistant Secretary
                                   Delaware Service Company, Inc.          Vice President, Associate General
                                                                             Counsel, Assistant Secretary
                                   Delaware Distributors, Inc.             Vice President, Associate General
                                                                             Counsel, Assistant Secretary
                                   Retirement Financial                    Vice President, Associate General
                                      Services, Inc.                         Counsel, Assistant Secretary
                                   Delaware Distributors, L.P.             Vice President, Associate General
                                                                             Counsel, Assistant Secretary
                                   Delaware Investments Funds              Vice President, Associate General
                                      Family                                 Counsel, Assistant Secretary

Richard Salus                      Delaware Management                     Vice President, Assistant
   Vice President,                    Company                                Controller
   Assistant Controller
                                   Delaware Investment Advisers            Vice President, Assistant
                                                                             Controller
                                   Delaware Lincoln Cash                   Vice President, Assistant
                                      Management                             Controller
                                   Delaware Capital Management             Vice President, Assistant
                                                                             Controller
                                   Delaware Management                     Vice President, Assistant
                                      Holdings, Inc.                         Controller
                                   DMH Corp.                               Vice President, Assistant
                                                                             Controller
                                   Delaware Management                     Vice President, Assistant
                                      Company, Inc.                          Controller
                                   Delaware Service Company, Inc.          Vice President, Assistant
                                                                             Controller
                                   Retirement Financial                    Vice President, Assistant
                                      Service, Inc.                          Controller
                                   Delaware Management Trust               Vice President, Assistant
                                      Company                                Controller
                                   Delaware Distributors, L.P.             Vice President, Assistant
                                                                             Controller
                                   Delaware Distributors, Inc.             Vice President, Assistant
                                                                             Controller
                                   Delaware International                  Vice President, Assistant
                                      Holdings Ltd.                          Controller
                                   Delaware General                        Vice President, Assistant
                                      Management, Inc.                       Controller
                                   Delaware Investments U.S., Inc.         Vice President, Assistant
                                                                             Controller
                                   DIAL Holding Company, Inc.              Vice President, Assistant
                                                                             Controller

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
                                   Lincoln National Investment             Vice President, Assistant
                                      Companies, Inc.                        Controller
                                   LNC Administrative Services             Vice President, Assistant
                                      Corporation                            Controller

Richard D. Seidel                  Delaware Management                     Vice President, Assistant
   Vice President,                    Company                                Controller, Manager--Payroll
   Assistant Controller,
   Manager--Payroll
                                   Delaware Investment Advisers            Vice President, Assistant
                                                                             Controller, Manager--Payroll
                                   Delaware Lincoln Cash                   Vice President, Assistant
                                      Management                             Controller, Manager--Payroll
                                   Delaware Investments U.S., Inc.         Vice President, Assistant
                                                                             Controller, Manager--Payroll
                                   Delaware General                        Vice President, Assistant
                                      Management, Inc.                       Controller, Manager--Payroll
                                   Delaware Distributors, Inc.             Vice President, Assistant
                                                                             Controller, Manager--Payroll
                                   Delaware Management Business            Vice President, Assistant
                                      Trust                                  Controller, Manager--Payroll
                                   Retirement Financial                    Vice President, Assistant
                                      Services, Inc.                         Controller, Manager--Payroll
                                   Lincoln Investment                      Vice President, Assistant
                                      Companies, Inc.                        Controller, Manager--Payroll
                                   LNC Administrative Services             Vice President, Assistant
                                      Corporation                            Controller, Manager--Payroll
                                   Delaware Capital Management             Vice President, Assistant
                                                                             Treasurer
                                   Delaware Management                     Vice President, Assistant
                                      Holdings, Inc.                         Treasurer
                                   DMH Corp.                               Vice President, Assistant
                                                                             Treasurer
                                   DIAL Holding Company, Inc.              Vice President, Assistant
                                                                             Treasurer
                                   Delaware Service Company, Inc.          Vice President, Assistant
                                                                             Treasurer
                                   Delaware Distributors, L.P.             Vice President, Assistant
                                                                             Treasurer

See Yeng Quek                                        --                                      --
   Senior Vice President,
   Deputy CIO--Fixed Income

Joel A. Ettinger                                     --                                      --
   Vice President, Taxation

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
James E. Blake                                       --                                      --
   Compliance Officer

Cindy Lindenberg                                     --                                      --
   Compliance Officer

Lisa B. Patton                                       --                                      --
   Compliance Officer

FRANKLIN PORTFOLIO ASSOCIATES, LLC

     Franklin Portfolio Associates, LLC ("Franklin") is a sub-adviser for the Registrant's Large Cap Value and Tax-Managed Large Cap Funds. The principal business address of Franklin is Two International Place, 22nd Floor, Boston, Massachusetts 02110. Franklin is a registered investment adviser under the Advisers Act.

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
John S. Cone,                      Mellon Financial Corporation            Officer
   President & CEO, Director

Oliver E. Buckley,                 Mellon Financial Corporation            Officer
   Sr. Vice President

Michael F. Dunn,                   Mellon Financial Corporation            Officer
   Sr. Vice President

Paul F. Healey,                    Mellon Financial Corporation            Officer
   Sr. Vice President, Director

Mary M. McDermott-Holland,
   Sr. Vice President

John V. Doggett,                   Mellon Financial Corporation            Officer
   Vice President

Gregg E. Pendergast,
   Vice President

Stephen L. Sexeny,                 Mellon Financial Corporation            Officer
   Vice President

Ajay Zutshi,                       Mellon Financial Corporation            Officer
   Vice President

Ian D. Arvin,                                       --                                       --
   Vice President

Jennifer A. Vinson,                                 --                                       --
   Vice President

Kristin D. Crawford,                                --                                       --
   Vice President


      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
Timothy E. Burke,                                   --                                       --
   Trading Officer

Khaled A. Moheydeen,                                --                                       --
   Technology Officer

Milton B. Sachse,                                   --                                       --
   Technology Officer

Michael J. Savitz,                     Mellon Financial Corporation        Vice President
   Chief Legal Officer

John J. Nagorniak,                                  --                                       --
   Chairman

Stephen Canter,                        Mellon Financial Corporation        Sr. Vice President
   Director

Guy A. Hudson,                         Mellon Financial Corporation        Sr. Vice President
   Director

Ronald P. O'Hanley,                    Mellon Financial Corporation        Vice Chairman
   Director

GOLDMAN SACHS ASSET MANAGEMENT

     Goldman Sachs Asset Management ("GSAM"), a business unit of the Investment Management Division of Goldman, Sachs & Co., is a sub-adviser for the Registrant's Large Cap Growth and Tax-Managed Large Cap Funds. The principal business address of GSAM is 32 Old Slip, New York, New York 10005. Goldman, Sachs & Co. is an investment adviser registered under the Advisers Act.

      NAME AND POSITION
  WITH THE INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
Henry M. Paulson, Jr.              The Goldman Sachs Group, Inc.           Chairman, Chief Executive
   Managing Director                                                         Officer and Director

Robert J. Hurst                    The Goldman Sachs Group, Inc.           Vice Chairman and Director
   Managing Director

John A. Thain                      The Goldman Sachs Group, Inc.           President, Co-Chief Operating
   Managing Director                                                         Officer and Director

John L. Thornton                   The Goldman Sachs Group, Inc.           President, Co-Chief Operating
   Managing Director                                                         Officer and Director

Philip D. Murphy                                     --                                      --
   Managing Director and
   Co-Head Investment
   Management Division

David W. Blood                     Goldman Sachs Asset                     Director
   Managing Director and              Management International
   Co-Head (Asset
   Management Group)

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
Peter S. Kraus                                       --                                      --
   Managing Director and
   Co-Head Investment
   Management Division

ENHANCED INVESTMENT TECHNOLOGIES, LLC

     Enhanced Investment Technologies, LLC ("INTECH") is a sub-adviser for the Registrant's Large Cap Disciplined Equity Fund. The principal business address of INTECH is 2401 P.G.A. Boulevard, Suite 100, Palm Beach Gardens, Florida 33410. INTECH is a registered investment adviser under the Advisers Act.

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                 POSITION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
Robert E. Fernholz                 Enhanced Investment                     Director, Executive Vice President
                                      Technologies, LLC                      and Chief Investment Officer
                                      (fka Enhanced Investment
                                      Technologies, Inc.)

Robert A. Garvy                    Enhanced Investment                     Director, President and Chief
                                      Technologies, LLC                      Executive Officer
                                      (fka Enhanced Investment
                                      Technologies, Inc.)

David E. Hurley                    Enhanced Investment                     Chief Operating Officer and
                                      Technologies, LLC                      Senior Vice President; formerly
                                      (fka Enhanced Investment               Chief Compliance Officer
                                      Technologies, Inc.)


LEE MUNDER INVESTMENTS, LTD.

     Lee Munder Investments, Ltd. ("LMIL") is an investment sub-adviser for the Small Cap Growth, Small/Mid Cap Equity and Small Cap Value Funds. The principal address of LMIL is 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116. LMIL is an investment adviser registered under the Advisers Act.


      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                 POSITION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
Lee Munder,                        Capital Automotive REIT                 Director
   Chairman

Kenneth Swan                                         --                                      --
   President

Robert A. Smith                    Castanea Partners, Inc                  Co-Founder and Managing
   Partner                                                                   Director

                                   The Neiman Marcus Group                 Vice Chairman of the Board of
                                                                             Directors

Jonathan Stone                                       --                                      --
   Portfolio Manager

Nicholas Battelle                                    --                                      --
   Portfolio Manager

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                 POSITION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
Terry Gardner                                        --                                      --
   CFO

LSV ASSET MANAGEMENT

     LSV Asset Management ("LSV") is an investment sub-adviser for the Tax-Managed Large Cap, Large Cap Value, Small Cap Value, Small/Mid Cap Equity and Tax-Managed Small Cap Funds. The principal address of LSV is 1 N Wacker Drive, Chicago, Illinois 60606. LSV is an investment adviser registered under the Advisers Act.


      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                 POSITION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
Josef Lakonishok                   University of Illinois                  Professor of Finance
   CEO, Portfolio Manager

Andrei Shleifer                    Harvard University                      Professor of Economics
   Partner

Robert Vishny                      University of Chicago                   Professor of Finance
   Partner, Portfolio Manager

Menno Vermeulen                                      --                                      --
   Partner, Portfolio Manager

Tremaine Atkinson                                    --                                      --
   Partner, COO

Christopher LaCroix                                  --                                      --
   Partner, Managing Director
   of Business Development
   SEI Funds, Inc.
   General Partner

MARTINGALE ASSET MANAGEMENT, L.P.

     Martingale Asset Management, L.P. ("Martingale") is a sub-adviser for the Registrant's Small Cap Value, Small/Mid Cap Equity and Mid-Cap Funds. The principal address of Martingale is 222 Berkeley Street, Boston,
Massachusettes 02116. Martingale is an investment adviser registered under the Advisers Act.


      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                 POSITION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
Martingale Asset Management                          --                                      --
   Corporation
   General Partner

Patricia J. O'Connor                                 --                                      --
   Treasurer, Administrator
   Shareholder of MAM

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                 POSITION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
William Edward Jacques                               --                                      --
   Executive Vice President,
   Portfolio Manager,
   Shareholder of MAM

Alan J. Stassman                                     --                                      --
   Chairman
   Shareholder of MAM

Arnold Seton Wood                                    --                                      --
   President, Portfolio Manager
   Shareholder of MAM

Douglas Evan Stark,                                  --                                      --
   CFA Investment Research,
   Portfolio Manager

Paul Burik                         Commerz International Capital           CIO, Deputy Managing Director
   Director                           Management, GmbH

Peter M. Lampe                     Commerz International                   VP Controller Compliance
                                      Management, GmbH                       Officer


MAZAMA CAPITAL MANAGMENT, INC.

     Mazama Capital Managment, Inc. ("Mazama") is a sub-adviser for the Registrant's Small Cap Growth, Small/Mid Cap Equity and Tax-Managed Small Cap Funds. The principal business address of Mazama is One Southwest Columbia Street, Suite 1500, Portland, Oregon 97258. Mazama is an investment adviser registered under the Advisers Act.

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                 POSITION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
Helen McDonald Degener             The Mathes Company                      VP and Portfolio Manager
   Director, CIO

Ronald Adair Sauer                                   --                                      --
   President, Chairman,
   Senior Portfolio Manager

Jill Ronne Collins                                   --                                      --
   Senior VP Marketing &
   Client Service

Brian Paul Alfrey                                    --                                      --
   Director, Executive VP, COO

Stephen Charles Brink                                --                                      --
   Senior VP, Director Research

MCKINLEY CAPITAL MANAGEMENT INC.

     McKinley Capital Management Inc. ("McKinley Capital") is a sub-adviser for the Registrant's Large Cap Growth, Tax-Managed Small Cap Fund, and Small Cap Growth Funds. The principal business address of McKinley Capital is 3301 C Street, Suite 500, Anchorage, Alaska 99503. McKinley Capital is a registered investment adviser under the Advisers Act.

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                 POSITION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
Robert B. Gillam                   FAS Alaska, Inc.                        Officer & Director
   President, Chief Investment
   Officer
                                   McKinley Offshore                       Director
                                      Management, LTD
                                   McKinley Market Neutral                 Director
                                      Offshore Limited
                                   McKinley Partners LLC                   Manager

Diane M. Wilke                     FAS Alaska, Inc.                        Officer & Director
   Exec. Vice President, Chief
   Operating Officer
                                   McKinley Offshore                       Director
                                      Management, LTD
                                   McKinley Market Neutral                 Director
                                      Offshore Limited

B. Thomas Willison                                   --                                      --
   Director

Tamara L. Leitis                                     --                                      --
   Asst. Vice President,
   HR Manager

Gregory O'Keefe                                      --                                      --
   Controller

METROPOLITAN WEST ASSET MANAGEMENT LLC

     Metropolitan West Asset Management LLC ("MWAM") is a sub-adviser for the Registrant's Core Fixed Income Fund. The principal business address of MWAM 11766 Wilshire Boulevard, Suite 1580, Los Angeles, California 90025. MWAM is a registered investment adviser under the Advisers Act.

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                 POSITION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
Scott Dubchansky                                     --                                      --
   Chief Executive Officer,
   Partner

Tad Rivelle                                          --                                      --
   Chief Investment Officer,
   Partner

Laird Landmann                                       --                                      --
   Portfolio Manager, Partner


      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                 POSITION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
David Lippman                                        --                                      --
   Portfolio Manager, Partner

Steve Kane                                           --                                      --
   Portfolio Manager, Partner

Chris Scibelli                                       --                                      --
   Director of Marketing,
   Partner

Patrick Moore                                        --                                      --
   Director of Client Services

Joseph Hattesohl                                     --                                      --
   Chief Financial Officer

Lara Mulpagano                                       --                                      --
   Chief Operating Officer

Cal Rivelle                                          --                                      --
   Chief Technology Officer

Jay Menvielle                                        --                                      --
   Controller

MWFIN                                                --                                      --
   Minority Partner

MONTAG & CALDWELL, INC.

     Montag & Caldwell, Inc. ("Montag") is a sub-adviser for the Registrant's Large Cap Growth and Tax-Managed Large Cap Funds. The principal business address of Montag is 3455 Peachtree Street, NE, Suite 1200, Atlanta, Georgia 30326-3248. Montag is a registered investment adviser under the Advisers Act.

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                 POSITION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
Sandra M. Barker                                     --                                      --
   Vice President

Janet B. Bunch                                       --                                      --
   Vice President

Debra Bunde Reams                                    --                                      --
   Vice President

Ronald E. Canakaris                                  --                                      --
   President, CEO, CIO,
   Director

Elizabeth C. Chester                                 --                                      --
   Sr. Vice President,
   Corporate Secretary

Tom Cross Brown                                      --                                      --
   Director

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                 POSITION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
Jane R. Davenport                                    --                                      --
   Vice President

James L. Deming                                      --                                      --
   Vice President

Helen M. Donahue                                     --                                      --
   Vice President

Marcia C. Dubs                                       --                                      --
   Asst. Vice President

Katherine E. Ryan                                    --                                      --
   Assistant Vice President

Andrew N. Fleming                                    --                                      --
   Director

Brion D. Friedman                                    --                                      --
   Vice President

Charles Jefferson Hagood                             --                                      --
   Vice President

Richard W. Haining                                   --                                      --
   Vice President

Mark C. Hayes                                        --                                      --
   Vice President

Lana M. Jordan                                       --                                      --
   Sr. Vice President

Andrew W. Jung                     Strong Capital Management               Senior Analyst 12/1999 to 5/2001
   Vice President

Rebecca M. Keister                                   --                                      --
   Vice President

William E. Long III                                  --                                      --
   Vice President

Charles E. Markwalter                                --                                      --
   Vice President

Grover C. Maxwell                                    --                                      --
   Vice President

Michael A. Nadal                                     --                                      --
   Vice President

George W. Northrop                 Zurich Scudder Investments              Sr. Vice President December
   Vice President                                                            6/1994 to 5/2002

Solon P. Patterson                                   --                                      --
   Chairman

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                 POSITION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
Carla T. Philips                                     --                                      --
   Asst. Vice President

Brian W. Stahl                                       --                                      --
   Vice President, Treasurer

M. Scott Thompson                                    --                                      --
   Vice President

Debbie J. Thomas                                     --                                      --
   Asst. Vice President

David L. Watson                                      --                                      --
   Vice President

William A. Vogel                                     --                                      --
   Executive Vice President

John S. Whitney III                                  --                                      --
   Vice President


NICHOLAS-APPLEGATE CAPITAL MANAGEMENT

     Nicholas-Applegate Capital Management ("Nicholas-Applegate"), is a sub-adviser for the Registrant's High Yield Bond Fund. The principal address of Nicholas-Applegate is 600 West Broadway, Suite 2900, San Diego, California 92101. Nicholas-Applegate is an investment adviser registered under the Advisers Act.

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                 POSITION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
Arthur Edward Nicholas             Nicholas-Applegate Holdings,            Chief Executive Officer
   Chairman & Chief                   LLC
   Executive Officer;
   Executive Committee
                                   Nicholas-Applegate Securities,          Chairman
                                      LLC
                                   Nicholas-Applegate Securities           President & Director
                                      International LDC

Edward Blake Moore, Jr.            Nicholas-Applegate Holdings,            Secretary and General Counsel
   General Counsel;                   LLC
   Executive Committee
                                   Nicholas-Applegate Securities,          General Counsel and Secretary
                                      LLC
                                   Nicholas-Applegate Institutional        President
                                      Funds

Marna P. Whittington, Ph.D         Allianz Dresner Asset                   Chief Operating Officer
   President; Executive               Management
   Committee
                                   Nicholas-Applegate Holdings,            President
                                      LLC

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                 POSITION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
                                   Nicholas-Applegate Securities,          President & Chairman of the
                                      LLC                                    Trust

Eric Spencer Sagerman              Nicholas-Applegate Southeast            Director
   Head of Global Marketing;          Asia Fund
   Executive Committee
                                   Nicholas-Applegate India Fund,          Director
                                      Ltd PCC

William Charles Maher, CPA         Nicholas-Applegate Holdings,            Chief Financial Officer /
   Chief Financial Officer            LLC                                    Treasurer
                                   Nicholas-Applegate Institutional        Treasurer
                                      Funds
                                   Nicholas-Applegate Securities,          Chief Financial Officer
                                      LLC

Horatio Valieras                   None
   Chief Investment Officer

Peter James Johnson                                  --                                      --
   Sr. Vice President, Director of
   Institutional Sales

Charles H. Field, Jr.              Nicholas-Applegate Securities,          Deputy General Counsel
   Deputy General Counsel &           LLC
   Chief of Compliance
                                   Nicholas-Applegate Institutional        Secretary
                                      Funds
                                   Nicholas-Applegate Holdings,            Deputy General Counsel
                                      LLC
                                   Nicholas-Applegate Securities           Vice President and Secretary
                                      International, LDC
                                   Nicholas-Applegate Southeast            Director
                                      Asia Fund
                                   Nicholas-Applegate India Fund,          Director
                                      LTD PCC
                                   Nicholas-Applegate U.S.                                   --
                                      Convertible Arbitrage
                                   Master Fund, Ltd.                       Director
                                   Torrey Pines Master Fund, Ltd.          Director

Nicholas-Applegate                 Allianz Dresner Asset                   Limited Partner
   Holdings LLC                       Management
   Managing Member

Allianz Dresner                    Allianz of America, Inc.                Sole Shareholder
   Asset Management of
   America, LLC
   Limited Partner

NOMURA CORPORATE RESEARCH AND ASSET MANAGEMENT, INC.

     Nomura Corporate Research and Asset Management, Inc. ("Nomura") is a sub-adviser for the Registrant's High Yield Bond Fund. The principal business address of Nomura is 2 World Financial Center, Building B, 17th Floor, New York, New York 10281-1198. Nomura is an investment adviser registered under the Advisers Act.

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                 POSITION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
Robert Levine                                        --                                      --
   Managing Director,
   President, CEO and
   Board Member

Lance Bernard Fraser                                 --                                      --
   Managing Director and
   Chief Operating Officer

Joseph Redmond Schmuckler          Nomura Securities                       President and Chief Operating
   Co-Chairman of the Board           International, Inc.                    Officer

David Mair Findlay                 Nomura Holding America, Inc.            Chief Legal Officer, Board
   Executive Managing                                                        Member and Executive
   Director, Board Member                                                    Managing Director
   and Chief Legal Officer
                                   Nomura Securities International,        Chief Legal Officer, Board
                                      Inc                                    Member and Executive
                                                                             Managing Director

Hideyuki Takahashi                 Nomura Securities                       Chief Executive Officer--June
   Co-Chairman of the Board           International, Inc.                    2001 to present

David Crall                                          --                                      --
   Director

Stephen Kotsen                                       --                                      --
   Vice President

PARAMETRIC PORTFOLIO ASSOCIATES

     Parametric Portfolio Associates ("Parametric") is a sub-adviser for the Registrant's Tax-Managed Large Cap Fund. The principal business address of Parametric is 1151 Fairview Avenue North, Seattle, Washington 98109-4418. Parametric is a registered investment adviser under the Advisers Act.

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                 POSITION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
Brian Langstraat                                     --                                      --
   Treasurer and Chief
   Executive Officer

David Stein                                          --                                      --
   Director and Chief
   Investment Officer

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                 POSITION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
Aaron Singleton                                      --                                      --
   Chief Financial Officer

Andrew Abramsky                                      --                                      --
   Chief Operating Officer,
   Chief Compliance Officer

William Cornelius                                    --                                      --
   Chairman

Ross Chapin                        PhotoWorks, Inc                         Director
   President and Secretary
                                   EnvestnetPMC                            Director
                                   Flow Solutions, Inc                     Director
                                   Skeletech, Inc.                         Director
                                   Undiscovered Managers, LLC              Director
                                   The Tahoma Fund, LLC                    Member
                                   Orca Bay Partners, LLC                  Member

Furman Moseley                     Eaton Corporation                       Director
   Director
                                   Owens Corning, Inc                      Director

Stanley McCammon                   Orca Bay Partners, LLC                  Member
   Director
                                   The Tahoma Fund, LLC                    Member
                                   Orca Bay Capital Corporation            President
                                   Orca Bay Sports & Entertainment         Director and CEO
                                   Kistler Aerospace Corporation           Director

Timothy Carver                     Undiscovered Managers, LLC              Director
   Director
                                   Orca Bay Partners, LLC                  Member
                                   The Tahoma Fund, LLC                    Member

PEREGRINE CAPITAL MANAGEMENT, INC.

     Peregrine Capital Management, Inc. ("Peregrine") is a sub-adviser for the Registrant's Large Cap Growth and Tax-Managed Large Cap Funds. The principal business address of Peregrine is LaSalle Plaza, 800 LaSalle Avenue, Minneapolis, Minnesota 55402. Peregrine is a registered investment adviser under the Advisers Act.

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                 POSITION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
James Robert Campbell              Abbott Northwestern Hospital            Board of Trustees, Finance
   Director                                                                  Committee, Development
                                                                             Committee
                                   Allianz Life Insurance                  Board of Directors
                                   Allina Health System                    Board of Directors, Governance
                                                                             Committee, Audit Comm.

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                 POSITION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
                                   Center for Ethical Business             Director
                                      Cultures
                                   Cretex                                  Board of Directors
                                   Eleven Who Care                         Board of Governors
                                   Emma B. Howe Memorial                   Trustee
                                      Foundation
                                   Greater Twin Cities United Way          Executive Committee, Board of
                                                                             Directors, Audit Committee
                                   Marvin Windows Inc.                     Board of Directors
                                   Midtown Community Works                 Board of Directors
                                   Minneapolis Club                        Governing Committee, Vice
                                                                             Chairman
                                   Minneapolis Institute of Arts           Trustee, Nominating Committee,
                                                                             Corporate Council Comm.
                                   Minnesota Business Partnership          Director, Executive Committee
                                   Minnesota Meeting                       Chairman, 2001, Board of
                                                                             Directors
                                   Phillips Partnership                    Director
                                   University of MN Carlson School         Chairman Board of Overseers
                                   University of Minn. Foundation          Board of Trustees, Campaign
                                                                             MN Steering Comm., Chair/
                                                                             Committee on Trusteeship
                                   Dautec Associates, LLC                  Partner
                                   Desert Springs Associates, LLC          Partner
                                   Lake Susan Partnership, LLC             Partner
                                   MGAH, LLC                               Partner
                                   Whitewater Investments, LLC             Partner

Robert Bruce Mersky                The Walker Art Center                   Director
   Chairman of the Board,
   CEO, President

Ronald George Hoffman                                --                                      --
   COO, CCO, CFO, Senior
   Vice President

William Daniel Giese                                 --                                      --
   Senior Vice President,
   Portfolio Manager

Paul Edward von Kuster, III                          --                                      --
   Senior Vice President

Patricia Deeney Burns                                --                                      --
   Senior Vice President
   Portfolio Manager


      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                 POSITION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
Paul Robert Wurm                                     --                                      --
   Senior Vice President
   Manager, Equity Trading

John Sorenson Dale                                   --                                      --
   Senior Vice President
   Portfolio Manager

Jeannine McCormick                                   --                                      --
   Senior Vice President
   Senior Equity Analyst

Barbara Kloepfer McFadden                            --                                      --
   Senior Vice President,
   Manager Equity Trading

Gary Edward Nussbaum                                 --                                      --
   Senior Vice President
   Portfolio Manager

Tasso Harry Coin                                     --                                      --
   Senior Vice President
   Portfolio Manager

Julie McDonell Gerend                                --                                      --
   Senior Vice President,
   Director of Client Service &
   Marketing

Daniel John Hagen                                    --                                      --
   Senior Vice President,
   Portfolio Manager

Jay Hendrickson Strohmaier                           --                                      --
   Senior Vice President,
   Client Service & Marketing

James Patrick Ross                                   --                                      --
   Vice President, Senior
   Portfolio Advisor

Douglas Gordon Pugh                                  --                                      --
   Senior Vice President
   Portfolio Manager

Janelle Mae Walter                                   --                                      --
   Vice President, Business
   Systems Consultant

Colin Michael Sharp                                  --                                      --
   Vice President, Director of
   Technology and Operations

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                 POSITION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
John Maschoff                                        --                                      --
   Sr. VP, Client
   Service & Marketing

William Grierson                                     --                                      --
   VP, Senior Equity Analyst

PRUDENTIAL INVESTMENT MANAGEMENT, INC.

     Prudential Investment Management, Inc. ("Prudential") is a sub-adviser for the Registrant's Large Cap Disciplined Equity Fund. The principal business address of Prudential is Gateway Center 2, McCarter Highway & Market Street, Newark, New Jersey 07102. Prudential is a registered investment adviser under the Advisers Act.

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
Matthew J. Chanin                  Asian Infrastructure Mezzanine          Director
   Director and Senior                Capital Fund
   Vice President
                                   PIC Holdings Limited                    Director
                                   PCG Finance Company I, LLC              President
                                   PIM Warehouse, Inc.                     Director
                                   PIM Warehouse, Inc.                     Vice President
                                   Pruco Life Insurance Company            Asst. Vice President
                                      of New Jersey
                                   Pruco Life Insurance Company            Asst. Vice President
                                   PRICOA Capital Group Limited            Director
                                   PRICOA General Partner Limited          Director
                                   PRICOA Capital Management               Director
                                      Limited
                                   Prudential Global Funding, Inc.         Director
                                   Prudential Private Placement            Director
                                      Investors, Inc.
                                   Prudential Property and Casualty        Asst. Financial Vice President
                                      Insurance Co.
                                   Prudential Equity Investors, Inc.       Director
                                   Prudential Equity Investors, Inc.       President
                                   The Prudential Insurance                Second VP
                                      Company of America
                                   TRGOAG Company, Inc.                    Chief Executive Officer
                                   TRGOAG Company, Inc.                    Director
                                   TRGOAG Company, Inc.                    President
                                   Prudential Capital Group, L.P.          Senior Managing Director

Dennis M. Kass                     Jennison Associates LLC                 Chairman
   Director and Vice President

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
                                   Jennison Associates LLC                 CEO
                                   Prudential Trust Company                Director
                                   JP Morgan Fleming Asset                 Former Vice Chairman and CFO
                                      Management

Philip N. Russo                    Jennison Associates LLC                 Director
   Director
                                   PIM Foreign Investments, Inc.           Vice President Finance
                                   PIM Warehouse, Inc.                     Treasurer
                                   PRICOA General Partner Limited          Director
                                   American Skandia Investment             Executive Vice President
                                      Services, Inc.
                                   American Skandia Investment             Chief Financial Officer
                                      Services, Inc.
                                   American Skandia Investment             Director
                                      Services,
                                   American Skandia Fund                   Chief Financial Officer
                                      Services, Inc.
                                   American Skandia Fund                   Director
                                      Services, Inc.
                                   American Skandia Advisory               Executive Vice President
                                      Services, Inc.
                                   American Skandia Advisory               Chief Financial Officer
                                      Services, Inc.
                                   American Skandia Advisory               Director
                                      Services, Inc.
                                   PIM Investments, Inc.                   Vice President
                                   PIM Investments, Inc.                   Director
                                   PIFM Holdco, Inc.                       Executive Vice President
                                   PIFM Holdco, Inc.                       Chief Financial Officer
                                   PIFM Holdco, Inc.                       Treasurer
                                   Prudential Investments LLC              Executive Vice President
                                   Prudential Investments LLC              Chief Financial Officer
                                   Prudential Investments LLC              Treasurer
                                   Prudential Mutual Fund                  Chief Financial Officer
                                      Services LLC
                                   Prudential Mutual Fund                  Chief Financial Officer
                                      Services LLC

John R. Strangfeld                 Jennison Associates LLC                 Director
   Chairman and Director
                                   Prudential Capital & Investment         President
                                      Services, LLC
                                   Prudential Capital & Investment         Director
                                      Services, LLC

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
                                   Prudential Securities Group Inc.        Chairman & CEO
                                   Prudential Securities Group Inc.        Director
                                   Prudential Equity Group, Inc.           Director
                                   Prudential Equity Group, Inc.           Chairman & CEO
                                   Prudential Financial, Inc.              Vice Chairman
                                   Prudential Asset Management             Director
                                      Holding Company
                                   Prudential Asset Management             President
                                      Holding Company
                                   PIM Global Financial                    Chairman
                                      Strategies, Inc.
                                   PIM Global Financial                    Director
                                      Strategies, Inc.

James J. Sullivan                  Prumerica Asia Fund                     Director
   Director, Vice President and       Management (Singapore) Ltd
   Managing Director
                                   Prudential Trust Company                Chief Executive Officer
                                   Prudential Trust Company                President
                                   Prudential Trust Company                Director
                                   Prudential Trust Company                Chairman
                                   Prumerica Asia Fund                     Director
                                      Management Limited
                                   The Prudential Insurance                Signatory Second VP
                                      Company of America
                                   The Prudential Asset Management         Director
                                      Company, Inc.
                                   The Prudential Asset Management         President
                                      Company, Inc.
                                   PIM Global Financial                    Director
                                      Strategies, Inc.
                                   PIM Global Financial                    Co-President
                                      Strategies, Inc.

Bernard Winograd                   745 Property Investments                Chief Executive Officer
   Director, President and CEO
                                   745 Property Investments                Trustee
                                   Circle Housing Corporation              Director
                                   Jennison Associates LLC                 Director
                                   PIC Holdings Limited                    Director
                                   PIC Holdings Limited                    Chairman
                                   PIM Foreign Investments, Inc.           President
                                   PIM Warehouse, Inc.                     Director
                                   PIM Warehouse, Inc.                     Chairman
                                   Prudential Investment                   Executive Vice President
                                      Management Services LLC

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
                                   Prudential Asset Management             Director
                                      Holding Company
                                   Prudential Asset Management             Vice President
                                      Holding Company
                                   The Prudential Insurance                Signatory Second VP
                                      Company of America
                                   PIM Investments, Inc.                   President
                                   PIM Investments, Inc.                   Director

RS INVESTMENT MANAGEMENT, L.P.

     RS Investment Management, L.P. ("RSIM") is a sub-adviser for the Registrant's Small Cap Growth Fund. The principal address of RSIM is 388 Market Street, Suite 1700, San Francisco, California 94111. RSIM is an investment adviser registered under the Advisers Act.

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                 POSITION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
G. Randall Hecht                   RS Investment Trust                     President and Principal Executive
   Chief Executive Officer,                                                  Officer
   General Partner
                                   RS Investment Management                Chief Executive Officer and
                                      Co., LLC                               Member
                                   RS Growth Group LLC                     Member
                                   RS Value Group LLC                      Member
                                   RS Real Estate Group LLC                Member
                                   RS Bayview, Inc.                        Limited Partner

James L. Callinan                  RS Investment Management                Member
   Portfolio Manager                  Co. LLC
                                   RS Investment Management, Inc.          Portfolio Manager
                                   RS Growth Group LLC                     Chief Investment Officer,
                                                                             Portfolio Manager and Member

Paul H. Stephens                   RS Value Group LLC                      Portfolio Manager and Member
   Member

Andrew P. Pilara                   RS Investment Management                Member
   Portfolio Manager                  Co. LLC
                                   RS Value Group LLC                      Portfolio Manager
                                   RS Value Group LLC                      Chief Investment Officer and
                                                                             Member

James P. Foster                    RS Investment Management                Member
                                      Co. LLC
                                   RS Real Estate Group                    President and Member

SANFORD C. BERNSTEIN & CO., LLC


     Sanford C. Bernstein & Co., LLC, ("Bernstein") is a sub-adviser for the Registrant's Large Cap Value and Tax-Managed Large Cap Funds. The principal business address of Bernstein is 767 Fifth Avenue, New York, New York 10153. Bernstein is an investment adviser registered under the Advisers Act.


      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                 POSITION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
Lewis Alan Sanders                 Alliance Capital Management             Vice Chairman, CIO
   Director                           Corporation ("ACMC")

Lisa Shalett                       Alliance Capital Management L.P.        Executive Officer
   Chairman/CEO

Gerald M. Lieberman                ACMC                                    Executive V.P.--Finance &
   Chief Financial Officer &                                                 Administration
   Director

John Donato Carifa                 ACMC                                    Director, President & COO
   Director

SECURITY CAPITAL RESEARCH & MANAGEMENT INCORPORATED

     Security Capital Research & Management Incorporated ("Security Capital") is a sub-adviser for the Registrant's Small Cap Value, Small/Mid Cap Equity and Real Estate Funds. The principal business address of Security Capital is 11 South LaSalle St., Chicago, Illinois 60603. Security Capital is an investment adviser registered under the Advisers Act.

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                 POSITION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
Anthony R. Manno Jr.                                 --                                      --
   President, Sole Director,
   and Managing Director

Kenneth D. Statz                                     --                                      --
   Managing Director

Kevin W. Bedell                                      --                                      --
   Senior Vice President

David E. Rosenbaum                                   --                                      --
   Senior Vice President

Jeffrey C. Nellessen                                 --                                      --
   Chief Financial Officer,
   Secretary, Treasurer, and
   Controller

David T. Novick                                      --                                      --
   General Counsel

SEI INVESTMENTS MANAGEMENT CORPORATION

     SEI Investments Management Corporation ("SIMC") is an investment adviser for each of the funds. The principal address of SIMC is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SIMC is an investment adviser registered under the Advisers Act.

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
Alfred P. West, Jr.                SEI Investments Company                 Director, Chairman & CEO
   Chairman, CEO, Director
                                   SEI Investments Distribution Co.        Director, Chairman of the
                                                                             Board of Directors
                                   SEI Ventures, Inc.                      Director, Chairman, President
                                   SEI Funds, Inc.                         CEO, Chairman of the
                                                                             Board of Directors
                                   SEI Global Investments Corp.            Director, CEO, Chairman of the
                                                                             Board
                                   SEI Investments                         Chairman of the Board, CEO
                                      Global (Cayman), Limited
                                   SEI Global Capital                      Director, CEO, Chairman of the
                                      Investments, Inc.                      Board
                                   SEI Investments Management              Manager
                                      Corporation Delaware, L.L.C.
                                   LSV Asset Management                    Management Committee
                                   SEI Investments Fund                    Chairman, CEO
                                      Management
                                   SEI Global Holdings                     Chairman of the Board, CEO
                                      (Cayman) Inc.
                                   SEI Investments De Mexico               Director
                                   SEI Asset Korea                         Director
                                   SEI Venture Capital, Inc.               Director, Chairman of
                                                                             the Board, CEO
                                   SEI Insurance Group, Inc.               Director
                                   SEI Investments Global Funds            Chairman, CEO
                                      Services
                                   SEI Investments Management              Director, Chairman, CEO
                                      Corporation II
                                   SEI Inc. (Canada)                       Director

Edward D. Loughlin                 SEI Investments Company                 Executive Vice President,
   Director, Executive                                                       President--Asset Management
   Vice President                                                            Division
                                   SEI Investments Distribution Co.        Director, Executive
                                                                             Vice President
                                   SEI Trust Company                       Director
                                   SEI Funds, Inc.                         Executive Vice President

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
                                   SEI Advanced Capital                    Director, President
                                      Management, Inc.
                                   SEI Capital Limited (Canada)            Director
                                   SEI Investments Global Funds            Executive Vice President
                                      Services
                                   SEI Investments (France)                Board of Directors
                                   SEI Investments Management              Director, Executive Vice President
                                      Corporation II
                                   SEI Investments Fund                    Executive Vice President
                                      Management
                                   SEI Investments Canada                  Director
                                      Company

Carl A. Guarino                    SEI Investments Company                 Executive Vice President
   Director, Executive
   Vice President
                                   SEI Investments Distribution            Director, Executive Vice President
                                      Company
                                   SEI Global Investments Corp.            Senior Vice President
                                   SEI Global Holdings (Cayman)            Director
                                      Inc.
                                   SEI Investments De Mexico               Director
                                   SEI Investments (Europe) Ltd.           Director
                                   SEI Investments (South Africa)          Director
                                      Limited
                                   SEI Investments (France)                Board of Directors
                                   SEI Venture Capital, Inc.               Executive Vice President
                                   SEI Investments--Unit Trust             Director
                                      Management (UK) Limited
                                   LSV Asset Management                    Management Committee
                                   SEI Investments Management              Director, Executive Vice President
                                      Corporation II
                                   SEI Investments Management              Vice President
                                      Corporation Delaware, L.L.C.
                                   SEI Investments Global, Limited         Director

Robert S. Ludwig                   SEI Funds, Inc.                         Vice President
   Senior Vice President, CIO
                                   SEI Investments Fund                    Vice President, Team Leader
                                      Management
                                   SEI Investments Global Funds            Vice President, Team Leader
                                      Services
                                   SEI Investments Management              Senior Vice President, CIO
                                      Corporation II


      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
Jack May                           SEI Investments Distribution Co.        Senior Vice President
   Senior Vice President
                                   SEI Investments Management              Senior Vice President
                                      Corporation II

James V. Morris                    SEI Investments Management              Senior Vice President
   Senior Vice President              Corporation II

Steve Onofrio                      SEI Investments Management              Senior Vice President
   Senior Vice President            Corporation II

Kevin P. Robins                    SEI Investments Company                 Senior Vice President
   Senior Vice President
                                   SEI Investments Distribution Co.        Senior Vice President
                                   SEI Investments Global                  Director
                                      (Cayman), Limited
                                   SEI Trust Company                       Director
                                   SEI Insurance Group, Inc.               Director, President
                                   SEI Global Holdings                     Director
                                      (Cayman) Inc.
                                   SEI Venture Capital, Inc.               Vice President
                                   SEI Private Trust Company               Director, Senior Vice President
                                   SEI Family Office Services, LLC         Director, Vice President
                                   SEI Giving Fund                         Director, President
                                   SEI Investments Management              Senior Vice President
                                      Corporation II
                                   LSV Asset Management                    Management Committee

Kenneth Zimmer                     SEI Investments Company                 Senior Vice President
   Senior Vice President
                                   SEI Investments Management              Senior Vice President
                                      Corporation II

Timothy D. Barto                   SEI Investments Company                 Vice President, Assistant
   Vice President,                                                           Secretary
   Assistant Secretary
                                   SEI Investments Distribution            Vice President, Assistant
                                      Company                                Secretary
                                   SEI Investments, Inc.                   Vice President, Assistant
                                                                             Secretary
                                   SEI Ventures, Inc.                      Vice President, Assistant
                                                                             Secretary
                                   SEI Investments Developments,           Vice President, Assistant
                                      Inc.                                   Secretary
                                   SEI Insurance Group, Inc.               Vice President, Assistant
                                                                             Secretary

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
                                   SEI Funds, Inc.                         Vice President, Assistant
                                                                             Secretary
                                   SEI Global Investments Corp.            Vice President, Assistant
                                                                             Secretary
                                   SEI Advanced Capital                    Vice President, Assistant
                                      Management, Inc.                       Secretary
                                   SEI Global Capital Investments,         Vice President, Assistant
                                      Inc.                                   Secretary
                                   SEI Primus Holding Corp.                Vice President, Assistant
                                                                             Secretary
                                   SEI Investments Fund                    Vice President, Assistant
                                      Management                             Secretary
                                   SEI Venture Capital, Inc.               Vice President, Assistant
                                                                             Secretary
                                   SEI Investments Global Funds            Vice President, Assistant
                                      Services                               Secretary
                                   SEI Family Office Services, LLC         Vice President, Assistant
                                                                             Secretary
                                   SEI Investments Management              Vice President, Assistant
                                      Corporation II                         Secretary

Jay Brown                          SEI Investments Management              Vice President
   Vice President                     Corporation II

Robert Crudup                      SEI Investments Distribution            Vice President
   Vice President                     Company
                                   SEI Investments Global Funds            Vice President
                                      Services
                                   SEI Investments Fund                    Vice President
                                      Management
                                   SEI Investments Company                 Executive Vice President
                                   SEI Investments Management              Vice President
                                      Corporation II

Richard A. Deak                    SEI Investments Company                 Vice President, Assistant
   Vice President,                                                           Secretary
   Assistant Secretary
                                   SEI Investments Distribution            Vice President, Assistant
                                      Company                                Secretary
                                   SEI Investments, Inc.                   Vice President, Assistant
                                                                             Secretary
                                   SEI Ventures, Inc.                      Vice President, Assistant
                                                                             Secretary
                                   SEI Investments Developments,           Vice President, Assistant
                                      Inc.                                   Secretary
                                   SEI Funds, Inc.                         Vice President, Assistant
                                                                             Secretary

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
                                   SEI Global Investments Corp.            Vice President, Assistant
                                                                             Secretary
                                   SEI Advanced Capital                    Vice President, Assistant
                                      Management, Inc.                       Secretary
                                   SEI Global Capital Investments,         Vice President, Assistant
                                      Inc.                                   Secretary
                                   SEI Primus Holding Corp.                Vice President, Assistant
                                                                             Secretary
                                   SEI Investments Global Funds            Vice President, Assistant
                                      Services                               Secretary
                                   SEI Investments Management              Vice President, Assistant
                                      Corporation II                         Secretary
                                   SEI Investments Fund                    Vice President, Assistant
                                      Management                             Secretary
                                   SEI Venture Capital, Inc.               Vice President, Assistant
                                                                             Secretary
                                   SEI Family Office Services, LLC         Vice President, Assistant
                                                                             Secretary
Melissa Doran Rayer                SEI Investments Management              Vice President
   Vice President                     Corporation II

Michael Farrell                    SEI Investments Management              Vice President
   Vice President                     Corporation II
                                   SEI Investments Distribution Co.        Vice President

Vic Galef                          SEI Investments Distribution            Vice President
   Vice President                     Company
                                   SEI Investments Global Funds            Vice President
                                      Services
                                   SEI Investments Fund                    Vice President
                                      Management
                                   SEI Investments Management              Vice President
                                      Corporation II

Lydia A. Gavalis                   SEI Investments Company                 Vice President, Assistant
   Vice President,                                                           Secretary
   Assistant Secretary
                                   SEI Investments Distribution            Vice President, Assistant
                                      Company                                Secretary
                                   SEI Investments, Inc.                   Vice President, Assistant
                                                                             Secretary
                                   SEI Investments Management              Vice President
                                      Corporation Delaware, L.L.C.
                                   SEI Ventures, Inc.                      Vice President, Assistant
                                                                             Secretary

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                 CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
                                   SEI Investments Developments,           Vice President, Assistant
                                      Inc.                                   Secretary
                                   SEI Funds, Inc.                         Vice President, Assistant
                                                                             Secretary
                                   SEI Insurance Group, Inc.               Vice President, Assistant
                                                                             Secretary
                                   SEI Global Investments Corp.            Vice President, Assistant
                                                                             Secretary
                                   SEI Advanced Capital                    Vice President, Assistant
                                      Management, Inc.                       Secretary
                                   SEI Global Capital Investments,         Vice President, Assistant
                                      Inc.                                   Secretary
                                   SEI Primus Holding Corp.                Vice President, Assistant
                                                                             Secretary
                                   SEI Family Office Services, LLC         Vice President, Assistant
                                                                             Secretary
                                   SEI Investments Global Funds            Vice President, Assistant
                                      Services                               Secretary
                                   SEI Investments Fund                    Vice President, Assistant
                                      Management                             Secretary
                                   SEI Investments Management              Vice President, Assistant
                                      Corporation II                         Secretary
                                   SEI Venture Capital, Inc.               Vice President, Assistant
                                                                             Secretary

Greg Gettinger                     SEI Investments Company                 Vice President
   Vice President
                                   SEI Investments Distribution            Vice President
                                      Company
                                   SEI Trust Company                       Vice President
                                   SEI Investments, Inc.                   Vice President
                                   SEI Ventures, Inc.                      Vice President
                                   SEI Investments Developments,           Vice President
                                      Inc.
                                   SEI Realty Capital Corporation          Vice President, Secretary
                                   SEI Funds, Inc.                         Vice President
                                   SEI Global Investments Corp.            Vice President
                                   SEI Advanced Capital                    Vice President
                                      Management, Inc.
                                   SEI Global Capital Investments,         Vice President
                                      Inc.
                                   SEI Primus Holding Corp.                Vice President
                                   SEI Investments Global Funds            Vice President
                                      Services

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                 CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
                                   SEI Investments Fund                    Vice President
                                      Management
                                   SEI Venture Capital, Inc.               Vice President
                                   SEI Investments Management              Vice President
                                      Corporation II
                                   SEI Investments Management              Vice President
                                      Corporation Delaware, L.L.C.

Kathy Heilig                       SEI Inc. (Canada)                       Vice President, Treasurer
   Vice President, Treasurer
                                   SEI Investments Company                 Vice President, Treasurer, Chief
                                                                             Accounting Officer, Controller
                                   SEI Investments Distribution            Vice President
                                      Company
                                   SEI Ventures, Inc.                      Vice President, Treasurer
                                   SEI Insurance Group, Inc.               Vice President, Treasurer
                                   SEI Realty Capital Corporation          Vice President, Treasurer
                                   SEI Global Investments Corp.            Director, Vice President,
                                                                             Treasurer
                                   SEI Advanced Capital                    Director, Vice President,
                                      Management, Inc.                       Treasurer
                                   SEI Investments Global                  Vice President, Treasurer
                                      (Cayman), Limited
                                   SEI Primus Holding Corp.                Director, Vice President,
                                                                             Treasurer
                                   SEI Global Capital Investments,         Director, Vice President,
                                      Inc.                                   Treasurer
                                   SEI Investments Global Funds            Vice President, Treasurer
                                      Services
                                   SEI Investments Fund                    Vice President, Treasurer
                                      Management
                                   SEI Global Holdings                     Vice President, Treasurer,
                                      (Cayman) Inc.                          Assistant Secretary
                                   SEI Venture Capital, Inc.               Director, Vice President,
                                                                             Treasurer
                                   SEI Funds, Inc.                         Director, Vice President,
                                                                             Treasurer
                                   SEI Family Office Services, LLC         Vice President, Treasurer
                                   SEI Investments Management              Vice President, Treasurer
                                      Corporation II
                                   SEI Investments Management              Manager, Vice President,
                                      Corporation Delaware, L.L.C.           Treasurer
                                   SEI Investments, Inc.                   Director, Vice President,
                                                                             Treasurer

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                 CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
                                   SEI Investments Developments,           Director, Vice President,
                                      Inc.                                   Treasurer

John Krzeminski                    SEI Investments Distribution            Vice President
   Vice President                     Company
                                   SEI Venture Capital, Inc.               Vice President
                                   SEI Investments Global Funds            Vice President
                                      Services
                                   SEI Family Office Services, LLC         Director, Vice President
                                   SEI Investments Fund                    Vice President
                                      Management
                                   SEI Investments Management              Vice President
                                      Corporation II

Christine M. McCullough            SEI Investments Company                 Vice President, Assistant
   Vice President,                                                           Secretary
   Assistant Secretary
                                   SEI Investments Distribution            Vice President, Assistant
                                      Company                                Secretary
                                   SEI Trust Company                       Vice President
                                   SEI Investments, Inc.                   Vice President, Assistant
                                                                             Secretary
                                   SEI Ventures, Inc.                      Vice President, Assistant
                                                                             Secretary
                                   SEI Investments Developments,           Vice President, Assistant
                                      Inc.                                   Secretary
                                   SEI Insurance Group, Inc.               Vice President, Assistant
                                                                             Secretary
                                   SEI Family Office Services, LLC         Vice President, Assistant
                                                                             Secretary
                                   SEI Investments Management              Vice President, Assistant
                                      Corporation II                         Secretary
                                   SEI Investments Management              Vice President
                                      Corporation Delaware, L.L.C.
                                   SEI Funds, Inc.                         Vice President, Assistant
                                                                             Secretary
                                   SEI Global Investments Corp.            Vice President, Assistant
                                                                             Secretary
                                   SEI Advanced Capital                    Vice President, Assistant
                                      Management, Inc.                       Secretary
                                   SEI Global Capital Investments,         Vice President, Assistant
                                      Inc.                                   Secretary
                                   SEI Primus Holding Corp.                Vice President, Assistant
                                                                             Secretary
                                   SEI Investments Global Funds            Vice President, Assistant
                                      Services                               Secretary

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                 CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
                                   SEI Investments Fund                    Vice President, Assistant
                                      Management                             Secretary
                                   SEI Venture Capital, Inc.               Vice President, Assistant
                                                                             Secretary
                                   SEI Private Trust Company               General Counsel

Carolyn McLaurin                   SEI Investments Distribution            Vice President
   Vice President                     Company
                                   SEI Investments Global Funds            Vice President
                                      Services
                                   SEI Investments Fund                    Vice President
                                      Management
                                   SEI Investments Management              Vice President
                                      Corporation II

Roger Messina                      SEI Investments Management              Vice President
   Vice President                     Corporation II

Kathryn L. Stanton                 SEI Investments Distribution Co.        Vice President
   Vice President
                                   SEI Giving Fund                         Vice President, Treasurer
                                   SEI Investments Management              Vice President
                                      Corporation II

Raymond B. Webster                 SEI Investments Management              Vice President
   Vice President                     Corporation II

Susan R. West                      SEI Investments Management              Vice President
   Vice President                     Corporation II

Lori L. White                      SEI Investments Company                 Vice President, Assistant
   Vice President,                                                           Secretary
   Assistant Secretary
                                   SEI Investments Distribution Co.        Vice President, Assistant
                                                                             Secretary
                                   SEI Investments, Inc.                   Vice President, Assistant
                                                                             Secretary
                                   SEI Venture Capital, Inc.               Vice President, Assistant
                                                                             Secretary
                                   SEI Ventures, Inc.                      Vice President, Assistant
                                                                             Secretary
                                   SEI Investments Developments,           Vice President, Assistant
                                      Inc.                                   Secretary
                                   SEI Insurance Group, Inc.               Vice President, Assistant
                                                                             Secretary
                                   SEI Investments Management              Vice President, Assistant
                                      Corporation II                         Secretary

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                 CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
                                   SEI Funds, Inc.                         Vice President, Assistant
                                                                             Secretary
                                   SEI Global Investments Corp.            Vice President, Assistant
                                                                             Secretary
                                   SEI Advanced Capital                    Vice President, Assistant
                                      Management, Inc.                       Secretary
                                   SEI Global Capital Investments,         Vice President, Assistant
                                      Inc.                                   Secretary
                                   SEI Primus Holding Corp.                Vice President, Assistant
                                                                             Secretary
                                   SEI Investments Global Funds            Vice President, Assistant
                                      Services                               Secretary
                                   SEI Investments Fund                    Vice President, Assistant
                                      Management                             Secretary

Mark S. Wilson                     SEI Investments Management              Vice President
   Vice President                     Corporation II

John D. Anderson                   SEI Investments Management              Vice President
   Vice President                     Corporation II

Scott W. Dellorfano                SEI Investments Distribution Co.        Vice President
   Vice President
                                   SEI Investments Management              Vice President
                                      Corporation II

Scott C. Fanatico                  SEI Investments Distribution Co.        Vice President
   Vice President
                                   SEI Investments Management              Vice President
                                      Corporation II

Steven A. Gardner                  SEI Investments Distribution Co.        Vice President
   Vice President
                                   SEI Investments Management              Vice President
                                      Corporation II

Bridget Jensen                     SEI Investments Distribution Co.        Vice President
   Vice President
                                   SEI Investments Global Funds            Vice President
                                      Services
                                   SEI Investments Fund                    Vice President
                                      Management
                                   SEI Investments Management              Vice President
                                      Corporation II

Alan H. Lauder                     SEI Global Investments Corp.            Vice President
   Vice President

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                 CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
                                   SEI Investments (South Africa)          Director
                                      Limited
                                   SEI Investments Management              Vice President
                                      Corporation II

Paul Lonergan                      SEI Investments Distribution Co.        Vice President
   Vice President
                                   SEI Investments Management              Vice President
                                      Corporation II

Ellen Marquis                      SEI Investments Distribution Co.        Vice President
   Vice President
                                   SEI Investments Global                  Vice President
                                      (Cayman), Limited
                                   SEI Investments Management              Vice President
                                      Corporation II

Sherry Kajdan Vetterlein           SEI Investments Company                 Vice President, Assistant
   Vice President,                                                           Secretary
   Assistant Secretary
                                   SEI Investments Distribution Co.        Vice President, Assistant
                                                                             Secretary

                                   SEI Investments, Inc.                   Vice President, Assistant
                                                                             Secretary
                                   SEI Ventures, Inc.                      Vice President, Assistant
                                                                             Secretary
                                   SEI Investments Developments,           Vice President, Assistant
                                      Inc.                                   Secretary
                                   SEI Insurance Group, Inc.               Vice President, Assistant
                                                                             Secretary
                                   SEI Funds, Inc.                         Vice President, Assistant
                                                                             Secretary
                                   SEI Global Investments Corp.            Vice President, Assistant
                                                                             Secretary
                                   SEI Family Office Services, LLC         Vice President, Assistant
                                                                             Secretary
                                   SEI Advanced Capital                    Vice President, Assistant
                                      Management, Inc.                       Secretary
                                   SEI Primus Holding Corp.                Vice President, Assistant
                                                                             Secretary
                                   SEI Giving Fund                         Vice President, Assistant
                                                                             Secretary
                                   SEI Global Capital Investments,         Vice President, Assistant
                                      Inc.                                   Secretary
                                   SEI Investments Global Funds            Vice President, Assistant
                                      Services                               Secretary

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                 CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
                                   SEI Investments Fund                    Vice President, Assistant
                                      Management                             Secretary
                                   SEI Investments Management              Vice President, Assistant
                                      Corporation II                         Secretary
                                   SEI Venture Capital, Inc.               Vice President, Assistant
                                                                             Secretary
                                   SEI Investments Global                  Vice President
                                      (Bermuda) Ltd.

William E. Zitelli, Jr.            SEI Investments Company                 Vice President, Assistant
   Vice President,                                                           Secretary
   Assistant Secretary
                                   SEI Investments Distribution Co.        Vice President, Assistant
                                                                             Secretary
                                   SEI Investments, Inc.                   Vice President, Assistant
                                                                             Secretary
                                   SEI Ventures, Inc.                      Vice President, Assistant
                                                                             Secretary
                                   SEI Investments Developments,           Vice President, Assistant
                                      Inc.                                   Secretary
                                   SEI Insurance Group, Inc.               Vice President, Assistant
                                                                             Secretary

                                   SEI Funds, Inc.                         Vice President, Assistant
                                                                             Secretary
                                   SEI Global Investments Corp.            Vice President, Assistant
                                                                             Secretary
                                   SEI Advanced Capital                    Vice President, Assistant
                                      Management, Inc.                       Secretary
                                   SEI Primus Holding Corp.                Vice President, Assistant
                                                                             Secretary
                                   SEI Global Capital Investments,         Vice President, Assistant
                                      Inc.                                   Secretary
                                   SEI Investments Global Funds            Vice President, Assistant
                                      Services                               Secretary
                                   SEI Investments Fund                    Vice President, Assistant
                                      Management                             Secretary
                                   SEI Venture Capital, Inc.               Vice President, Assistant
                                                                             Secretary
                                   SEI Investments Management              Vice President, Assistant
                                      Corporation II                         Secretary
                                   SEI Investments Global                  Vice President, Assistant
                                      (Bermuda) Ltd.                         Secretary

John C. Munch                      SEI Investments Company                 Vice President
   Vice President,
   Assistant Secretary

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                 CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
                                   SEI Investments Distribution Co.        Vice President, Assistant
                                                                             Secretary
                                   SEI Investments, Inc.                   Vice President, Assistant
                                                                             Secretary
                                   SEI Ventures, Inc.                      Vice President, Assistant
                                                                             Secretary
                                   SEI Investments Developments,           Vice President, Assistant
                                      Inc.                                   Secretary
                                   SEI Insurance Group, Inc.               Vice President, Assistant
                                                                             Secretary
                                   SEI Funds, Inc.                         Vice President, Assistant
                                                                             Secretary
                                   SEI Global Investments Corp.            Vice President, Assistant
                                                                             Secretary
                                   SEI Advanced Capital                    Vice President, Assistant
                                      Management, Inc.                       Secretary
                                   SEI Global Capital Investments,         Vice President, Assistant
                                      Inc.                                   Secretary
                                   SEI Primus Holding Corp.                Vice President, Assistant
                                                                             Secretary
                                   SEI Investments Global Funds            Vice President, Assistant
                                      Services                               Secretary

                                   SEI Investments Fund                    Vice President, Assistant
                                      Management                             Secretary
                                   SEI Venture Capital, Inc.               Vice President, Assistant
                                                                             Secretary
                                   SEI Investments Management              Vice President, Assistant
                                      Corporation II                         Secretary

Wayne M. Withrow                   SEI Investments Company                 Executive Vice President
   Senior Vice President
                                   SEI Investments Distribution Co.        Senior Vice President
                                   SEI Investments Global Funds            Executive Vice President
                                      Services
                                   SEI Investments Fund                    Executive Vice President
                                      Management
                                   SEI Investments Management              Senior Vice President
                                      Corporation II
                                   SEI Trust Company                       Director

Joanne Nelson                      SEI Investments Distribution Co.        Vice President
   Vice President

Rudolf F. Schmidt                  SEI Investments (South Africa)          Director
   Vice President                     Limited


      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                 CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
David Campbell                                       --                                      --
   Senior Vice President

Al Chiaradonna                                       --                                      --
   Senior Vice President

Lori Heinel                                          --                                      --
   Senior Vice President

Brandon Sharrett                                     --                                      --
   Senior Vice President

Teresa Araco Rodgers               SEI Giving Fund                         Secretary
   Vice President

Kevin Barr                                           --                                      --
   Senior Vice President

Corinne Coyle                                        --                                      --
   Vice President

Ross Ellis                                           --                                      --
   Vice President

Philip McCabe                                        --                                      --
   Vice President

Steven Meyer                       SEI Investments Trustee &               Director
   Senior Vice President              Custodial Services (Ireland)
                                      Limited
                                   SEI Investments Global Funds            Senior Vice President
                                      Services
                                   SEI Investments Fund                    Senior Vice President
                                      Management
                                   SEI Investments Global                  Director, Senior Vice President
                                      (Bermuda) Ltd.
                                   Lartington Limited                      Director

Rosanne Miller                     SEI Investments Company                 Vice President, Assistant
   Vice President,                                                           Secretary
   Assistant Secretary
                                   SEI Investments Distribution Co.        Vice President, Assistant
                                                                             Secretary

SHENKMAN CAPITAL MANAGEMENT INC.

     Shenkman Capital Management Inc. ("Shenkman") is a sub-adviser for the Registrant's High Yield Bond Fund. The principal business address of Shenkman is 461 Fifth Avenue, New York, New York 10017. Shenkman is a registered investment adviser under the Advisers Act.

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                 POSITION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
Mark Ronald Shenkman                                 --                                      --
   President, Director

Albert Fuss                        International                           Chairman
   Director                           Asset Management, Ltd.

Victor M. Rosenzweig               Olshan, Grundman, Frome &               Partner
   Director                           Rosenzweig, L.L.P. (law firm)

Frank X. Whitley                                     --                                      --
   Executive Vice President

Mark J. Flanagan                                     --                                      --
   Senior Vice President

Richard H. Weinstein                                 --                                      --
   Senior Vice President &
   General Counsel

Robert Stricker                    Citigroup Asset Management              Managing Director, U.S. Fixed
   Senior Vice President                                                     Income

TRANSAMERICA INVESTMENT MANAGEMENT, LLC

     Transamerica Investment Management, LLC ("TIM") is a sub-adviser for the Registrant's Large Cap Growth and Tax-Managed Large Cap Funds. The principal business address of TIM is 1150 S. Olive St., 27th Floor, Los Angeles, California 90015. TIM is a registered investment adviser under the Advisers Act.

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                 POSITION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
Gary U. Rolle                                        --                                      --
   Manager, President and
   Chief Investment Officer

Jeffrey S. Van Harte                                 --                                      --
   Manager, Senior Vice
   President and Head
   of Equities

Transamerica Investment                              --                                      --
   Services Owner

John R. Kenney                     Great Companies, LLC                    Chairman, Director and Co-Chief
   Manager                                                                   Executive Officer

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                 POSITION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
Brian C. Scott                     AEGON/Transamerica Fund                 Director, President and Chief
   Manager                            Advisers, Inc                          Executive Officer

Patrick S. Baird                   AEGON, USA                              President and CEO
   Manager

John C. Riazzi                                       --                                      --
   Manager and Chief
   Executive Officer

Larry N. Norman                    AEGON, USA                              Executive Vice President and
   Manager                                                                   Chief Operating Officer

WELLINGTON MANAGEMENT COMPANY, LLP

     Wellington Management Company, LLP ("Wellington Management") is a sub-adviser for the Registrant's Small Cap Growth, Small Cap Value, Small/Mid Cap Equity and Real Estate Funds. The principal business address of Wellington Management is 75 State Street, Boston, Massachusetts 02109. Wellington Management is an investment adviser registered under the Advisers Act.

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                 POSITION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
Kenneth Lee Abrams                                   --                                      --
   Partner

Nicholas Charles Adams             Wellington Global Holdings, Ltd.        Sr. Vice President
   Partner

Rand Lawrence Alexander                              --                                      --
   Partner

Deborah Louise Allinson            Wellington Trust Company, NA            Vice President
   Partner

Steven C. Angeli                                     --                                      --
   Partner

James Halsey Averill                                 --                                      --
   Partner

John F. Averill                    Wellington Global Holdings, Ltd.        Sr. Vice President
   Partner
                                   Wellington Hedge Management,            Sr. Vice President
                                      Inc.

Karl E. Bandtel Partner            Wellington Global Administrator,        Sr. Vice President
                                      Ltd.
                                   Wellington Global Holdings, Ltd.        Sr. Vice President
                                   Wellington Hedge Management,            Sr. Vice President
                                      Inc.


      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                 POSITION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
Mark James Beckwith                                  --                                      --
   Partner

James A. Bevilacqua                Wellington Hedge Management,            Sr. Vice President
   Partner                            Inc.
                                   Wellington Global Holdings, Ltd.        Sr. Vice President
                                   Wellington Global Administrator,        Sr. Vice President
                                      Ltd.

Kevin J. Blake                     Wellington Global Administrator,        Director
   Partner                            Ltd.
                                   Wellington Global Holdings, Ltd.        Director
                                   Wellington Luxembourg S.C.A.            Supervisory Board
                                   Wellington Management Global            Director
                                      Holdings, Ltd.

William Nicholas Booth                               --                                      --
   Partner

Michael J. Boudens                 Wellington Global Administrator,        Sr. Vice President
   Partner                            Ltd.
                                   Wellington Hedge Management,            Sr. Vice President
                                      Inc.

Paul Braverman                     Wellington Global Administrator,        Chairman, Director & Treasurer
   Partner                            Ltd.
                                   Wellington Global Holdings, Ltd.        Chairman, Director & Treasurer
                                   Wellington Hedge Management,            Treasurer
                                      Inc.

                                   Wellington International                Director
                                      Management Company Pte Ltd.
                                   Wellington Luxembourg S.C.A.            Supervisory Board
                                   Wellington Management Global            Chairman, Director & Treasurer
                                      Holdings, Ltd.
                                   Wellington Management                   Director & Finance Officer
                                      International Ltd
                                   Wellington Trust Company, NA            Vice President and
                                                                             Treasurer/Cashier

Robert A. Bruno                                      --                                      --
   Partner

Michael T. Carmen                                    --                                      --
   Partner

Maryann Evelyn Carroll                               --                                      --
   Partner

William R.H. Clark                 Wellington International                Managing Director
   Partner                            Management Company Pte Ltd.


      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                 POSITION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
John DaCosta                                         --                                      --
   Partner

Pamela Dippel                      Wellington Trust Company, NA            Director & Vice President
   Partner

Scott M. Elliott                                     --                                      --
   Partner

Robert Lloyd Evans                                   --                                      --
   Partner

David R. Fassnacht                                   --                                      --
   Partner

Lisa de la Fuente Finkel           Wellington Global Administrator,        Sr. Vice President
   Partner                            Ltd.
                                   Wellington Hedge Management,            Sr. Vice President
                                      Inc.

Mark T. Flaherty                   Wellington Trust Company, NA            Vice President
   Partner

Charles Townsend Freeman                             --                                      --
   Partner

Laurie Allen Gabriel               Wellington Global Administrator,        Sr. Vice President
   Managing Partner                   Ltd.
                                   Wellington Hedge Management,            Sr. Vice President & Director
                                      Inc.
                                   Wellington Trust Company, NA            Vice President

Ann C. Gallo                                         --                                      --
   Partner

Nicholas Peter Greville            Wellington Global                       Sr. Vice President
   Partner                            Administrator, Ltd.
                                   Wellington International                Director
                                      Management Company Pte Ltd.
                                   Wellington Management                   Director
                                      International Ltd

Paul J. Hamel                      Wellington Trust Company, NA            Vice President
   Partner

William J. Hannigan                Wellington Global                       Vice President
   Partner                            Administrator, Ltd.
                                   Wellington Hedge Management,            Sr. Vice President
                                      Inc.

Lucius Tuttle Hill, III                              --                                      --
   Partner

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                 POSITION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
James P. Hoffmann                                    --                                      --
   Partner

Jean M. Hynes                      Wellington Global Holdings, Ltd.        Sr. Vice President
   Partner

Paul David Kaplan                                    --                                      --
   Partner

Lorraine A. Keady                  Wellington Global Administrator,        Deputy Chairman & Director
   Partner                            Ltd.
                                   Wellington Global Holdings, Ltd.        Deputy Chairman & Director
                                   Wellington Hedge Management,            Sr. Vice President
                                      Inc.
                                   Wellington Luxembourg S.C.A.            Supervisory Board
                                   Wellington Trust Company, NA            Vice President, Trust Officer
                                   Wellington Management                   Director
                                      International Ltd
                                   Wellington International                Director
                                      Management Company Pte Ltd
                                   Wellington Management Global            Deputy Chairman & Director
                                      Holdings, Ltd.

John Charles Keogh                 Wellington Trust Company, NA            Vice President
   Partner

George Cabot Lodge, Jr.            Wellington Global Administrator,        Sr. Vice President
   Partner                            Ltd.
                                   Wellington Hedge Management,            Sr. Vice President
                                      Inc.
                                   Wellington Trust Company, NA            Vice President

Nancy Therese Lukitsh              Wellington Global Administrator,        Sr. Vice President
   Partner                            Ltd.
                                   Wellington Hedge Management,            Sr. Vice President
                                      Inc.
                                   Wellington Trust Company, NA            Vice President & Director

Mark Thomas Lynch                  Wellington Global Holdings, Ltd.        Sr. Vice President
   Partner

Mark D. Mandel                     Wellington Global Holdings, Ltd.        Sr. Vice President
   Partner

Christine Smith Manfredi           Wellington Global Administrator,        Sr. Vice President
   Partner                            Ltd.
                                   Wellington Global Holdings, Ltd.        Sr. Vice President
                                   Wellington Hedge Management,            Sr. Vice President
                                      Inc.


      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                 POSITION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
                                   Wellington Trust Company, NA            Vice President
Earl Edward McEvoy                                   --                                      --
   Partner

Duncan Mathieu McFarland           Wellington Hedge Management,            Chairman & Director
   Managing Partner                   Inc.
                                   Wellington International                Director
                                      Management Company Pte Ltd.
                                   Wellington Management                   Director
                                      International Ltd
                                   Wellington Trust Company, NA            Vice President & Director

Paul Mulford Mecray III                              --                                      --
   Partner

Matthew Edward Megargel                              --                                      --
   Partner

James Nelson Mordy                                   --                                      --
   Partner

Diane Carol Nordin                 Wellington Global Administrator,        Sr. Vice President
   Partner                            Ltd.
                                   Wellington Hedge Management,            Sr. Vice President
                                      Inc.
                                   Wellington Trust Company, NA            Vice President & Director
                                   Wellington Management                   Director
                                      International Ltd
                                   Wellington International                Director
                                      Management Company Pte Ltd

Stephen T. O'Brien                                   --                                      --
   Partner

Andrew S. Offit                                      --                                      --
   Partner

Edward Paul Owens                  Wellington Global Holdings, Ltd.        Sr. Vice President
   Partner

Saul Joseph Pannell                Wellington Global Holdings, Ltd.        Sr. Vice President
   Partner

Thomas Louis Pappas                                  --                                      --
   Partner

Jonathan Martin Payson             Wellington Trust Company, NA            President, Chairman of the Board,
   Partner                                                                   Director

Philip H. Perelmuter                                 --                                      --
   Partner

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                 POSITION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
Robert Douglas Rands               Wellington Global Holdings, Ltd.        Sr. Vice President
   Partner

James Albert Rullo                                   --                                      --
   Partner

John Robert Ryan                   Wellington Hedge Management,            Director
   Managing Partner                   Inc.

Joseph Harold Schwartz                               --                                      --
   Partner

James H. Shakin                                      --                                      --
   Partner

Theodore Shasta                    Wellington Global Holdings, Ltd.        Sr. Vice President
   Partner

Andrew J. Shilling                                   --                                      --
   Partner

Binkley Calhoun Shorts                               --                                      --
   Partner

Scott E. Simpson                   Wellington Global Holdings, Ltd.        Sr. Vice President
   Partner

Trond Skramstad                                      --                                      --
   Partner

Stephen Albert Soderberg                             --                                      --
   Partner

Eric Stromquist Partner            Wellington Global Holdings, Ltd.        Sr. Vice President

Brendan James Swords               Wellington Global Administrator,        President
   Partner                            Ltd.
                                   Wellington Global Holdings, Ltd.        President
                                   Wellington Hedge Management,            President
                                      Inc.
                                   Wellington Management Global            President
                                      Holdings, Ltd.

Harriett Tee Taggart                                 --                                      --
   Partner

Frank L. Teixeira                                    --                                      --
   Partner

Perry Marques Traquina             Wellington Trust Company, NA            Vice President & Director
   Partner
                                   Wellington Management                   Director and Chairman of the
                                      International Ltd                      Board

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                 POSITION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
                                   Wellington International                Director and Chairman of the
                                      Management Company Pte Ltd             Board

Gene Roger Tremblay                                  --                                      --
   Partner

Nilesh P. Undavia                  Wellington Global Holdings, Ltd.        Sr. Vice President
   Partner

Clare Villari                                        --                                      --
   Partner

Kim Williams                                         --                                      --
   Partner

Itsuki Yamashita                   Wellington International
   Partner                            Management Company Pte Ltd.          Sr. Managing Director


WELLS CAPITAL MANAGEMENT, INC.

     Wells Capital Management, Inc. ("Wells Capital") is a sub-adviser for the Registrant's Core Fixed Income Fund. The principal business address of Wells Capital is 525 Market Street, 10th Floor, San Francisco, California 94105. Wells Capital is a registered investment adviser under the Advisers Act.

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                 POSITION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
Robert W. Bissell                  Wells Fargo Bank, N.A.                  Executive Vice President
   President, Chief Executive
   Officer and Director

Patricia R. Callahan               Wells Fargo Bank, N.A.                  Executive Vice President
   Executive Vice President

J. Mari Casas                      Wells Fargo Bank, N.A.                  Senior Vice President
   Executive Vice President

Kirk D. Hartman                                  --                                          --
   Executive Vice President
   and Chief Investment
   Officer

Amru A. Khan                       Wells Fargo Bank, N.A.                  Senior Vice President
   Executive Vice President

Thomas M. O'Malley                 Wells Fargo Bank, N.A.                  Senior Vice President
   Executive Vice President

James Paulsen                                    --                                          --
   Executive Vice President
   and Chief Investment
   Strategist

William L. Timoney                               --                                          --
   Executive Vice President


      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                 POSITION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
Richard D. Levy                    Wells Fargo Bank, N.A.                  Senior Vice President
   Senior Vice President

Karen L. Norton                                  --                                          --
   Senior Vice President
   and Chief Administrative
   and Operation Officer

David O'Keefe                                    --                                          --
   Senior Vice President
   and Chief Financial Officer

Monica Poon                                      --                                          --
   Senior Vice President and
   Chief Compliance Officer

Sallie C. Squire                                 --                                          --
   Senior Vice President
   and Director of Professional
   and Corporate Development

William C. Stevens                               --                                          --
   Senior Vice President and
   Chief Fixed Income Officer

Lisa M. Bernard                    Wells Fargo & Company                   Manager
   Vice President

Heidi M. Dzieweczynski             Wells Fargo Bank, N.A.                  Vice President
   Vice President

James E. Hanson                    Wells Fargo Bank, N.A.                  Vice President
   Vice President

James A. Horton                    Wells Fargo Bank, N.A.                  Vice President
   Vice President

John M. Lande                      Wells Fargo Bank, N.A.                  Vice President
   Vice President

Karen B. Martin                    Wells Fargo Bank, N.A.                  Vice President
   Vice President

Roger J. Saucerman                 Wells Fargo Bank, N.A.                  Vice President
   Vice President

Thomas J. Schneider                Wells Fargo Bank, N.A.                  Vice President
   Vice President

Robert S. Singley                  Wells Fargo Bank, N.A.                  Vice President and Secretary
   Vice President
   and Secretary

Rachelle M. Graham                 Wells Fargo Bank, N.A.                  Assistant Secretary
   Assistant Secretary

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                 CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------

Susan H. Lane                      Wells Fargo & Company                   Assistant Secretary to various
   Assistant Secretary                                                       Wells Fargo affiliates

David A. Hoyt Director             Wells Fargo Bank, N.A.                  Vice Chairman


WESTERN ASSET MANAGEMENT COMPANY

     Western Asset Management Company ("Western Asset") is a sub-adviser for the Registrant's Core Fixed Income Fund. The principal business address of Western Asset is 117 East Colorado Boulevard, Pasadena, California 91105. Western Asset is an investment adviser registered under the Advisers Act.

      NAME AND POSITION
    WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                 POSITION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ---------------------------------------
Timothy C. Scheve                  Legg Mason, Inc.                        Senior Executive Vice President
   Non Employee Director

Edward A. Taber                    Legg Mason, Inc.                        Senior Executive Vice President
   Non Employee Director

Bruce D. Alberts                                     --                                      --
   Chief Financial Officer

Ilene S. Harker                    Pacific American Income Shares          Vice-President
   Secretary and Director of
   Compliance and Controls
                                   Western Asset Funds                     Vice-President
                                   Western Asset Premier Bond Fund         Vice-President

James W. Hirschmann                Pacific American Income Shares          President
   President and Chief
   Executive Officer
                                   Western Asset Funds                     President
                                   Western Asset Premier                   President
                                      Bond Fund

Gavin L. James                     Western Asset Funds                     Vice-President
   Director of Global
   Client Services

S. Kenneth Leech                   Western Asset Premier Bond Fund         Vice-President
   Chief Investment Officer
                                   Pacific American Income Shares          Vice-President
                                   Western Asset Funds                     Vice-President

Stephen A. Walsh                   Western Asset Funds                     Vice-President
   Deputy Chief Investment
   Officer

ITEM 27. PRINCIPAL UNDERWRITERS:

     (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

     Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

         SEI Daily Income Trust                                              July 15, 1982
         SEI Liquid Asset Trust                                              November 29, 1982
         SEI Tax Exempt Trust                                                December 3, 1982
         SEI Index Funds                                                     July 10, 1985
         SEI Institutional International Trust                               August 30, 1988
         The Advisors' Inner Circle Fund                                     November 14, 1991
         STI Classic Funds                                                   May 29, 1992
         The Arbor Fund                                                      January 28, 1993
         Bishop Street Funds                                                 January 27, 1995
         STI Classic Variable Trust                                          August 18, 1995
         SEI Asset Allocation Trust                                          April 1, 1996
         SEI Institutional Investments Trust                                 June 14, 1996
         HighMark Funds                                                      February 15, 1997
         Armada Funds                                                        March 8, 1997
         The Expedition Funds                                                June 9, 1997
         Oak Associates Funds                                                February 27, 1998
         The Nevis Fund, Inc.                                                June 29, 1998
         CNI Charter Funds                                                   April 1, 1999
         The Armada Advantage Fund                                           May 1, 1999
         Amerindo Funds Inc.                                                 July 13, 1999
         iShares Inc.                                                        January 28, 2000
         iShares Trust                                                       April 25, 2000
         Pitcairn Funds                                                      August 1, 2000
         First Focus Funds                                                   October 1, 2000
         JohnsonFamily Funds, Inc.                                           November 1, 2000
         The MDL Funds                                                       January 24, 2001
         Causeway Capital Management Trust                                   September 20, 2001

     The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

     (b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.


                                            POSITION AND OFFICE                     POSITIONS AND OFFICES
              NAME                            WITH UNDERWRITER                         WITH REGISTRANT
--------------------------------   -------------------------------------   ---------------------------------------
Alfred P. West, Jr.                Director, Chairman of the Board of
                                      Directors                                              --
Mark J. Held                       President & Chief Operating Officer                       --
Robert M. Silvestri                Chief Financial Officer & Treasurer                       --
Carl A. Guarino                    Director, Executive Vice President                        --
Edward D. Loughlin                 Director, Executive Vice President      President, Chief Executive Officer
Jack May                           Senior Vice President                                     --
Kevin P. Robins                    Senior Vice President                                     --
Patrick K. Walsh                   Senior Vice President                                     --

                                            POSITION AND OFFICE                     POSITIONS AND OFFICES
              NAME                            WITH UNDERWRITER                         WITH REGISTRANT
--------------------------------   -------------------------------------   ---------------------------------------
Timothy D. Barto                   Vice President & Assistant Secretary    Vice President & Secretary
Robert Crudup                      Vice President                                            --
Richard A. Deak                    Vice President & Assistant Secretary                      --
Scott W. Dellorfano                Vice President                                            --
Barbara Doyne                      Vice President                                            --
Jeff Drennen                       Vice President                                            --
Michael Farrell                    Vice President                                            --
Scott C. Fanatico                  Vice President                                            --
Vic Galef                          Vice President                                            --
Steven A. Gardner                  Vice President                                            --
Lydia A. Gavalis                   Vice President & Assistant Secretary    Vice President & Assistant Secretary
Greg Gettinger                     Vice President                                            --
Kathy Heilig                       Vice President                                            --
Bridget Jensen                     Vice President                                            --
John Krzeminski                    Vice President                                            --
Karen LaTourette                   Secretary                                                 --
Paul Lonergan                      Vice President                                            --
Ellen Marquis                      Vice President                                            --
Christine M. McCullough            Vice President & Assistant Secretary    Vice President & Assistant Secretary
Carolyn McLaurin                   Vice President                                            --
Roseanne Miller                    Vice President & Assistant Secretary                      --
John C. Munch                      Vice President & Assistant Secretary    Vice President & Assistant Secretary
Joanne Nelson                      Vice President                                            --
Rob Redican                        Vice President                                            --
Maria Rinehart                     Vice President                                            --
Steve Smith                        Vice President                                            --
Kathryn L. Stanton                 Vice President                                            --
Sherry K. Vetterlein               Vice President & Assistant Secretary    Vice President & Assistant Secretary
Lori L. White                      Vice President & Assistant Secretary                      --
Wayne M. Withrow                   Senior Vice President                                     --
William E. Zitelli, Jr.            Vice President & Assistant Secretary    Vice President & Assistant Secretary

ITEM 29. MANAGEMENT SERVICES:

     None

ITEM 30. UNDERTAKINGS:

     None

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 41 to Registration Statement No. 33-9504 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 14th day of November, 2003.


                                         SEI INSTITUTIONAL MANAGED TRUST

                                         BY:     /S/ EDWARD D. LOUGHLIN
                                             -----------------------------------
                                                     Edward D. Loughlin
                                             PRESIDENT & CHIEF EXECUTIVE OFFICER

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the date(s) indicated.


                   *                     Trustee                           November 14, 2003
--------------------------------------
          Rosemarie B. Greco

                   *                     Trustee                           November 14, 2003
--------------------------------------
           William M. Doran

                        *                Trustee                           November 14, 2003
--------------------------------------
           F. Wendell Gooch

                   *                     Trustee                           November 14, 2003
--------------------------------------
        George J. Sullivan, Jr.

                   *                     Trustee                           November 14, 2003
--------------------------------------
            James M. Storey

                   *                     Trustee                           November 14, 2003
--------------------------------------
           Robert A. Nesher

                   *                     Trustee                           November 14, 2003
--------------------------------------
             Nina Lesavoy

        /s/ EDWARD D. LOUGHLIN           President & Chief                 November 14, 2003
--------------------------------------     Executive Officer
          Edward D. Loughlin

        /s/ PEDRO A. RODRIGUEZ           Controller & Chief Financial      November 14, 2003
--------------------------------------     Officer
          Pedro A. Rodriguez


*By:    /s/ EDWARD D. LOUGHLIN
--------------------------------------
            Edward D. Loughlin
           ATTORNEY IN FACT

                                  EXHIBIT INDEX


EXHIBIT NUMBER                                                       DESCRIPTION
---------------  ------------------------------------------------------------------------------------------------------------------
EX-99.B(a)(1)    Agreement and Declaration of Trust dated October 17, 1986 as originally filed with Registrant's Registration
                   Statement on Form N-1A (File No. 33-9504) filed with the SEC on October 17, 1986 is herein incorporated by reference to Exhibit 1 filed with the SEC on January 28, 1998.

EX-99.B(a)(2)    Amendment to the Declaration of Trust dated December 23, 1988 is herein incorporated by reference to Exhibit 1(a)
                   of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on December 19, 1997.

EX-99.B(b)       By-Laws are herein incorporated by reference to Exhibit (b)(3) of Post-Effective Amendment No. 38 to Registrant's
                   Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878), filed with the SEC on January 28, 2002.

EX-99.B(c)       Not Applicable.

EX-99.B(d)(1)    Investment Advisory Agreement between the Trust and SEI Investments Management Corporation (the "Adviser") is
                   herein incorporated by reference to Exhibit 5(cc) of Post-Effective Amendment No. 26 to Registrant's
                   Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 1997.

EX-99.B(d)(2)    Schedule B to the Investment Advisory Agreement between the Trust and the Adviser is herein incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on
                   Form N-1A (File  Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(3)    Investment Sub-Advisory Agreement between the Adviser and LSV Asset Management with respect to the Trust's Large
                   Cap Value and Small Cap Value Portfolios is herein incorporated by reference to Exhibit (5)(q) of Post-Effective
                   Amendment No. 25 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 30, 1995.

EX-99.B(d)(4)    Investment Sub-Advisory Agreement between the Adviser and Martingale Asset Management, L.P. with respect to the
                   Trust's Mid-Cap Portfolio is herein incorporated by reference to Exhibit (5)(u) of Post-Effective Amendment No.
                   25 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on
                   November 30, 1995.

EX-99.B(d)(5)    Investment Sub-Advisory Agreement between the Adviser and Western Asset Management Company with respect to the
                   Core Fixed Income Portfolio is herein incorporated by reference to Exhibit 5(dd) of Post-Effective Amendment No.
                   26 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on
                   January 28, 1998.

EX-99.B(d)(6)    Investment Sub-Advisory Agreement between the Adviser and BlackRock Advisors, Inc. with respect to the Trust's
                   Core Fixed Income Portfolio is herein incorporated by reference to Exhibit (d)(19) of Post-Effective Amendment
                   No. 29 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 25, 1998.

EXHIBIT NUMBER                                                       DESCRIPTION
---------------  ------------------------------------------------------------------------------------------------------------------
EX-99.B(d)(7)    Schedule B to the Sub-Advisory Agreement between the Adviser and BlackRock Advisors, Inc. with respect to the Core
                   Fixed Income Portfolio is herein incorporated by reference to Exhibit (d)(45) of Post-Effective Amendment No. 32
                   to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed on January 28, 2000.

EX-99.B(d)(8)    Investment Sub-Advisory Agreement between the Adviser and Mazama Capital Management, Inc. with respect to the
                   Small Cap Growth Portfolio is herein incorporated by reference to Exhibit (d)(37) of Post-Effective Amendment
                   No. 32 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed on January 28,
                   2000.

EX-99.B(d)(9)    Investment Sub-Advisory Agreement between the Adviser and Nomura Corporate Research and Asset Management, Inc.
                   with respect to the High Yield Bond Portfolio is herein incorporated by reference to Exhibit (d)(38) of
                   Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and
                   811-4878) filed on January 28, 2000.

EX-99.B(d)(10)   Investment Sub-Advisory Agreement between the Adviser and David J. Greene & Company, LLC with respect to the
                   Tax-Managed Small Cap Portfolio is herein incorporated by reference to Exhibit (d)(47) of Post-Effective
                   Amendment No. 35 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed on
                   November 28, 2000.

EX-99.B(d)(11)   Investment Sub-Advisory Agreement between the Adviser and LSV Asset Management with respect to the Tax-Managed
                   Small Cap Portfolio is herein incorporated by reference to Exhibit (d)(48) of Post-Effective Amendment No. 35 to
                   Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed on November 28, 2000.

EX-99.B(d)(12)   Investment Sub-Advisory Agreement between the Adviser and McKinley Capital Management Inc. with respect to the
                   Small Cap Growth Portfolio is herein incorporated by reference to Exhibit (d)(54) of Post-Effective Amendment
                   No. 35 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 28, 2000.

EX-99.B(d)(13)   Investment Sub-Advisory Agreement between the Adviser and McKinley Capital Management Inc. with respect to the
                   Tax-Managed Small Cap Portfolio is herein incorporated by reference to Exhibit (d)(49) of Post-Effective
                   Amendment No. 35 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed on
                   November 28, 2000.

EX-99.B(d)(14)   Investment Sub-Advisory Agreement between the Adviser and Peregrine Capital Management, Inc. with respect to the
                   Large Cap Growth Portfolio is herein incorporated by reference to Exhibit (d)(57) of Post-Effective Amendment
                   No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 29, 2001.

EX-99.B(d)(15)   Investment Sub-Advisory Agreement between the Adviser and LSV Asset Management with respect to the Tax-Managed
                   Large Cap Portfolio is herein incorporated by reference to Exhibit (d)(63) of Post-Effective Amendment No. 37 to
                   Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January
                   28, 2002.

EXHIBIT NUMBER                                                       DESCRIPTION
---------------  ------------------------------------------------------------------------------------------------------------------
EX-99.B(d)(16)   Investment Sub-Advisory Agreement between the Adviser and Parametric Portfolio Associates with respect to the
                   Tax-Managed Large Cap Portfolio is herein incorporated by reference to Exhibit (d)(16) of Post-Effective
                   Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File  Nos. 33-9504 and 811-4878)
                   filed with the SEC on November 12, 2003.

EX-99.B(d)(17)   Investment Sub-Advisory Agreement between the Adviser and Shenkman Capital Management Inc. with respect to the
                   High Yield Bond Portfolio is herein incorporated by reference to Exhibit (d)(61) of Post-Effective Amendment No.
                   37 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on
                   January 28, 2002.

EX-99.B(d)(18)   Investment Sub-Advisory Agreement between the Adviser and Transamerica Investment Management, LLC with respect to the Large Cap Growth and Tax Managed Large Cap Portfolios is herein incorporated by reference to Exhibit (d)(62)
                   of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and
                   811-4878) filed with the SEC on January 28, 2002.

EX-99.B(d)(19)   Investment Sub-Advisory Agreement between the Adviser and Artisan Partners Limited Partnership with respect to the
                   Small Cap Value Portfolio is herein incorporated by reference to Exhibit (d)(23) of Post-Effective Amendment No.
                   38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on
                   January 28, 2003.

EX-99.B(d)(20)   Investment Sub-Advisory Agreement between the Adviser and David J. Greene and Company, LLC with respect to the
                   Small Cap Value Portfolio is herein incorporated by reference to Exhibit (d)(25) of Post-Effective Amendment No.
                   38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on
                   January 28, 2003.

EX-99.B(d)(21)   Investment Sub-Advisory Agreement between the Adviser and Lee Munder Investments, Ltd. with respect to the Small
                   Cap Growth Portfolio is herein incorporated by reference to Exhibit (d)(26) of Post-Effective Amendment No. 38
                   to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on
                   January 28, 2003.

EX-99.B(d)(22)   Investment Sub-Advisory Agreement between the Adviser and Martingale Asset Management, L.P. with respect to the
                   Small Cap Value Portfolio is herein incorporated by reference to Exhibit (d)(27) of Post-Effective Amendment No.
                   38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on
                   January 28, 2003.

EX-99.B(d)(23)   Investment Sub-Advisory Agreement between the Adviser and Mazama Capital Management, Inc. with respect to the
                   Tax-Managed Small Cap Portfolio is herein incorporated by reference to Exhibit (d)(28) of Post-Effective
                   Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

EX-99.B(d)(24)   Investment Sub-Advisory Agreement between the Adviser and McKinley Capital Management Inc. with respect to the
                   Large Cap Growth Portfolio is herein incorporated by reference to Exhibit (d)(29) of Post-Effective Amendment
                   No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

EXHIBIT NUMBER                                                       DESCRIPTION
---------------  ------------------------------------------------------------------------------------------------------------------
EX-99.B(d)(25)   Investment Sub-Advisory Agreement between the Adviser and Metropolitan West Asset Management LLC with respect to the Core Fixed Income Portfolio is herein incorporated by reference to Exhibit (d)(30) of Post-Effective
                   Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

EX-99.B(d)(26)   Investment Sub-Advisory Agreement between the Adviser and Montag & Caldwell, Inc. with respect to the Large Cap
                   Growth and Tax-Managed Large Cap Portfolios is herein incorporated by reference to Exhibit (d)(31) of
                   Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and
                   811-4878) filed with the SEC on January 28, 2003.

EX-99.B(d)(27)   Investment Sub-Advisory Agreement between the Adviser and Nicholas-Applegate Capital Management with respect to the High Yield Bond Portfolio is herein incorporated by reference to Exhibit (d)(32) of Post-Effective Amendment
                   No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

EX-99.B(d)(28)   Investment Sub-Advisory Agreement between the Adviser and Peregrine Capital Management, Inc. with respect to the
                   Tax-Managed Large Cap Portfolio is herein incorporated by reference to Exhibit (d)(33) of Post-Effective
                   Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

EX-99.B(d)(29)   Investment Sub-Advisory Agreement between the Adviser and RS Investments with respect to the Small Cap Growth
                   Portfolio is herein incorporated by reference to Exhibit (d)(34) of Post-Effective Amendment No. 38 to
                   Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January
                   28, 2003.

EX-99.B(d)(30)   Investment Sub-Advisory Agreement between the Adviser and Sanford C. Bernstein & Co., LLC with respect to the
                   Large Cap Value and Tax-Managed Large Cap Portfolios is herein incorporated by reference to Exhibit (d)(35) of
                   Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and
                   811-4878) filed with the SEC on January 28, 2003.

EX-99.B(d)(31)   Investment Sub-Advisory Agreement between the Adviser and Security Capital Research & Management Incorporated with respect to the Small Cap Value Portfolio is herein incorporated by reference to Exhibit (d)(37) of
                   Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and
                   811-4878) filed with the SEC on January 28, 2003.

EX-99.B(d)(32)   Investment Sub-Advisory Agreement between the Adviser and Wellington Management Company, LLP with respect to the
                   Small Cap Growth Portfolio is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment
                   No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.


EXHIBIT NUMBER                                                       DESCRIPTION
---------------  ------------------------------------------------------------------------------------------------------------------
EX-99.B(d)(33)   Investment Sub-Advisory Agreement between the Adviser and Goldman Sachs Asset Management with respect to the Large Cap Growth and Tax-Managed Large Cap Portfolios is herein incorporated by reference to
                   Exhibit (d)(33) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on
                   Form N-1A (File  Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(34)   Investment Sub-Advisory Agreement between the Adviser and Aronson+Johnson+Ortiz, LP with respect to the Large Cap
                   Value and Tax-Managed Large Cap Portfolios is herein incorporated by reference to Exhibit (d)(33) of
                   Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and
                   811-4878) filed with the SEC on August 29, 2003.

EX-99.B(d)(35)   Investment Sub-Advisory Agreement between the Adviser and Franklin Portfolio Associates, LLC with respect to the
                   Large Cap Value and Tax-Managed Large Cap Portfolios is herein incorporated by reference to Exhibit (d)(34) of
                   Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and
                   811-4878) filed with the SEC on August 29, 2003.

EX-99.B(d)(36)   Investment Sub-Advisory Agreement between the Adviser and Barclays Global Fund Advisors with respect to the Large
                   Cap Disciplined Equity Portfolio is herein incorporated by reference to Exhibit (d)(35) of Post-Effective
                   Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.

EX-99.B(d)(37)   Form of Investment Sub-Advisory Agreement between the Adviser and Enhanced Investment Technologies, LLC with respect to the Large Cap Disciplined Equity Portfolio is herein incorporated by reference to Exhibit (d)(36) of
                   Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and
                   811-4878) filed with the SEC on August 29, 2003.

EX-99.B(d)(38)   Investment Sub-Advisory Agreement between the Adviser and Analytic Investors, Inc. with respect to the Large Cap
                   Disciplined Equity Portfolio is herein incorporated by reference to Exhibit (d)(37) of Post-Effective Amendment
                   No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.

EX-99.B(d)(39)   Investment Sub-Advisory Agreement between the Adviser and Prudential Investment Management, Inc. with respect to the Large Cap Disciplined Equity Portfolio is herein incorporated by reference to Exhibit (d)(38) of
                   Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and
                   811-4878) filed with the SEC on August 29, 2003.

EX-99.B(d)(40)   Investment Sub-Advisory Agreement between the Adviser and Delaware Management Company, a series of Delaware
                   Management Business Trust, with respect to the Small Cap Growth and Tax-Managed Small Cap Portfolios is herein incorporated by reference to Exhibit (d)(39) of Post-Effective Amendment No. 39 to Registrant's Registration
                   Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.


EXHIBIT NUMBER                                                       DESCRIPTION
---------------  ------------------------------------------------------------------------------------------------------------------
EX-99.B(d)(41)   Investment Sub-Advisory Agreement between the Adviser and Wellington Management Company, LLP with respect to the
                   Small Cap Value and Real Estate Portfolios is herein incorporated by reference to Exhibit (d)(40) of
                   Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and
                   811-4878) filed with the SEC on August 29, 2003.

EX-99.B(d)(42)   Investment Sub-Advisory Agreement between the Adviser and Security Capital Research & Management Incorporated with respect to the Real Estate Portfolio is herein incorporated by reference to Exhibit (d)(41) of Post-Effective
                   Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.

EX-99.B(d)(43)   Investment Sub-Advisory Agreement between the Adviser and BlackRock Advisors, Inc. with respect to the Small Cap
                   Value and Tax-Managed Small Cap Portfolios is herein incorporated by reference to Exhibit (d)(42) of
                   Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and
                   811-4878) filed with the SEC on August 29, 2003.

EX-99.B(d)(44)   Investment Sub-Advisory Agreement between the Adviser and Lee Munder Investments Ltd. with respect to the Small
                   Cap Value Portfolio is herein incorporated by reference to Exhibit (d)(43) of Post-Effective Amendment No. 39 to
                   Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August
                   29, 2003.

EX-99.B(d)(45)   Assumption Agreement dated March 28, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P.
                   with respect to the Large Cap Growth and Tax-Managed Large Cap Funds is herein incorporated by reference to
                   Exhibit (d)(44) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File
                   Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.

EX-99.B(d)(46)   Amendment to Investment Sub-Advisory Agreement between SIMC and Sanford C. Bernstein & Co. LLC with respect to the
                   Large Cap Value and Tax-Managed Large Cap Portfolios is herein incorporated by reference to Exhibit (d)(46) of
                   Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File  Nos. 33-9504
                   and 811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(47)   Amendment to Investment Sub-Advisory Agreement between SIMC and Artisan Partners Limited Partnership with respect to the Small Cap Value Portfolio is herein incorporated by reference to Exhibit (d)(47) of Post-Effective
                   Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File  Nos. 33-9504 and 811-4878)
                   filed with the SEC on November 12, 2003.

EX-99.B(d)(48)   Amendment to Investment Sub-Advisory Agreement between SIMC and BlackRock Advisors, Inc. with respect to the Cored
                   Fixed Income Portfolio is herein incorporated by reference to Exhibit (d)(48) of Post-Effective Amendment
                   No. 40 to the Registrant's Registration Statement on Form N-1A (File  Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.


EXHIBIT NUMBER                                                       DESCRIPTION
---------------  ------------------------------------------------------------------------------------------------------------------
EX-99.B(d)(49)   Amendment to Investment Sub-Advisory Agreement between SIMC and David J. Greene & Co., LLC with respect to the
                   Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(49) of Post-Effective Amendment
                   No. 40 to the Registrant's Registration Statement on Form N-1A (File  Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(50)   Amendment to Investment Sub-Advisory Agreement between SIMC and David J. Greene & Co., LLC with respect to the
                   Tax-Managed Small Cap Fund is herein incorporated by reference to Exhibit (d)(50) of Post-Effective Amendment
                   No. 40 to the Registrant's Registration Statement on Form N-1A (File  Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(51)   Amendment to Investment Sub-Advisory Agreement between SIMC and Goldman Sachs Asset Management, L.P. with respect to the Large Cap Growth and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(51)
                   of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File  Nos. 33-9504
                   and 811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(52)   Amendment to Investment Sub-Advisory Agreement between SIMC and Lee Munder Investments Ltd. with respect to the
                   Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(52) of Post-Effective Amendment No. 40
                   to the Registrant's Registration Statement on Form N-1A (File  Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(53)   Amendment to Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Large Cap
                   Value and Small Cap Value Portfolios is herein incorporated by reference to Exhibit (d)(53) of Post-Effective
                   Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File  Nos. 33-9504 and 811-4878)
                   filed with the SEC on November 12, 2003.

EX-99.B(d)(54)   Amendment to Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the
                   Tax-Managed Large Cap Portfolio is herein incorporated by reference to Exhibit (d)(54) of Post-Effective
                   Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File  Nos. 33-9504 and 811-4878)
                   filed with the SEC on November 12, 2003.

EX-99.B(d)(55)   Amendment to Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the
                   Tax-Managed Small Cap Fund is herein incorporated by reference to Exhibit (d)(55) of Post-Effective Amendment
                   No. 40 to the Registrant's Registration Statement on Form N-1A (File  Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(56)   Amendment to Investment Sub-Advisory Agreement between SIMC and Martingale Asset Management, L.P. with respect to the Mid Cap Portfolio is herein incorporated by reference to Exhibit (d)(56) of Post-Effective Amendment No. 40
                   to the Registrant's Registration Statement on Form N-1A (File  Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(57)   Amendment to Investment Sub-Advisory Agreement between SIMC and Martingale Asset Management, L.P. with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(57) of Post-Effective Amendment
                   No. 40 to the Registrant's Registration Statement on Form N-1A (File  Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.


EXHIBIT NUMBER                                                       DESCRIPTION
---------------  ------------------------------------------------------------------------------------------------------------------

EX-99.B(d)(58)   Amendment to Investment Sub-Advisory Agreement between SIMC and Mazama Capital Management, Inc. with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(58) of Post-Effective Amendment
                   No. 40 to the Registrant's Registration Statement on Form N-1A (File  Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(59)   Amendment to Investment Sub-Advisory Agreement between SIMC and Mazama Capital Management, Inc. with respect to the Tax-Managed Small Cap Fund is herein incorporated by reference to Exhibit (d)(59) of Post-Effective
                   Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File  Nos. 33-9504 and 811-4878)
                   filed with the SEC on November 12, 2003.

EX-99.B(d)(60)   Amendment to Investment Sub-Advisory Agreement between SIMC and McKinley Capital Management, Inc. with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(60) of Post-Effective Amendment
                   No. 40 to the Registrant's Registration Statement on Form N-1A (File  Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(61)   Amendment to Investment Sub-Advisory Agreement between SIMC and McKinley Capital Management, Inc. with respect to the Tax-Managed Small Cap Fund is herein incorporated by reference to Exhibit (d)(61) of Post-Effective
                   Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File  Nos. 33-9504 and 811-4878)
                   filed with the SEC on November 12, 2003.

EX-99.B(d)(62)   Amendment to Investment Sub-Advisory Agreement between SIMC and McKinley Capital Management, Inc. with respect to the Large Cap Growth Fund is herein incorporated by reference to Exhibit (d)(62) of Post-Effective Amendment
                   No. 40 to the Registrant's Registration Statement on Form N-1A (File  Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(63)   Amendment to Investment Sub-Advisory Agreement between SIMC and Metropolitan West Asset Management LLC with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(63) of Post-Effective
                   Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File  Nos. 33-9504 and 811-4878)
                   filed with the SEC on November 12, 2003.

EX-99.B(d)(64)   Amendment to Investment Sub-Advisory Agreement between SIMC and Montag & Caldwell Inc. with respect to the Large
                   Cap Growth and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(64) of
                   Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File  Nos. 33-9504
                   and 811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(65)   Amendment to Investment Sub-Advisory Agreement between SIMC and Nomura Corporate Research and Asset Management,
                   Inc. with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(65) of
                   Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File  Nos. 33-9504
                   and 811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(66)   Amendment to Investment Sub-Advisory Agreement between SIMC and Peregrine Capital Management, Inc. with respect to the Tax-Managed Large Cap Portfolio is herein incorporated by reference to Exhibit (d)(66) of Post-Effective
                   Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File  Nos. 33-9504 and 811-4878)
                   filed with the SEC on November 12, 2003.


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
EXHIBIT NUMBER                                                       DESCRIPTION
---------------  ------------------------------------------------------------------------------------------------------------------
EX-99.B(d)(67)   Amendment to Investment Sub-Advisory Agreement between SIMC and Peregrine Capital Management, Inc. with respect to the Large Cap Growth Portfolio is herein incorporated by reference to Exhibit (d)(67) of Post-Effective
                   Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File  Nos. 33-9504 and 811-4878)
                   filed with the SEC on November 12, 2003.

EX-99.B(d)(68)   Amendment to Investment Sub-Advisory Agreement between SIMC and RS Investment Management, LP with respect to the
                   Small Cap Growth Portfolio is herein incorporated by reference to Exhibit (d)(68) of Post-Effective Amendment
                   No. 40 to the Registrant's Registration Statement on Form N-1A (File  Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(69)   Amendment to Investment Sub-Advisory Agreement between SIMC and Security Capital Research and Management
                   Incorporated with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(69) of
                   Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File  Nos. 33-9504
                   and 811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(70)   Amendment to Investment Sub-Advisory Agreement between SIMC and Transamerica Investment Management, LLC with respect to the Large Cap Growth and Tax-Managed Large Cap Funds is herein incorporated by reference to
                   Exhibit (d)(70) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A
                   (File  Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(71)   Amendment to Investment Sub-Advisory Agreement between SIMC and Wellington Management Company, LLP with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(71) of Post-Effective Amendment
                   No. 40 to the Registrant's Registration Statement on Form N-1A (File  Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(72)   Amendment to Investment Sub-Advisory Agreement between SIMC and Western Asset Management Company with respect to the Core Fixed Income Portfolio is herein incorporated by reference to Exhibit (d)(72) of Post-Effective
                   Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File  Nos. 33-9504 and 811-4878)
                   filed with the SEC on November 12, 2003.

EX-99.B(d)(73)   Investment Sub-Advisory Agreement between SIMC and Wells Capital Management, Inc. with respect to the Core Fixed
                   Income Fund is herein incorporated by reference to Exhibit (d)(73) of Post-Effective Amendment No. 40 to the
                   Registrant's Registration Statement on Form N-1A (File  Nos. 33-9504 and 811-4878) filed with the SEC on
                   November 12, 2003.

EX-99.B(d)(74)   Investment Sub-Advisory Agreement between SIMC and Artisan Partners Limited Partnership with respect to the
                   Small/Mid Cap Equity Fund to be filed by later amendment.

EX-99.B(d)(75)  Investment Sub-Advisory Agreement between SIMC and BlackRock Advisors, Inc. with respect to the Small/Mid Cap
                   Equity Fund to be filed by later amendment.

EX-99.B(d)(76)  Investment Sub-Advisory Agreement between SIMC and Delaware Management Company with respect to the Small/Mid Cap
                   Equity Fund to be filed by later amendment.


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
EXHIBIT NUMBER                                                       DESCRIPTION
---------------  ------------------------------------------------------------------------------------------------------------------
EX-99.B(d)(77)  Investment Sub-Advisory Agreement between SIMC and Lee Munder Investments, Ltd. with respect to the Small/Mid Cap
                   Equity Fund to be filed by later amendment.

EX-99.B(d)(78)  Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Small/Mid Cap Equity
                   Fund to be filed by later amendment.

EX-99.B(d)(79)  Investment Sub-Advisory Agreement between SIMC and Martingale Asset Management, L.P. with respect to the
                   Small/Mid Cap Equity Fund to be filed by later amendment.

EX-99.B(d)(80)  Investment Sub-Advisory Agreement between SIMC and Mazama Capital Management, Inc. with respect to the
                   Small/Mid Cap Equity Fund to be filed by later amendment.

EX-99.B(d)(81)  Investment Sub-Advisory Agreement between SIMC and Security Capital Research & Management Incorporated with respect to the Small/Mid Cap Equity Fund to be filed by later amendment.

EX-99.B(d)(82)  Investment Sub-Advisory Agreement between SIMC and Wellington Management Company, LLP with respect to the
                   Small/Mid Cap Equity Fund to be filed by later amendment.

EX-99.B(e)(1)    Amended and Restated Distribution Agreement between the Trust and SEI Investments Distribution Co. dated September
                   16, 2002 is herein incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 38 to Registrant's
                   Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

EX-99.B(e)(2)    Amended and Restated Schedule A to the Distribution Agreement between the Trust and SEI Investments Distribution
                   Co. dated September 17, 2003 is herein incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment
                   No. 40 to the Registrant's Registration Statement on Form N-1A (File  Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

EX-99.B(f)       Not Applicable.

EX-99.B(g)(1)    Custodian Agreement between the Trust and CoreStates Bank, N.A. (formerly Philadelphia National Bank) as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File
                   No. 33-9504) filed with the SEC on January 29, 1987 is herein incorporated by reference to Exhibit 8(a) filed with the SEC on January 28, 1998.

EX-99.B(g)(2)    Custodian Agreement between the Trust and United States National Bank of Oregon filed with Pre-Effective Amendment
                   No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on January 29,
                   1987 is herein incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 28.

EX-99.B(h)(1)    Amended and Restated Administration and Transfer Agency Agreement between the Trust and SEI Investments Fund
                   Management dated September 16, 2002 is herein incorporated by reference to Exhibit (h) of Post-Effective
                   Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.


EXHIBIT NUMBER                                                       DESCRIPTION
---------------  ------------------------------------------------------------------------------------------------------------------

EX-99.B(h)(2)    Amended and Restated Schedule C to the Amended and Restated Administrative and Transfer Agency Agreement between the Trust and SEI Investments Fund Management dated September 17, 2003 is herein incorporated by reference to
                   Exhibit (h)(2) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A
                   (File  Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

EX-99.B(i)       Opinion and Consent of Counsel is to be filed by later amendment.

EX-99.B(j)       Consent of Independent Accountants is to be filed by later amendment.

EX-99.B(k)       Not Applicable.

EX-99.B(l)       Not Applicable.

EX-99.B(m)(1)    Shareholder Service Plan and Agreement with respect to the Class A shares is incorporated by reference to Exhibit
                   15(e) of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File No. 33-9504)
                   filed with the SEC on January 28, 1997.

EX-99.B(m)(2)    Shareholder Service Plan and Agreement with respect to Class I shares is herein incorporated by reference to
                   Exhibit (m)(6) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File No.
                   33-9504) filed with the SEC on January 29, 2001.

EX-99.B(m)(3)    Shareholder Service Plan and Agreement with respect to Class Y shares is herein incorporated by reference to
                   Exhibit (m)(7) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File No.
                   33-9504) filed with the SEC on January 29, 2001.

EX-99.B(m)(4)    Administrative Service Plan and Agreement with respect to Class I shares is herein incorporated by reference to
                   Exhibit (m)(8) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos.
                   33-9504 and 811-4878), filed with the SEC on January 28, 2002.

EX-99.B(n)       Rule 18f-3 Multiple Class Plan is herein incorporated by reference to Exhibit (n) of Post-Effective Amendment No.
                   38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on
                   January 28, 2003.

EX-99.B(o)       Not applicable.

EX-99.B(p)(1)    The Code of Ethics for SEI Investments Company is herein incorporated by reference to Exhibit (p)(4) of
                   Post-Effective Amendment No. 42 of SEI Daily Income Trust's Registration Statement on Form N-1A (File Nos.
                   2-77048 and 811-3451), filed with the SEC on May 30, 2000 (Accession #0000912057-00-026756).

EX-99.B(p)(2)    The Code of Ethics for SEI Institutional Managed Trust is herein incorporated by reference to Exhibit (p)(2) of
                   Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed on
                   July 3, 2000.

EX-99.B(p)(3)    The Code of Ethics for Artisan Partners Limited Partnership is herein incorporated by reference to Exhibit (p)(3)
                   of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and
                   811-4878) filed with the SEC on August 29, 2003.



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
EXHIBIT NUMBER                                                       DESCRIPTION
---------------  ------------------------------------------------------------------------------------------------------------------
EX-99.B(p)(4)    The Code of Ethics for Barclays Global Fund Advisors is herein incorporated by reference to Exhibit (p)(42) of
                   Post-Effective Amendment No. 9 to SEI Institutional Investments Trust's Registration Statement (File Nos.
                   33-58041 and 811-7257) on Form N1-A, filed with the SEC on March 29, 2002 (Accession #0000912057-02-012707).

EX-99.B(p)(5)    The Code of Ethics for BlackRock Advisors, Inc. is herein incorporated by reference to Exhibit (p)(6) of
                   Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File No. 33-9504), filed with the SEC on January 28, 2002.

EX-99.B(p)(6)    The Code of Ethics for David J. Greene & Company, LLC is herein incorporated by reference to Exhibit (p)(24) of
                   Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed on
                   July 14, 2000.

EX-99.B(p)(7)    The Code of Ethics for Goldman Sachs Asset Management is herein incorporated by reference to Exhibit (p)(9) of
                   Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and
                   811-4878) filed with the SEC on January 28, 2003.

EX-99.B(p)(8)    The Code of Ethics for Lee Munder Investments, Ltd. is herein incorporated by reference to Exhibit (p)(11) of
                   Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and
                   811-4878) filed with the SEC on January 28, 2003.

EX-99.B(p)(9)    The Code of Ethics for LSV Asset Management is herein incorporated by reference to Exhibit (p)(9) of
                   Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File  Nos. 33-9504
                   and 811-4878) filed with the SEC on November 12, 2003.

EX-99.B(p)(10)   The Code of Ethics for Martingale Asset Management, L.P. is herein incorporated by reference to Exhibit (p)(10) of
                   Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed on
                   July 3, 2000.

EX-99.B(p)(11)   The Code of Ethics for Mazama Capital Management Inc. is herein incorporated by reference to Exhibit (p)(11) of
                   Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed on
                   July 3, 2000.

EX-99.B(p)(12)   The Code of Ethics for McKinley Capital Management, Inc. is herein incorporated by reference to Exhibit (p)(25) of
                   Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File No. 33-9504), filed with the SEC on January 28, 2002.

EX-99.B(p)(13)   The Code of Ethics for Metropolitan West Asset Management LLC is herein incorporated by reference to Exhibit
                   (p)(21) of Post-Effective Amendment No. 10 to SEI Institutional Investments Trust's Registration Statement (File
                   Nos. 33-58041 and 811-7257) on Form N1-A, filed with the SEC on September 30, 2002 (Accession
                   #0000912057-02-037245).


EXHIBIT NUMBER                                                       DESCRIPTION
---------------  ------------------------------------------------------------------------------------------------------------------
EX-99.B(p)(14)   The Code of Ethics for Montag & Caldwell, Inc. is herein incorporated by reference to Exhibit (p)(20) of
                   Post-Effective Amendment No. 13 to SEI Institutional Investments Trust's Registration Statement (File Nos.
                   33-58041 and 811-7257) on Form N1-A, filed with the SEC on September 30, 2003.

EX-99.B(p)(15)   The Code of Ethics for Nicholas-Applegate Capital Management is filed herewith. Herein incorporated by reference to Exhibit (p)(15) of Post-Effective Amendment No.39 to Registrant's Registration Statement on Form N-1A (File
                   Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.

EX-99.B(p)(16)   The Code of Ethics for Nomura Corporate Resesarch and Asset Management, Inc. is herein incorporated by reference to Exhibit (p)(14) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A (File
                   No. 33-9504) filed on July 3, 2000.

EX-99.B(p)(17)   The Code of Ethics for Parametric Portfolio Associates dated June 15, 2001, is herein incorporated by reference to
                   Exhibit (p)(34) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File No.
                   33-9504), filed with the SEC on January 28, 2002.

EX-99.B(p)(18)   The Code of Ethics for Peregrine Capital Management, Inc. is herein incorporated by reference to Exhibit (p)(31)
                   of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on January 29, 2001.

EX-99.B(p)(19)   The Code of Ethics for RS Investments is herein incorporated by reference to Exhibit (p)(16) of Post-Effective
                   Amendment No. 33 to Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed on July 3, 2000.

EX-99.B(p)(20)   The Code of Ethics for Sanford Bernstein & Co., Inc. is herein incorporated by reference to Exhibit (p)(17) of
                   Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed on
                   July 3, 2000.

EX-99.B(p)(21)   The Code of Ethics for Security Capital Research & Management Incorporated is herein incorporated by reference to
                   Exhibit (p)(21) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File
                   Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.

EX-99.B(p)(22)   The Code of Ethics for Shenkman Capital Management, Inc. is herein incorporated by reference to Exhibit (p)(38) of
                   Post-Effective Amendment No. 7 to SEI Institutional Investments Trust's Registration Statement on Form N-1A
                   (File Nos. 33-58041 and 811-7257) filed with the SEC on September 28, 2001 (Accession #0000912057-00-043038).

EX-99.B(p)(23)   The Code of Ethics for Transamerica Investment Management, LLC is herein incorporated by reference to Exhibit
                   (p)(23) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos.
                   33-9504 and 811-4878) filed with the SEC on August 29, 2003.

EX-99.B(p)(24)   The Code of Ethics for Wellington Management Company, LLP is herein incorporated by reference to Exhibit (p)(3) of
                   Post-Effective Amendment No. 43 to SEI Daily Income Trust's Registration Statement (File Nos. 2-77048 and
                   811-03451) on Form N1-A, filed with the SEC on January 19, 2001 (Accession #0000912057-01-002396).



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
EXHIBIT NUMBER                                                       DESCRIPTION
---------------  ------------------------------------------------------------------------------------------------------------------
EX-99.B(p)(25)   The Code of Ethics for Western Asset Management Company is herein incorporated by reference to Exhibit (p)(25) of
                   Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and
                   811-4878) filed with the SEC on August 29, 2003.

EX-99.B(p)(26)   The Code of Ethics for Aronson+Johnson+Ortiz, LP is herein incorporated by reference to Exhibit (p)(32) of
                   Post-Effective Amendment No. 12 to SEI Institutional Investments Trust's Registration Statement on Form N-1A
                   (File Nos. 33-58041 and 811-7257) filed with the SEC on July 29, 2003.

EX-99.B(p)(27)   The Code of Ethics for Franklin Portfolio Associates, LLC is herein incorporated by reference to Exhibit (p)(33)
                   of Post-Effective Amendment No. 12 to SEI Institutional Investments Trust's Registration Statement on Form N-1A
                   (File Nos. 33-58041 and 811-7257) filed with the SEC on July 29, 2003.

EX-99.B(p)(28)   The Code of Ethics for Enhanced Investment Technologies, LLC is herein incorporated by reference to Exhibit
                   (p)(34) of Post-Effective Amendment No. 12 to SEI Institutional Investments Trust's Registration Statement on
                   Form N-1A (File Nos. 33-58041 and 811-7257) filed with the SEC on July 29, 2003.

EX-99.B(p)(29)   The Code of Ethics for Analytic Investors, Inc. is herein incorporated by reference to Exhibit (p)(35) of
                   Post-Effective Amendment No. 12 to SEI Institutional Investments Trust's Registration Statement on Form N-1A
                   (File Nos. 33-58041 and 811-7257) filed with the SEC on July 29, 2003.

EX-99.B(p)(30)   The Code of Ethics for Prudential Investment Management, Inc. is herein incorporated by reference to Exhibit
                   (p)(36) of Post-Effective Amendment No. 12 to SEI Institutional Investments Trust's Registration Statement on
                   Form N-1A (File Nos. 33-58041 and 811-7257) filed with the SEC on July 29, 2003.

EX-99.B(p)(31)   The Code of Ethics for Delaware Management Company, a series of Delaware Management Business Trust, is herein incorporated by reference to Exhibit (p)(37) of Post-Effective Amendment No. 12 to SEI Institutional Investments
                   Trust's Registration Statement on Form N-1A (File Nos. 33-58041 and 811-7257) filed with the SEC on July 29,
                   2003.

EX-99.B(p)(32)   The Code of Ethics for Wells Capital Management, Inc. is herein incorporated by reference to Exhibit (p)(31) of
                   Post-Effective Amendment No. 13 to SEI Institutional Investments Trust's Registration Statement on Form N-1A
                   (File Nos. 33-58041 and 811-7257) filed with the SEC on September 20, 2003.

EX-99.B(q)       Powers of Attorney for Robert A. Nesher, William M. Doran, George J. Sullivan, Jr., F. Wendell Gooch, Rosemarie B.
                   Greco, Pedro A. Rodriguez, James M. Storey, Nina Lesavoy and Edward D. Loughlin are herein incorporated by reference to Exhibit (q) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on
                   Form N-1A (File  Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.